UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

Semi-Annual Report

October 31, 2023

IQ Ultra Short Duration ETF (ULTR)

IQ MacKay ESG Core Plus Bond ETF (ESGB)

IQ MacKay Multi-Sector Income ETF (MMSB)

IQ MacKay ESG High Income ETF (IQHI)

IQ MacKay Municipal Insured ETF (MMIN)

IQ MacKay Municipal Intermediate ETF (MMIT)

IQ MacKay California Municipal Intermediate ETF (MMCA)

IQ CBRE Real Assets ETF (IQRA)

IQ Winslow Large Cap Growth ETF (IWLG)

IQ Winslow Focused Large Cap Growth ETF (IWFG)

Not FDIC Insured | May Lose Value | No Bank Guarantee

Special Notice:

Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.

If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit www.fundreports.com.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725.

Availability of Proxy Voting Policies and Proxy Voting Records

You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725, visiting neworklifeinvestments.com/etf, or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s web site at www.sec.gov. Additionally, the Funds’ make their portfolio holdings for the first and third quarters of each fiscal year available on the Funds’ website at newyorklifeinvestments.com/documents.

Availablity of Premium/Discount Information

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website newyorklifeinvestments.com/etf or by calling 1-888-474-7725.

Electronic Delivery

Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.

To enroll:

Visit www.fundreports.com

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President

Interest rates and inflation were the primary forces driving market behavior during the six-month reporting period ended October 31, 2023, with equity indices delivering mixed performance while bond indices generally declined.

U.S. inflation levels, as measured by the Consumer Price Index, ranged between 3.0% and 4.0% throughout the reporting period, down from the peak of 9.1% in June 2022, although well above the 2% target set by the U.S. Federal Reserve (the “Fed”). At the same time, the benchmark federal funds rate climbed to over 5%, its highest level since the financial crisis of 2007, as the Fed attempted to drive inflation still lower. Comments from Fed members reinforced the central bank’s hawkish stance in response to surprisingly robust U.S. economic growth and rising wage pressures, thus increasing the likelihood that interest rates would stay higher for longer. International developed markets exhibited similar dynamics of persistently elevated inflation and rising interest rates.

Against a backdrop of high interest rates, political dysfunction in Washington D.C. and intensifying global geopolitical instability—including the ongoing war in Ukraine and the outbreak of hostilities in the Middle East—equity markets struggled to advance. The S&P 500® Index, a widely regarded benchmark of large-cap U.S. market performance, eked out a slight gain, bolstered by the strong performance of mega-cap, growth-oriented, technology-related shares as investors flocked to companies creating the infrastructure for developments in artificial intelligence. However, smaller-cap stocks and value-oriented shares trended lower. Among industry sectors, information technology posted the strongest gains, followed by consumer discretionary, which rose in response to healthy consumer spending trends, while energy shares benefited from rising petroleum prices. All other sectors lost ground. Utilities declined most sharply as rising interest rates undermined the appeal of high-yielding stocks, while real estate came under pressure from rising mortgage rates and weak levels of office occupancy, and consumer staples declined as market sentiment turned away from defensive, value-oriented businesses. International equities broadly trailed their U.S. counterparts as economic growth in the rest of world generally lagged that of the United States, and as the U.S. dollar rose in value compared to most other global currencies.

Bond prices were driven lower by rising yields and increasing expectations of high interest rates for an extended period of time. The U.S. yield curve steepened, with the 30-year Treasury yield exceeding 5% for the first time in more than a decade. The yield curve remained inverted, with the 10-year Treasury yield ending the period at 4.88%, compared with 5.07% for the 2-year Treasury yield. Corporate bonds outperformed long-term Treasury bonds, but still trended lower under pressure from rising yields and an uptick in default rates. Among corporates, lower-credit-quality instruments performed relatively well compared to their higher-credit-quality counterparts, while floating rate securities performed better still.

In the face of today’s uncertain market environment, New York Life Investments remains dedicated to providing the guidance, resources and investment solutions you need to pursue your financial goals.

Thank you for trusting us to help meet your investment needs.

Sincerely,

Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of a Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/23 to 10/31/23” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by any underlying Fund investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by any underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 05/01/2023 to 10/31/2023	Expenses Paid During the period 05/01/2023 to 10/31/2023[1]
IQ Ultra Short Duration ETF
Actual	$1,000.00	$1,024.00	0.24%	$1.22
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.93	0.24%	$1.22

IQ MacKay ESG Core Plus Bond ETF
Actual	$1,000.00	$941.10	0.39%	$1.90
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.18	0.39%	$1.98

IQ MacKay Multi-Sector Income ETF
Actual	$1,000.00	$942.60	0.40%	$1.95
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.13	0.40%	$2.03

IQ MacKay ESG High Income ETF
Actual	$1,000.00	$995.20	0.40%	$2.01
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.13	0.40%	$2.03

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios for the Period 05/01/2023 to 10/31/2023	Expenses Paid During the period 05/01/2023 to 10/31/2023[1]
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$940.30	0.30%	$1.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53

IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$968.00	0.30%	$1.48
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53

IQ MacKay California Municipal Intermediate ETF
Actual	$1,000.00	$967.40	0.35%	$1.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78

IQ CBRE Real Assets ETF
Actual	$1,000.00	$875.90	0.65%	$2.92*
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.80	0.65%	$3.14

IQ Winslow Large Cap Growth ETF
Actual	$1,000.00	$1,067.10	0.60%	$3.12
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05

IQ Winslow Focused Large Cap Growth ETF
Actual	$1,000.00	$1,052.70	0.65%	$3.35
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30

*Commenced operations on May 10, 2023. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 175/366 (to reflect commencement of operation).

1Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366.

Portfolio Summaries* (unaudited)

October 31, 2023

See notes to financial statements.

IQ Ultra Short Duration ETF

Net Assets ($ mil): $16.7

Country	% of Net Assets
United States	91.2%
Ireland	3.1
Canada	1.6
Switzerland	1.5
Italy	1.2
Japan	1.2
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
Total Net Assets	100.0%

IQ MacKay ESG Core Plus Bond ETF

Net Assets ($ mil): $228.7

Country	% of Net Assets
United States	87.6%
United Kingdom	2.4
France	2.0
Germany	1.4
Japan	1.0
Canada	1.0
Netherlands	0.9
Australia	0.9
Switzerland	0.5
Brazil	0.5
Israel	0.4
Spain	0.4
Italy	0.4
Ireland	0.3
Sweden	0.2
Supranational	0.2
Colombia	0.1
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ MacKay Multi-Sector Income ETF

Net Assets ($ mil): $22.4

Country	% of Net Assets
United States	88.7%
France	1.9
United Kingdom	1.3
South Africa	0.9
Chile	0.8
Angola	0.8
Indonesia	0.7
China	0.7
Switzerland	0.6
Colombia	0.6
Qatar	0.6
Germany	0.5
Israel	0.5
Australia	0.4
Mexico	0.4
Ireland	0.3
Canada	0.2
Netherlands	0.0	(a)
Finland	0.0	(a)
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Total Net Assets	100.0%

IQ MacKay ESG High Income ETF

Net Assets ($ mil): $82.5

Country	% of Net Assets
United States	82.5%
Canada	6.7
United Kingdom	1.9
France	1.8
Italy	1.7
Netherlands	1.1
Israel	0.6
Luxembourg	0.6
Australia	0.4
Finland	0.4
Germany	0.3
Mexico	0.1
Total Investments	98.1
Other Assets and Liabilities, Net	1.9
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2023

IQ MacKay Municipal Insured ETF

Net Assets ($ mil): $391.0

Industry	% of Net Assets
School District	22.2%
General Obligation	19.3
General	14.8
Transportation	7.4
Water	6.0
Education	5.7
Airport	5.5
Medical	4.1
Development	3.7
Higher Education	3.6
Power	3.1
Utilities	1.5
Mello-Roos	1.4
Housing	1.3
Money Market Fund	0.9
Bond Bank	0.6
Student Loan	0.0 (a)
Total Investments	101.1
Other Assets and Liabilities, Net	(1.1)
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ MacKay Municipal Intermediate ETF

Net Assets ($ mil): $552.3

Industry	% of Net Assets
General	17.9%
General Obligation	17.1
School District	11.8
Water	9.1
Multifamily Hsg	9.0
Medical	6.5
Money Market Fund	6.0
Transportation	5.0
Power	4.5
Higher Education	3.9
Airport	2.5
Education	2.2
Development	1.8
Utilities	1.7
Nursing Homes	0.6
Bond Bank	0.5
Build America Bonds	0.5
Single Family Hsg	0.4
Tobacco Settlement	0.3
Housing	0.2
Mello-Roos	0.2
Pollution	0.2
Facilities	0.0 (a)
Student Loan	0.0 (a)
Total Investments	101.9
Other Assets and Liabilities, Net	(1.9)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

October 31, 2023

IQ MacKay California Municipal Intermediate ETF

Net Assets ($ mil): $33.9

Industry	% of Net Assets
General	19.3%
School District	15.0
Airport	13.2
Water	10.2
General Obligation	8.5
Money Market Fund	7.0
Power	5.9
Transportation	4.8
Development	4.3
Mello-Roos	3.6
Utilities	3.0
Housing	2.6
Higher Education	1.6
Medical	1.4
Pollution	1.4
Multifamily Hsg	0.6
Total Investments	102.4
Other Assets and Liabilities, Net	(2.4)
Total Net Assets	100.0%

IQ CBRE Real Assets ETF

Net Assets ($ mil): $4.3

Industry	% of Net Assets
Utilities	24.6%
Transportation	12.8
Midstream/Pipelines	7.1
Residential	7.1
Storage	6.5
Shopping Centers	5.7
Healthcare	5.6
Malls	5.5
Industrial	5.2
Communications	4.7
Diversified	4.0
Datacenters	3.4
Hotels	3.2
Office Buildings	3.1
Net Lease	1.4
Money Market	0.5
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

IQ Winslow Large Cap Growth ETF

Net Assets ($ mil): $19.9

Industry	% of Net Assets
Information Technology	45.6%
Consumer Discretionary	17.3
Communication Services	13.1
Health Care	10.8
Financials	6.5
Industrials	3.6
Materials	1.7
Consumer Staples	1.1
Money Market Fund	0.4
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Total Net Assets	100.0%

IQ Winslow Focused Large Cap Growth ETF

Net Assets ($ mil): $6.5

Industry	% of Net Assets
Information Technology	40.5%
Consumer Discretionary	14.6
Health Care	12.8
Communication Services	12.4
Financials	7.8
Materials	4.6
Industrials	4.4
Consumer Staples	2.9
Money Market Fund	0.5
Total Investments	100.5
Other Assets and Liabilities, Net	(0.5)
Total Net Assets	100.0%

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.5%
Corporate Bonds — 48.8%
Communications — 3.6%
T-Mobile USA, Inc.
1.500%, due 2/15/26	$290,000	$263,020
2.625%, due 4/15/26	150,000	138,634
Verizon Communications, Inc.
6.134%, (SOFR + 0.79%), due 3/20/26(a)	204,000	205,020
		606,674
Consumer, Cyclical — 1.4%
General Motors Financial Co., Inc.
6.050%, due 10/10/25	140,000	139,424
Hyundai Capital America
5.650%, due 6/26/26	70,000	69,087
Nissan Motor Acceptance Co. LLC
6.950%, due 9/15/26	5,000	5,014
7.050%, due 9/15/28	15,000	14,814
		228,339
Consumer, Non-cyclical — 1.5%
Laboratory Corp. of America Holdings
3.250%, due 9/1/24	250,000	244,394
Energy — 1.3%
ONEOK, Inc.
5.550%, due 11/1/26	30,000	29,638
5.850%, due 1/15/26	55,000	54,945
Plains All American Pipeline LP / PAA Finance Corp.
4.500%, due 12/15/26	145,000	138,187
		222,770
Financial — 27.8%
Air Lease Corp.
0.800%, due 8/18/24	440,000	420,741
Bank of America Corp.
4.200%, due 8/26/24	475,000	467,327
5.080%, (SOFR + 1.29%), due 1/20/27(a)	230,000	223,897
Bank of New York Mellon Corp. (The)
4.543%, (SOFR + 1.17%), due 2/1/29(a)	110,000	103,207
4.947%, (SOFR + 1.03%), due 4/26/27(a)	65,000	63,173
Blackstone Holdings Finance Co. LLC
5.900%, due 11/3/27	115,000	113,901
Blackstone Private Credit Fund
7.050%, due 9/29/25	115,000	114,561
Capital One Financial Corp.
4.166%, (SOFR + 1.37%), due 5/9/25(a)	325,000	318,420
Citigroup, Inc.
5.610%, (SOFR + 1.55%), due 9/29/26(a)	150,000	148,074
Corebridge Financial, Inc.
3.500%, due 4/4/25	385,000	370,160
Fifth Third Bancorp
6.361%, (SOFR + 2.19%), due 10/27/28(a)	130,000	126,528

	Principal Amount	Value
Corporate Bonds (continued)
Financial (continued)
HSBC USA, Inc.
5.625%, due 3/17/25	$300,000	$298,049
Huntington National Bank (The)
4.008%, (SOFR + 1.21%), due 5/16/25(a)	380,000	369,059
JPMorgan Chase & Co.
3.845%, (SOFR + 0.98%), due 6/14/25(a)	365,000	359,394
5.546%, (SOFR + 1.07%), due 12/15/25(a)	110,000	109,173
Manufacturers & Traders Trust Co.
5.400%, due 11/21/25	250,000	241,917
Morgan Stanley
4.679%, (SOFR + 1.67%), due 7/17/26(a)	200,000	194,332
5.164%, (SOFR + 1.59%), due 4/20/29(a)	205,000	195,043
Morgan Stanley Bank NA
4.754%, due 4/21/26	250,000	243,511
US Bancorp
4.653%, (SOFR + 1.23%), due 2/1/29(a)	100,000	92,307
Wells Fargo & Co. 6.303%, (SOFR + 1.79%), due 10/23/29(a)	75,000	74,380
		4,647,154
Technology — 0.7%
Oracle Corp.
1.650%, due 3/25/26	125,000	113,374
Utilities — 12.5%
CenterPoint Energy, Inc.
5.991%, (SOFR + 0.65%), due 5/13/24(a)	705,000	704,756
Florida Power & Light Co.
5.050%, due 4/1/28	115,000	112,517
National Rural Utilities Cooperative Finance Corp.
5.050%, due 9/15/28	50,000	48,563
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	50,000	49,971
Pacific Gas and Electric Co.
3.250%, due 2/16/24	280,000	277,550
4.200%, due 3/1/29	193,000	168,147
Sempra
3.300%, due 4/1/25	150,000	144,248
Southern California Edison Co.
1.100%, due 4/1/24	100,000	98,006
5.300%, due 3/1/28	65,000	63,548
5.850%, due 11/1/27	105,000	104,848
Southern Co. (The)
5.150%, due 10/6/25	120,000	118,575
Virginia Electric and Power Co.
Series B, 3.750%, due 5/15/27	215,000	201,570
		2,092,299
Total Corporate Bonds (Cost $8,370,393)		8,155,004

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds — 8.6%
Financial — 7.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	$540,000	$514,915
Credit Suisse AG, (Switzerland)
7.950%, due 1/9/25	250,000	253,566
Mitsubishi UFJ Financial Group, Inc., (Japan)
5.541%, (1 Year US CMT T-Note + 1.50%), due 4/17/26(a)	200,000	197,890
Royal Bank of Canada, (Canada)
5.660%, due 10/25/24	140,000	139,541
Toronto-Dominion Bank (The), (Canada)
4.285%, due 9/13/24	125,000	123,229
		1,229,141
Utilities — 1.2%
Enel Finance America LLC, (Italy)
7.100%, due 10/14/27	200,000	204,505
Total Foreign Bonds (Cost $1,451,982)		1,433,646
U.S. Government & Federal Agencies — 31.6%
U.S. Treasury Note — 31.6%
U.S. Treasury Notes
2.250%, due 12/31/23	3,300,000	3,282,563
4.625%, due 10/15/26	525,000	521,104
4.875%, due 10/31/28	1,470,000	1,478,111
		5,281,778
Total U.S. Government & Federal Agencies (Cost $5,281,635)		$5,281,778

	Principal Amount	Value
U.S. Treasury Bills — 10.5%
Government — 10.5%
U.S. Treasury Bill 0.000%, due 11/9/23(b)
(Cost $1,747,924)	$1,750,000	$1,747,940

	Shares
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
BlackRock Liquidity T-Fund, 5.24%(c)
(Cost $57,771)	57,771	57,771
Total Investments — 99.8% (Cost $16,909,705)		16,676,139
Other Assets and Liabilities, Net — 0.2%		25,771
Net Assets — 100%		$16,701,910

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(b)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)Reflects the 7-day yield at October 31, 2023.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at October 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 2 year Note (CBT)	RBC Capital Markets	December 2023	(12)	$(2,443,386)	$(2,429,063)	$14,323
U.S. 5 year Note (CBT)	RBC Capital Markets	December 2023	(22)	(2,343,307)	(2,298,484)	44,823
						$59,146

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $42,950 at October 31, 2023.

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$8,155,004	$—	$8,155,004
Foreign Bonds	—	1,433,646	—	1,433,646
U.S. Government & Federal Agencies	—	5,281,778	—	5,281,778
U.S. Treasury Bills	—	1,747,940	—	1,747,940
Short-Term Investment:
Money Market Fund	57,771	—	—	57,771
Total Investments in Securities	57,771	16,618,368	—	16,676,139
Other Financial Instruments:(e)
Futures Contracts	59,146	—	—	59,146
Total Investments in Securities and Other Financial Instruments	$116,917	$16,618,368	$—	$16,735,285

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

(e)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.0%
Collateralized Mortgage Obligations — 3.0%
Mortgage Securities — 3.0%
Agate Bay Mortgage Trust 2015-5
Series 2015-5 B3, 3.580%, due 7/25/45(a)	$175,053	$134,519
Bayview Commercial Asset Trust 2007-4
Series 2007-4A A1, 6.114%, (TSFR1M + 0.79%), due 9/25/37(a)	319,257	285,749
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 6.039%, (TSFR1M + 0.71%), due 5/25/35(a)	44,671	34,932
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02 2M2, 7.435%, (SOFR30A + 2.11%), due 1/25/40(a)	172,341	172,556
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1B1, 8.421%, (SOFR30A + 3.10%), due 10/25/41(a)	1,405,000	1,400,625
Series 2021-R01 1B2, 11.321%, (SOFR30A + 6.00%), due 10/25/41(a)	1,075,000	1,068,281
Connecticut Avenue Securities Trust 2021-R03
Series 2021-R03 1B2, 10.821%, (SOFR30A + 5.50%), due 12/25/41(a)	485,000	475,096
Connecticut Avenue Securities Trust 2022-R01
Series 2022-R01 1M2, 7.221%, (SOFR30A + 1.90%), due 12/25/41(a)	235,000	231,478
Connecticut Avenue Securities Trust 2022-R08
Series 2022-R08 1B1, 10.921%, (SOFR30A + 5.60%), due 7/25/42(a)	195,000	209,084
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 5.888%, (TSFR1M + 0.55%), due 5/19/35(a)	67,514	59,470
HarborView Mortgage Loan Trust 2007-3
Series 2007-3 2A1A, 5.848%, (TSFR1M + 0.51%), due 5/19/47(a)	430,644	389,944
MASTR Alternative Loan Trust 2005-5
Series 2005-5 3A1, 5.750%, due 8/25/35	533,760	263,153
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	318,884	276,990
OBX 2022-J1 Trust
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	240,402	171,408
OBX 2022-NQM1 Trust
Series 2022-NQM1 A1, 2.305%, due 11/25/61(a)(b)	278,349	226,399
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4 A1, 1.957%, due 10/25/61(a)(b)	435,563	336,159
Sequoia Mortgage Trust 2021-[4]
Series 2021-4 AIO1, 0.167%, due 6/25/51(a)(b)(c)	14,805,376	118,610
Shellpoint Co.-Originator Trust 2015-1
Series 2015-1 B3, 3.776%, due 8/25/45(a)(b)	393,697	351,653
STACR Trust 2018-HRP2
Series 2018-HRP2 B1, 9.635%, (SOFR30A + 4.31%), due 2/25/47(a)	560,000	599,004

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 6.319%, (TSFR1M + 0.99%), due 11/25/34(a)	$53,534	$47,969
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 5.848%, (12MTA + 1.05%), due 8/25/46(a)	61,212	47,828
Total Collateralized Mortgage Obligations (Cost $6,977,130)		6,900,907
Commercial Asset-Backed Securities — 9.1%
Asset Backed Securities — 9.1%
American Credit Acceptance Receivables Trust 2020-4
Series 2020-4 F, 5.220%, due 8/13/27	220,000	217,999
American Credit Acceptance Receivables Trust 2021-2
Series 2021-2 D, 1.340%, due 7/13/27	615,000	593,133
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	275,000	261,908
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	905,000	858,584
AMSR 2020-SFR3 Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	606,341
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A B, 1.630%, due 8/20/27	315,000	275,558
Series 2023-6A A, 5.810%, due 12/20/29	545,000	529,296
CarMax Auto Owner Trust 2021-4
Series 2021-4 A4, 0.820%, due 4/15/27	330,000	298,376
Carmax Auto Owner Trust 2022-3
Series 2022-3 A3, 3.970%, due 4/15/27	550,000	534,691
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	547,544	456,277
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	746,339
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	401,877
Series 2021-1A A1, 1.530%, due 3/15/61	254,461	222,780
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	311,770
CPS Auto Receivables Trust 2019-C
Series 2019-C E, 4.300%, due 7/15/25	353,713	352,029
CPS Auto Receivables Trust 2020-B
Series 2020-B E, 7.380%, due 6/15/27	500,000	500,526
CPS Auto Receivables Trust 2021-C
Series 2021-C E, 3.210%, due 9/15/28	755,000	699,074

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	$475,000	$450,987
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	590,000	552,571
DT Auto Owner Trust 2020-3
Series 2020-3A E, 3.620%, due 10/15/27	530,000	506,036
DT Auto Owner Trust 2021-4
Series 2021-4A D, 1.990%, due 9/15/27	630,000	575,495
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A D, 1.550%, due 6/15/27	1,070,000	980,625
Series 2021-3A E, 3.040%, due 12/15/28	855,000	766,049
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	285,000	266,530
Flagship Credit Auto Trust 2022-1
Series 2022-1 D, 3.640%, due 3/15/28	690,000	629,360
Ford Credit Auto Owner Trust 2021-REV2
Series 2021-2 D, 2.600%, due 5/15/34	130,000	112,095
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-1 D, 6.260%, due 8/15/35	425,000	406,327
GLS Auto Receivables Issuer Trust 2019-4
Series 2019-4A D, 4.090%, due 8/17/26	530,000	519,516
GLS Auto Receivables Issuer Trust 2020-1
Series 2020-1A D, 3.680%, due 11/16/26	350,000	340,624
GLS Auto Receivables Issuer Trust 2021-2
Series 2021-2A E, 2.870%, due 5/15/28	735,000	671,016
GLS Auto Receivables Issuer Trust 2021-3
Series 2021-3A D, 1.480%, due 7/15/27	615,000	562,400
Series 2021-3A E, 3.200%, due 10/16/28	875,000	795,465
Hertz Vehicle Financing III LLC
Series 2023-4A A, 6.150%, due 3/25/30	210,000	207,002
Hertz Vehicle Financing III LP
Series 2021-2A B, 2.120%, due 12/27/27	205,000	179,548
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	618,405
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	96,265	84,614
Mosaic Solar Loan Trust 2020-1
Series 2020-1A A, 2.100%, due 4/20/46	765,967	640,881

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Mosaic Solar Loan Trust 2021-2
Series 2021-2A B, 2.090%, due 4/22/47	$591,258	$425,030
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	67,777
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	470,328
Progress Residential 2022-SFR6 Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	334,514	314,043
Santander Drive Auto Receivables Trust 2021-3
Series 2021-3 D, 1.330%, due 9/15/27	555,000	522,762
Santander Drive Auto Receivables Trust 2022-2
Series 2022-2 C, 3.760%, due 7/16/29	375,000	355,320
Santander Revolving Auto Loan Trust 2019-A
Series 2019-A A, 2.510%, due 1/26/32	550,000	526,824
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	284,925	214,036
Tricon American Homes 2020-SFR1
Series 2020-SFR1 A, 1.499%, due 7/17/38	269,005	238,872
		20,867,096
Total Commercial Asset-Backed Securities (Cost $21,468,076)		20,867,096
Commercial Mortgage-Backed Securities — 8.0%
Mortgage Securities — 8.0%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 8.335%, (TSFR1M + 3.00%), due 1/15/39(a)	100,000	96,441
Series 2022-DKLX E, 9.462%, (TSFR1M + 4.13%), due 1/15/39(a)	305,000	292,633
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 5.784%, (TSFR1M + 0.46%), due 12/25/36(a)	53,449	48,728
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL C, 6.653%, (TSFR1M + 1.32%), due 3/15/37(a)	335,000	268,838
Series 2018-TALL D, 6.981%, (TSFR1M + 1.65%), due 3/15/37(a)	425,000	322,782
BX Commercial Mortgage Trust 2020-VIV2
Series 2020-VIV2 C, 3.542%, due 3/9/44(a)(b)	410,000	323,275
BX Commercial Mortgage Trust 2020-VIVA
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(b)	200,000	154,537
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 6.549%, (TSFR1M + 1.21%), due 9/15/36(a)	195,000	187,327

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
BX Trust 2019-OC11
Series 2019-OC11 A, 3.202%, due 12/9/41	$249,000	$205,471
Series 2019-OC11 C, 3.856%, due 12/9/41	200,000	164,141
Series 2019-OC11 E, 3.944%, due 12/9/41(a)(b)	755,000	586,205
BX Trust 2021-ARIA
Series 2021-ARIA D, 7.344%, (TSFR1M + 2.01%), due 10/15/36(a)	650,000	611,146
Series 2021-ARIA E, 7.693%, (TSFR1M + 2.36%), due 10/15/36(a)	320,000	299,152
BX Trust 2021-RISE
Series 2021-RISE C, 6.898%, (TSFR1M + 1.56%), due 11/15/36(a)	313,625	305,963
BX Trust 2022-PSB
Series 2022-PSB B, 8.284%, (TSFR1M + 2.95%), due 8/15/39(a)	177,154	177,146
Series 2022-PSB C, 9.032%, (TSFR1M + 3.70%), due 8/15/39(a)	181,583	181,562
BX Trust 2023-LIFE
Series 2023-LIFE A, 5.045%, due 2/15/28	255,000	236,132
Series 2023-LIFE B, 5.391%, due 2/15/28	360,000	333,206
BXHPP Trust 2021-FILM
Series 2021-FILM B, 6.348%, (TSFR1M + 1.01%), due 8/15/36(a)	615,000	561,210
Series 2021-FILM C, 6.548%, (TSFR1M + 1.21%), due 8/15/36(a)	345,000	309,704
Citigroup Commercial Mortgage Trust 2015-GC35
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	395,000	358,667
Citigroup Commercial Mortgage Trust 2023-SMRT
Series 2023-SMRT A, 5.820%, due 10/12/40(a)(b)	495,000	476,801
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	185,000	156,186
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	95,007
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	800,000	558,736
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 6.598%, (TSFR1M + 1.26%), due 10/15/43(a)	525,000	487,786
Extended Stay America Trust 2021-ESH
Series 2021-ESH D, 7.698%, (TSFR1M + 2.36%), due 7/15/38(a)	575,041	564,976
FREMF 2016-K58 Mortgage Trust
Series 2016-K58 B, 3.738%, due 9/25/49(a)(b)	270,000	252,374
FREMF 2017-K056 Mortgage Trust
Series 2017-K65 C, 4.078%, due 7/25/50(a)(b)	580,000	534,067

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
FREMF 2018-K78 Mortgage Trust
Series 2018-K78 C, 4.129%, due 6/25/51(a)(b)	$392,000	$353,830
FREMF 2019-K102 Mortgage Trust
Series 2019-K102 C, 3.530%, due 12/25/51(a)(b)	685,000	578,886
FREMF 2019-K103 Mortgage Trust
Series 2019-K103 B, 3.455%, due 12/25/51(a)(b)	255,000	217,506
FREMF 2020-K104 Mortgage Trust
Series 2020-K104 C, 3.541%, due 2/25/52(a)(b)	315,000	263,915
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	615,000	510,748
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-2NU A, 1.974%, due 1/5/40	400,000	301,445
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	505,000	428,322
Series 2020-1MW D, 2.335%, due 9/10/39(a)(b)	260,000	209,607
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-C34 A4, 3.536%, due 11/15/52	500,000	450,937
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 8.685%, (SOFR30A + 3.36%), due 10/25/49(a)	1,219,115	1,173,903
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 9.185%, (SOFR30A + 3.86%), due 3/25/50(a)	1,142,254	1,090,929
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	1,325,000	1,037,570
One Market Plaza Trust 2017-1MKT
Series 2017-1MKT A, 3.614%, due 2/10/32	620,000	564,200
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	1,539,000	1,167,347
Series 2021-OVA F, 2.851%, due 7/15/41	365,000	237,236
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	94,818
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.058%, due 8/17/36(a)(b)	100,000	88,261
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21 AS, 3.891%, due 8/15/47	500,000	473,701
		18,393,360
Total Commercial Mortgage-Backed Securities (Cost $19,315,859)		18,393,360

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds — 22.3%
Airlines — 1.5%
American Airlines 2019-1 Class B Pass Through Trust
Series 2019-1, B, 3.850%, due 2/15/28	$326,647	$284,036
American Airlines 2021-1 Class B Pass Through Trust
Series 2021-1, B, 3.950%, due 7/11/30	268,450	230,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	320,229
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	235,002	228,416
4.750%, due 10/20/28	610,000	573,389
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	816,248	683,413
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	363,750	359,341
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-1, A, 5.875%, due 10/15/27	346,136	340,785
United Airlines 2023-1 Class A Pass Through Trust
Series 2023-1, A, 5.800%, due 1/15/36	375,000	351,416
		3,371,400
Auto Manufacturers — 1.6%
Ford Motor Co.
4.750%, due 1/15/43	45,000	31,258
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	450,000	408,559
6.950%, due 3/6/26	435,000	435,751
7.200%, due 6/10/30	390,000	389,735
General Motors Co.
5.200%, due 4/1/45	205,000	152,388
5.600%, due 10/15/32(d)	165,000	150,667
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	476,541
4.300%, due 4/6/29	475,000	422,063
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	324,400
1.850%, due 9/16/26(d)	995,000	861,316
		3,652,678
Banks — 5.3%
Bank of America Corp.
2.496%, (TSFR3M + 1.25%), due 2/13/31(a)	80,000	63,056
2.572%, (SOFR + 1.21%), due 10/20/32(a)	940,000	704,006
2.687%, (SOFR + 1.32%), due 4/22/32(a)	440,000	337,370
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	148,514
3.419%, (TSFR3M + 1.30%), due 12/20/28(a)	555,000	494,022
5.080%, (SOFR + 1.29%), due 1/20/27(a)	775,000	754,436

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	$825,000	$613,753
3.980%, (TSFR3M + 1.60%), due 3/20/30(a)	90,000	79,625
4.125%, due 7/25/28	710,000	637,322
5.300%, due 5/6/44	60,000	48,902
Series W, 4.000%, (5 Year US CMT T-Note + 3.60%), due 3/10/72(a)	70,000	60,101
Series Y, 4.150%, (5 Year US CMT T-Note + 3.00%), due 2/15/72(a)	205,000	159,616
Citizens Bank NA
6.064%, (SOFR + 1.45%), due 10/24/25(a)	795,000	760,236
Citizens Financial Group, Inc.
3.250%, due 4/30/30	285,000	219,820
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	860,000	762,150
First Horizon Bank
5.750%, due 5/1/30	666,000	563,673
Goldman Sachs Group, Inc. (The)
1.948%, (SOFR + 0.91%), due 10/21/27(a)	800,000	701,612
3.500%, due 11/16/26	340,000	315,319
Huntington National Bank (The)
5.650%, due 1/10/30	910,000	833,709
KeyBank NA
4.150%, due 8/8/25	485,000	451,054
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,190,000	841,823
2.511%, (SOFR + 1.20%), due 10/20/32(a)	950,000	710,566
4.431%, (TSFR3M + 1.89%), due 1/23/30(a)	510,000	464,367
Santander Holdings USA, Inc.
4.400%, due 7/13/27	365,000	335,812
6.499%, (SOFR + 2.36%), due 3/9/29(a)	430,000	415,885
Synchrony Bank
5.400%, due 8/22/25	715,000	682,822
		12,159,571
Biotechnology — 0.1%
Amgen, Inc.
5.750%, due 3/2/63	305,000	264,166
Building Materials — 0.2%
Carrier Global Corp.
2.722%, due 2/15/30	430,000	350,257
Owens Corning
4.400%, due 1/30/48	230,000	165,333
		515,590
Chemicals — 0.5%
Ecolab, Inc.
2.750%, due 8/18/55	375,000	199,362
Huntsman International LLC
4.500%, due 5/1/29	655,000	585,855

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
LYB International Finance III LLC
3.800%, due 10/1/60	$440,000	$254,099
		1,039,316
Commercial Services — 0.3%
Service Corp. International
3.375%, due 8/15/30	390,000	312,423
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	456,795
		769,218
Computers — 0.5%
Apple, Inc.
2.700%, due 8/5/51	560,000	323,856
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	418,727
5.300%, due 10/1/29	490,000	467,443
		1,210,026
Diversified Financial Services — 1.7%
Air Lease Corp.
3.250%, due 3/1/25	460,000	440,511
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%), due 9/15/72(a)	420,000	329,342
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(a)	565,000	540,052
8.000%, due 11/1/31	415,000	405,058
American Express Co.
5.625%, (SOFR + 1.93%), due 7/28/34(a)	345,000	314,429
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	593,480
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	635,000	607,996
7.624%, (SOFR + 3.07%), due 10/30/31(a)	240,000	239,884
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	338,000
		3,808,752
Electric — 3.3%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	323,033
4.700%, due 5/15/32	250,000	221,897
5.250%, due 5/15/52	375,000	303,455
Arizona Public Service Co.
6.350%, due 12/15/32	665,000	663,024
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	555,000	421,954
Commonwealth Edison Co.
5.300%, due 2/1/53	445,000	384,002
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	85,000	60,689
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/72(a)	510,000	453,881

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Florida Power & Light Co.
4.800%, due 5/15/33	$365,000	$334,532
Georgia Power Co.
4.950%, due 5/17/33	355,000	324,030
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	353,922
Nevada Power Co.
Series GG, 5.900%, due 5/1/53	345,000	313,956
NSTAR Electric Co.
4.950%, due 9/15/52	135,000	109,820
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	449,399
Sempra
5.500%, due 8/1/33	550,000	511,490
Southern California Edison Co.
5.700%, due 3/1/53	465,000	404,209
5.950%, due 11/1/32	380,000	371,109
Virginia Electric and Power Co.
5.450%, due 4/1/53	280,000	238,662
5.700%, due 8/15/53	260,000	230,117
Series C, 4.625%, due 5/15/52	500,000	379,001
Xcel Energy, Inc.
5.450%, due 8/15/33	675,000	628,938
		7,481,120
Environmental Control — 0.6%
Covanta Holding Corp.
4.875%, due 12/1/29	801,000	624,780
Waste Connections, Inc.
2.200%, due 1/15/32	885,000	666,227
		1,291,007
Food — 1.2%
General Mills, Inc.
5.241%, due 11/18/25	980,000	969,586
J M Smucker Co. (The)
6.500%, due 11/15/53	235,000	221,575
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	515,000	470,645
5.750%, due 4/1/33	790,000	697,743
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	128,611
4.250%, due 2/1/27	265,000	243,291
		2,731,451
Gas — 0.5%
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	658,924
6.388%, due 9/15/33	325,000	310,308
Southern California Gas Co.
6.350%, due 11/15/52	200,000	193,082
		1,162,314
Insurance — 0.1%
Hartford Financial Services Group, Inc. (The)
Series ICON, 7.751%, (TSFR3M + 2.39%), due 2/12/47(a)	50,000	42,807
Lincoln National Corp.
7.996%, (3-Month LIBOR + 2.36%), due 5/17/66(a)	50,000	32,375

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Insurance (continued)
Protective Life Corp.
8.450%, due 10/15/39	$138,000	$154,663
		229,845
Lodging — 0.3%
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	665,000	620,630
Media — 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, due 3/1/30	285,000	235,103
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	825,000	452,282
DISH DBS Corp.
5.750%, due 12/1/28	415,000	301,394
Time Warner Cable LLC
6.750%, due 6/15/39	485,000	422,959
		1,411,738
Packaging & Containers — 0.6%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	720,414
Sealed Air Corp.
5.125%, due 12/1/24	205,000	200,892
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	500,000	475,909
		1,397,215
Pharmaceuticals — 0.2%
CVS Pass-Through Trust
5.926%, due 1/10/34	124,842	118,254
Eli Lilly & Co.
4.950%, due 2/27/63	400,000	340,679
		458,933
REITS — 1.6%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	292,114
American Homes 4 Rent LP
2.375%, due 7/15/31	1,115,000	828,828
American Tower Corp.
3.375%, due 5/15/24	445,000	438,491
Digital Realty Trust LP
3.600%, due 7/1/29	995,000	863,364
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	421,216
Iron Mountain, Inc.
4.875%, due 9/15/29	205,000	178,568
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	47,250
4.375%, due 1/15/27	680,000	583,379
		3,653,210
Retail — 0.3%
AutoNation, Inc.
4.750%, due 6/1/30	378,000	331,081
Nordstrom, Inc.
4.250%, due 8/1/31	455,000	333,324
		664,405

	Principal Amount	Value
Corporate Bonds (continued)
Semiconductors — 0.2%
Broadcom, Inc.
5.000%, due 4/15/30	$565,000	$528,016
Software — 0.5%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	274,451
Fidelity National Information Services, Inc.
5.100%, due 7/15/32	715,000	659,694
MSCI, Inc.
3.250%, due 8/15/33	360,000	266,357
		1,200,502
Telecommunications — 0.3%
AT&T, Inc.
3.500%, due 9/15/53	385,000	226,707
5.400%, due 2/15/34	360,000	330,778
		557,485
Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.450%, due 1/15/53	535,000	414,170
Water — 0.1%
American Water Capital Corp.
3.250%, due 6/1/51	460,000	283,524
Total Corporate Bonds (Cost $56,537,547)		50,876,282
Foreign Bonds — 12.3%
Airlines — 0.4%
British Airways 2021-1 Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	1,033,878	851,806
Auto Manufacturers — 0.7%
Mercedes-Benz Finance North America LLC, (Germany)
4.950%, due 3/30/25	1,210,000	1,198,866
5.100%, due 8/3/28	500,000	484,750
		1,683,616
Banks — 8.7%
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%), due 3/24/28(a)	415,000	380,005
5.294%, due 8/18/27	600,000	572,552
Bank of Montreal, (Canada)
3.700%, due 6/7/25	380,000	366,282
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/71(a)	585,000	399,829
5.200%, due 5/12/26	750,000	716,294
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/71(a)	320,000	283,040
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	560,000	451,102
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/72(a)	465,000	366,678
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/72(a)	240,000	166,434

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Banks (continued)
7.750%, (5 Year US CMT T-Note + 4.90%), due 2/16/72(a)	$220,000	$203,978
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,064,709
5.125%, due 1/18/28	200,000	190,615
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	246,476
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	447,425
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	870,000	793,345
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/72(a)	560,000	414,516
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	890,000	770,344
3.729%, (SOFR + 2.76%), due 1/14/32(a)	700,000	506,825
ING Groep NV, (Netherlands)
6.083%, (SOFR + 1.56%), due 9/11/27(a)	1,325,000	1,312,357
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	833,521
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	184,089
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	92,272
4.582%, due 12/10/25	775,000	737,076
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	580,000	503,475
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	487,757
4.098%, (SOFR + 2.13%), due 6/21/28(a)	420,000	386,632
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%), due 7/20/32(a)	1,085,000	809,153
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%), due 5/22/30(a)	395,000	335,917
NatWest Group PLC, (United Kingdom)
3.073%, (1 Year US CMT T-Note + 2.55%), due 5/22/28(a)	955,000	844,744
Royal Bank of Canada, (Canada)
6.054%, (SOFR + 0.71%), due 1/21/27(a)	555,000	548,533
Societe Generale SA, (France)
3.337%, (1 Year US CMT T-Note + 1.60%), due 1/21/33(a)	535,000	401,798
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/71(a)	435,000	348,766
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/72(a)	330,000	236,678

	Principal Amount	Value
Foreign Bonds (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	$865,000	$707,380
Swedbank AB, (Sweden)
3.356%, due 4/4/25	465,000	447,739
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	285,000	252,756
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/72(a)	400,000	277,702
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/72(a)	150,000	123,356
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	544,272
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	635,000	456,754
5.457%, due 11/18/27	740,000	734,420
		19,947,596
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	168,449
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	496,235
Nomura Holdings, Inc., (Japan)
5.099%, due 7/3/25	440,000	431,544
		1,096,228
Electric — 0.4%
TransAlta Corp., (Canada)
7.750%, due 11/15/29	830,000	825,778
Food — 0.2%
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	560,000	411,089
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	220,106
4.750%, due 5/9/27	575,000	522,065
7.875%, due 9/15/29	220,000	216,941
		959,112
Savings & Loans — 0.5%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	655,000	582,004
4.850%, due 7/27/27	600,000	572,389
		1,154,393
Telecommunications — 0.2%
Altice France SA, (France)
5.125%, due 7/15/29	565,000	386,834
Water — 0.3%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31(d)	759,000	757,102
Total Foreign Bonds (Cost $30,265,742)		28,073,554

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Government Obligations — 0.3%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34	$375,000	$350,695
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	187,693
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	186,764
		725,152
Total Foreign Government Obligations (Cost $772,335)		725,152
U.S. Government & Federal Agencies — 42.5%
Mortgage Securities — 36.4%
Fannie Mae Connecticut Avenue Securities
Series 2016-C01 1M2, 12.185%, (SOFR30A + 6.86%), due 8/25/28(a)	145,962	155,540
Series 2017-C02 2M2C, 9.085%, (SOFR30A + 3.76%), due 9/25/29(a)	245,000	256,389
Series 2021-R02 2B1, 8.621%, (SOFR30A + 3.30%), due 11/25/41(a)	200,000	198,500
Series 2021-R02 2M2, 7.321%, (SOFR30A + 2.00%), due 11/25/41(a)	518,045	508,383
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	2,338,887	218,141
Series 2022-427 C77, 2.500%, due 9/25/51(c)	2,035,625	295,429
Series 2023-429 C5, 3.000%, due 10/25/52(c)	2,126,210	372,851
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	1,158,448	978,023
Series 2021-BT0472, 2.000%, due 7/1/51	85,191	62,992
Series 2021-FM7418, 2.500%, due 6/1/51	1,967,784	1,520,990
Series 2022-MA4626, 4.000%, due 6/1/52	1,129,117	976,541
Series 2022-MA4644, 4.000%, due 5/1/52	875,303	757,002
Series 2022-MA4655, 4.000%, due 7/1/52	1,160,266	1,001,963
Series 2023-FS3603, 5.500%, due 8/1/53	665,397	632,051
Series 2023-FS5641, 6.000%, due 8/1/53	473,552	461,219
Series 2023-FS5758, 6.000%, due 9/1/53	639,215	622,530
Series 2023-MA4919, 5.500%, due 2/1/53	192,156	182,421
Series 2023-MA4940, 5.000%, due 3/1/53	3,318,358	3,060,614
Series 2023-MA4942, 6.000%, due 3/1/53	109,217	106,708
Series 2023-MA5020, 5.000%, due 5/1/43	1,103,355	1,034,549
Series 2023-MA5139, 6.000%, due 9/1/53	1,869,071	1,820,134

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Fannie Mae REMICS
Series 2016-19 SD, 0.665%, (SOFR30A + 5.99%), due 4/25/46(a)(c)	$1,639,864	$91,665
Series 2016-57 SN, 0.615%, (SOFR30A + 5.94%), due 6/25/46(a)(c)	531,931	39,220
Series 2017-83 CZ, 3.000%, due 10/25/47	863,957	706,192
Series 2019-32 SB, 0.615%, (SOFR30A + 5.94%), due 6/25/49(a)(c)	1,143,950	84,110
Series 2020-47 BD, 1.500%, due 7/25/50	167,137	110,898
Series 2020-49 PB, 1.750%, due 7/25/50	148,001	106,522
Series 2020-70 AD, 1.500%, due 10/25/50	1,103,418	806,708
Series 2020-70 SD, 0.815%, (SOFR30A + 6.14%), due 10/25/50(a)(c)	875,030	83,883
Series 2021-10 LI, 2.500%, due 3/25/51(c)	507,052	71,619
Series 2021-12 JI, 2.500%, due 3/25/51(c)	653,259	103,246
Series 2021-3 TI, 2.500%, due 2/25/51(c)	2,931,093	469,790
Series 2021-34 IS, (SOFR30A + 2.91%), due 11/25/42(a)(c)	2,459,794	27,725
Series 2021-34 MI, 2.500%, due 3/25/51(c)	946,822	107,169
Series 2021-40 SI, 0.515%, (SOFR30A + 5.84%), due 9/25/47(a)(c)	1,078,338	77,049
Series 2021-54 HI, 2.500%, due 6/25/51(c)	202,233	26,286
Series 2021-8 ID, 3.500%, due 3/25/51(c)	761,524	151,251
Series 2021-95 KI, 2.500%, due 4/25/51(c)	2,538,020	350,866
Series 2022-10 SA, 0.429%, (SOFR30A + 5.75%), due 2/25/52(a)(c)	855,297	77,350
Series 2022-5 SN, 0.030%, (SOFR30A + 1.80%), due 2/25/52(a)(c)	371,597	155
Series 2023-24 OQ, 0.000%, due 7/25/54(e)(f)	527,337	411,496
Freddie Mac Pool
Series 2019-SD8030, 3.000%, due 12/1/49	210,461	170,184
Series 2021-QC3918, 2.500%, due 7/1/51	862,111	663,952
Series 2022-RA7122, 3.500%, due 4/1/52	1,071,263	896,539
Series 2022-SD1604, 4.000%, due 9/1/52	448,324	388,717
Series 2022-SD8215, 4.000%, due 5/1/52	912,215	788,479
Series 2022-SD8266, 4.500%, due 11/1/52	2,870,408	2,565,767
Series 2022-SD8290, 6.000%, due 1/1/53	330,486	322,993
Series 2023-RA8647, 4.500%, due 5/1/53	425,090	379,950

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-RB5244, 5.000%, due 7/1/43	$950,948	$891,253
Series 2023-SD3392, 5.500%, due 7/1/53	332,240	315,483
Series 2023-SD3770, 2.500%, due 3/1/52	1,405,823	1,081,149
Series 2023-SD3960, 6.000%, due 10/1/53	645,876	629,751
Series 2023-SD8342, 5.500%, due 7/1/53	904,101	857,831
Series 2023-SD8369, 6.500%, due 10/1/53	1,233,559	1,227,120
Series 2023-SD8374, 6.500%, due 11/1/53	1,255,000	1,248,059
Freddie Mac REMICS
Series 2023-5351 DO, 0.000%, due 9/25/53(b)(e)(f)	525,000	351,930
Series 2012-4120 ZA, 3.000%, due 10/15/42	417,119	349,217
Series 2017-4710 WZ, 3.500%, due 8/15/47	521,012	432,634
Series 2017-4725 WZ, 3.500%, due 11/15/47	924,976	764,738
Series 2020-4988 BA, 1.500%, due 6/25/50	195,064	130,066
Series 2020-4993 KS, 0.615%, (SOFR30A + 5.94%), due 7/25/50(a)(c)	1,563,211	151,141
Series 2020-4994 TS, 0.665%, (SOFR30A + 5.99%), due 7/25/50(a)(c)	844,398	76,361
Series 2020-5013 DI, 3.000%, due 9/25/50(c)	1,744,411	325,066
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(c)	839,864	8,447
Series 2020-5031 IQ, 2.500%, due 10/25/50(c)	527,395	70,931
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	622,737	121,843
Series 2020-5038 IB, 2.500%, due 10/25/50(c)	520,230	74,306
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	815,732	131,074
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	896,837	159,065
Series 2021-5092 XA, 1.000%, due 1/15/41	621,056	493,934
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	1,764,989	218,492
Series 2021-5187 SA, 0.020%, (SOFR30A + 1.80%), due 1/25/52(a)(c)	641,676	377
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	928,751	172,577
Series 2022-5204 KA, 3.000%, due 5/25/49	962,077	841,612
Series 2022-5268 B, 4.500%, due 10/25/52	389,956	351,386
Series 2023-5304 UB, 4.000%, due 2/25/52	675,934	587,806
Series 2023-5315 OQ, 0.000%, due 1/25/55(e)(f)	411,129	319,614

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-5326, 0.000%, due 8/25/53(e)(f)	$259,517	$180,674
Series 2023-5326 QO, 0.000%, due 9/25/50(e)(f)	846,366	553,072
Series 2023-5328 JY, 0.250%, due 9/25/50	781,705	481,530
Series 2023-5351 EO, 0.000%, due 10/25/53(e)(f)	1,020,000	675,637
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 B1, 7.935%, (SOFR30A + 2.61%), due 2/25/50(a)	610,000	613,042
Series 2020-DNA2 M2, 7.285%, (SOFR30A + 1.96%), due 2/25/50(a)	42,436	42,766
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 B1, 8.321%, (SOFR30A + 3.00%), due 12/25/50(a)	255,000	255,953
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1 B2, 10.535%, (SOFR30A + 5.21%), due 1/25/50(a)	690,000	684,488
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 8.371%, (SOFR30A + 3.05%), due 1/25/34(a)	1,190,000	1,190,000
Series 2021-DNA5 M2, 6.971%, (SOFR30A + 1.65%), due 1/25/34(a)	69,143	69,159
Freddie Mac STACR REMIC Trust 2021-DNA6
Series 2021-DNA6 B1, 8.721%, (SOFR30A + 3.40%), due 10/25/41(a)	1,040,000	1,045,200
Freddie Mac STACR REMIC Trust 2021-DNA7
Series 2021-DNA7 B1, 8.971%, (SOFR30A + 3.65%), due 11/25/41(a)	751,000	760,483
Freddie Mac STACR REMIC Trust 2021-HQA[1]
Series 2021-HQA1 B1, 8.321%, (SOFR30A + 3.00%), due 8/25/33(a)	1,075,000	1,059,552
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 8.471%, (SOFR30A + 3.15%), due 12/25/33(a)	840,000	829,500
Series 2021-HQA2 M2, 7.371%, (SOFR30A + 2.05%), due 12/25/33(a)	850,000	838,277
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 8.671%, (SOFR30A + 3.35%), due 9/25/41(a)	945,000	937,912
Freddie Mac STACR REMIC Trust 2021-HQA4
Series 2021-HQA4 B1, 9.071%, (SOFR30A + 3.75%), due 12/25/41(a)	550,000	546,916
Series 2021-HQA4 M2, 7.671%, (SOFR30A + 2.35%), due 12/25/41(a)	720,000	697,500
Freddie Mac STACR REMIC Trust 2022-DNA[1]
Series 2022-DNA1 B1, 8.721%, (SOFR30A + 3.40%), due 1/25/42(a)	1,315,000	1,301,850
Series 2022-DNA1 M1B, 7.171%, (SOFR30A + 1.85%), due 1/25/42(a)	455,000	448,180
Series 2022-DNA1 M2, 7.821%, (SOFR30A + 2.50%), due 1/25/42(a)	945,000	923,737
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M2, 9.071%, (SOFR30A + 3.75%), due 2/25/42(a)	760,000	770,450

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M2, 9.671%, (SOFR30A + 4.35%), due 4/25/42(a)	$1,230,000	$1,275,547
Freddie Mac STACR REMIC Trust 2022-DNA6
Series 2022-DNA6 M2, 11.071%, (SOFR30A + 5.75%), due 9/25/42(a)	720,000	781,862
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1 B1, 12.321%, (SOFR30A + 7.00%), due 3/25/42(a)	550,000	592,069
Series 2022-HQA1 M1B, 8.821%, (SOFR30A + 3.50%), due 3/25/42(a)	465,000	478,068
Freddie Mac STACR REMIC Trust 2022-HQA3
Series 2022-HQA3 M1B, 8.871%, (SOFR30A + 3.55%), due 8/25/42(a)	385,000	396,542
Series 2022-HQA3 M2, 10.671%, (SOFR30A + 5.35%), due 8/25/42(a)	711,000	750,969
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(e)(f)	551,311	389,860
Series 2013-311, 0.000%, due 8/15/43(e)(f)	169,433	118,614
Series 2013-311 S1, 0.515%, (SOFR30A + 5.84%), due 8/15/43(a)(c)	858,680	66,820
Series 2022-389 C35, 2.000%, due 6/15/52(c)	1,314,158	159,342
Series 2023-402, 0.000%, due 9/25/53(e)(f)	625,530	465,462
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 B1, 8.721%, (SOFR30A + 3.40%), due 8/25/33(a)	435,000	443,268
Series 2022-HQA2 M2, 11.321%, (SOFR30A + 6.00%), due 7/25/42(a)	450,000	486,675
Government National Mortgage Association
Series 2019-110 FG, 3.500%, (TSFR1M + 0.76%), due 9/20/49(a)	251,488	204,369
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	383,430	311,359
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	498,882	406,206
Series 2019-136 YS, (TSFR1M + 2.72%), due 11/20/49(a)(c)	303,371	952
Series 2019-159 P, 2.500%, due 9/20/49	1,104,532	896,988
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(a)	350,079	284,794
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(a)	727,459	591,656
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(a)(c)	1,375,532	4,681
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(a)(c)	1,922,001	9,162
Series 2020-146 KI, 2.500%, due 10/20/50(c)	1,533,912	197,710
Series 2020-146 SA, 0.846%, (TSFR1M + 6.19%), due 10/20/50(a)(c)	954,361	94,331
Series 2020-146 YK, 1.000%, due 10/20/50	635,440	443,013
Series 2020-151 TI, 2.500%, due 10/20/50(c)	904,813	117,060

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-165 UD, 1.500%, due 11/20/50	$273,367	$192,692
Series 2020-167 SN, 0.846%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	519,186	48,246
Series 2020-168 IA, 0.978%, due 12/16/62(a)(b)(c)	1,544,810	106,199
Series 2020-173 EI, 2.500%, due 11/20/50(c)	1,018,825	137,571
Series 2020-175 CS, 0.846%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,075,411	106,821
Series 2020-176 AI, 2.000%, due 11/20/50(c)	630,182	61,397
Series 2020-185 BI, 2.000%, due 12/20/50(c)	770,014	83,991
Series 2020-189 SU, 0.846%, (TSFR1M + 6.19%), due 12/20/50(a)(c)	646,378	62,512
Series 2020-34 SC, 0.596%, (TSFR1M + 5.94%), due 3/20/50(a)(c)	1,016,187	89,928
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(a)	653,377	530,829
Series 2020-97 HB, 1.000%, due 7/20/50	305,672	209,916
Series 2021-1 IT, 3.000%, due 1/20/51(c)	1,413,125	210,951
Series 2021-1 PI, 2.500%, due 12/20/50(c)	834,937	106,118
Series 2021-108 IO, 0.967%, due 6/16/61(a)(b)(c)	3,002,190	201,479
Series 2021-122 HS, 0.846%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,184,252	124,464
Series 2021-125 AF, 3.500%, (SOFR30A + 0.25%), due 7/20/51(a)	770,353	632,488
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(a)	545,029	403,217
Series 2021-146 IN, 3.500%, due 8/20/51(c)	1,177,980	213,636
Series 2021-149 CI, 2.500%, due 8/20/51(c)	1,335,977	172,338
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(a)(c)	1,012,970	13,562
Series 2021-164 IO, 0.948%, due 10/16/63(a)(b)(c)	2,044,414	139,070
Series 2021-177 CI, 2.500%, due 10/20/51(c)	1,018,644	131,994
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(a)(c)	7,231,968	35,374
Series 2021-179 SA, 0.846%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,470,042	139,409
Series 2021-188 IO, 2.500%, due 10/20/51(c)	3,634,038	520,836
Series 2021-205 DS, (SOFR30A + 3.20%), due 11/20/51(a)(c)	3,339,141	16,560
Series 2021-30 DI, 2.500%, due 2/20/51(c)	1,323,965	180,087
Series 2021-41 FS, 2.000%, (SOFR30A + 0.20%), due 10/20/50(a)(c)	1,157,501	126,173

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-42 BI, 2.500%, due 3/20/51(c)	$621,472	$83,797
Series 2021-46 QS, 0.846%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	584,703	57,251
Series 2021-46 TS, 0.846%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	747,796	73,619
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	3,607,110	246,473
Series 2021-49 SB, 0.846%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	859,618	83,885
Series 2021-57 SA, 0.846%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	1,157,360	112,735
Series 2021-57 SD, 0.846%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	1,500,784	144,906
Series 2021-74 HI, 3.000%, due 4/20/51(c)	185,396	27,446
Series 2021-83 FM, 2.500%, (SOFR30A + 0.51%), due 5/20/51(a)	1,604,935	1,187,693
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(a)	335,849	270,802
Series 2021-97 IN, 2.500%, due 8/20/49(c)	2,464,640	262,141
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(a)(c)	4,848,942	13,494
Series 2021-97 SM, 0.846%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	1,335,002	129,845
Series 2021-98 IN, 3.000%, due 6/20/51(c)	612,634	108,646
Series 2022-1 IA, 2.500%, due 6/20/50(c)	378,205	51,072
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,110,568	128,731
Series 2022-113 Z, 2.000%, due 9/16/61	616,202	326,325
Series 2022-137 S, 0.846%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,322,145	126,678
Series 2022-189 AT, 3.000%, due 7/20/51	765,803	623,476
Series 2022-19 SG, 0.010%, (SOFR30A + 2.45%), due 1/20/52(a)(c)	1,673,827	3,164
Series 2022-206 CN, 3.000%, due 2/20/52	560,781	453,853
Series 2022-206 WN, 4.000%, due 10/20/49	896,167	777,214
Series 2022-24 SC, 0.010%, (SOFR30A + 2.37%), due 2/20/52(a)(c)	14,848,143	21,494
Series 2022-34 HS, (SOFR30A + 4.10%), due 2/20/52(a)(c)	2,352,467	55,806
Series 2022-69 FA, 4.500%, (SOFR30A + 0.75%), due 4/20/52(a)	458,959	407,142
Series 2022-83 IO, 2.500%, due 11/20/51(c)	939,676	122,842
Series 2023-1 HD, 3.500%, due 1/20/52	936,232	795,010
Series 2023-101 KO, 0.000%, due 1/20/51(e)(f)	1,222,880	790,757
Series 2023-114 MO, 0.000%, due 8/20/53(e)(f)	447,197	343,925

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-19 CI, 3.000%, due 11/20/51(c)	$1,282,763	$197,970
Series 2023-19 IO, 2.500%, due 2/20/51(c)	1,838,594	251,527
Series 2023-38 WT, 6.768%, due 12/20/51(a)(b)	308,189	309,772
Series 2023-53, 0.000%, due 4/20/53(e)(f)	337,431	230,580
Series 2023-55 CG, 7.496%, due 7/20/51(a)(b)	801,189	836,027
Series 2023-55 LB, 7.917%, due 11/20/51(a)(b)	881,544	961,024
Series 2023-56, 0.000%, due 7/20/52(e)(f)	751,372	666,536
Series 2023-59 YC, 6.954%, due 9/20/51(a)(b)	689,124	710,037
Series 2023-60 ES, 0.557%, (SOFR30A + 11.20%), due 4/20/53(a)	779,404	674,436
Series 2023-63 MA, 3.500%, due 5/20/50	1,364,660	1,162,564
Series 2023-66 MP, 1.657%, (SOFR30A + 12.30%), due 5/20/53(a)	740,468	634,391
Series 2023-66 OQ, 0.000%, due 7/20/52(e)(f)	806,092	590,054
Series 2023-80 SA, (SOFR30A + 5.25%), due 6/20/53(a)(c)	3,186,976	92,774
Series 2023-81 LA, 5.000%, due 6/20/52	522,148	494,173
Series 2023-86 SE, 1.329%, (SOFR30A + 6.65%), due 9/20/50(a)(c)	917,124	97,722
		83,296,938
U.S. Treasury Bonds — 4.8%
U.S. Treasury Bonds
4.125%, due 8/15/53	1,985,000	1,698,105
4.375%, due 8/15/43	10,340,000	9,221,988
		10,920,093
U.S. Treasury Note — 1.3%
U.S. Treasury Notes
4.875%, due 10/31/28	3,050,000	3,056,434
Total U.S. Government & Federal Agencies (Cost $102,952,177)		97,273,465
U.S. Treasury Inflation Indexed Bond — 1.5%
U.S. Treasury Inflation Indexed Bonds
1.375%, due 7/15/33
(Cost $3,572,448)	3,695,000	3,378,923

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Short-Term Investments — 1.2%
Money Market Funds — 1.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.24%(g)	2,481,902	$2,481,902
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(g)(h)	258,100	258,100
Total Short-Term Investments (Cost $2,740,002)		2,740,002
Total Investments — 100.2% (Cost $244,601,316)		229,228,741
Other Assets and Liabilities, Net — (0.2)%		(564,672)
Net Assets — 100%		$228,664,069

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $365,765; total market value of collateral held by the Fund was $377,548. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $119,448.

(e)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(f)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(g)Reflects the 7-day yield at October 31, 2023.

(h)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London Interbank Offered Rate.
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at October 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	Citigroup Global Markets Inc.	December 2023	41	$4,438,345	$ 4,353,047	$(85,298)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	December 2023	117	13,198,602	12,732,890	(465,712)
U.S. 2 year Note (CBT)	Citigroup Global Markets Inc.	December 2023	45	9,144,686	9,108,984	(35,702)
U.S. 5 year Note (CBT)	Citigroup Global Markets Inc.	December 2023	(86)	(9,098,283)	(8,984,984)	113,299
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	December 2023	55	6,458,897	6,019,063	(439,834)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	December 2023	67	8,494,821	7,541,687	(953,134)
						$(1,866,381)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $1,003,783 at October 31, 2023.

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(i)
Collateralized Mortgage Obligations	$—	$6,900,907	$—	$6,900,907
Commercial Asset-Backed Securities	—	20,867,096	—	20,867,096
Commercial Mortgage-Backed Securities	—	18,393,360	—	18,393,360
Corporate Bonds	—	50,876,282	—	50,876,282
Foreign Bonds	—	28,073,554	—	28,073,554
Foreign Government Obligations	—	725,152	—	725,152
U.S. Government & Federal Agencies	—	97,273,465	—	97,273,465
U.S. Treasury Inflation Indexed Bond	—	3,378,923	—	3,378,923
Short-Term Investments:
Money Market Funds	2,740,002	—	—	2,740,002
Total Investments in Securities	2,740,002	226,488,739	—	229,228,741
Other Financial Instruments:(j)
Futures Contracts	113,299	—	—	113,299
Total Investments in Securities and Other Financial Instruments	$2,853,301	$226,488,739	$—	$229,342,040
Liability Valuation Inputs
Other Financial Instruments:(j)
Futures Contracts	$(1,979,680)	$—	$—	$(1,979,680)

(i)For a complete listing of investments and their industries, see the Schedule of Investments.

(j)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.3%
Collateralized Mortgage Obligations — 1.6%
Mortgage Securities — 1.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1B1, 8.421%, (SOFR30A + 3.10%), due 10/25/41(a)	$80,000	$79,751
Series 2021-R01 1B2, 11.321%, (SOFR30A + 6.00%), due 10/25/41(a)	40,000	39,750
Connecticut Avenue Securities Trust 2021-R03
Series 2021-R03 1B1, 8.071%, (SOFR30A + 2.75%), due 12/25/41(a)	75,000	74,173
Series 2021-R03 1B2, 10.821%, (SOFR30A + 5.50%), due 12/25/41(a)	35,000	34,285
Connecticut Avenue Securities Trust 2022-R01
Series 2022-R01 1B1, 8.471%, (SOFR30A + 3.15%), due 12/25/41(a)	65,000	64,797
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	26,393	22,926
Verus Securitization Trust 2021-6
Series 2021-6 A1, 1.630%, due 10/25/66(a)(b)	66,076	52,248
		367,930
Total Collateralized Mortgage Obligations (Cost $372,039)		367,930
Commercial Asset-Backed Securities — 7.9%
Asset Backed Securities — 7.9%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A A, 2.020%, due 2/20/27	100,000	91,088
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	89,945	81,577
Series 2021-1A A1, 1.530%, due 3/15/61	94,245	82,511
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	76,000	71,179
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	100,000	97,338
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A D, 1.550%, due 6/15/27	65,000	59,571
Flagship Credit Auto Trust 2020-3
Series 2020-3 D, 2.500%, due 9/15/26	115,000	107,905
Flagship Credit Auto Trust 2022-1
Series 2022-1 D, 3.640%, due 3/15/28	20,000	18,242
Hertz Vehicle Financing III LP
Series 2021-2A A, 1.680%, due 12/27/27	100,000	87,500
Series 2021-2A C, 2.520%, due 12/27/27	140,000	121,357
Hertz Vehicle Financing LLC
Series 2021-1A A, 1.210%, due 12/26/25	100,000	95,296

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Hilton Grand Vacations Trust 2019-A
Series 2019-AA B, 2.540%, due 7/25/33	$32,117	$30,007
Home Partners of America 2021-2 Trust
Series 2021-2 A, 1.901%, due 12/17/26	113,398	99,037
Home Partners of America 2021-3 Trust
Series 2021-3 A, 2.200%, due 1/17/41	89,299	75,132
Hyundai Auto Receivables Trust 2021-A
Series 2021-A C, 1.330%, due 11/15/27	35,000	32,070
MVW 2021-1W LLC
Series 2021-1WA B, 1.440%, due 1/22/41	45,917	41,428
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A A, 0.840%, due 5/15/69	66,099	56,642
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	100,000	85,514
PFS Financing Corp.
Series 2022-A A, 2.470%, due 2/15/27	100,000	95,464
Series 2022-D A, 4.270%, due 8/15/27	100,000	96,952
Series 2022-D B, 4.900%, due 8/15/27	100,000	96,500
Santander Drive Auto Receivables Trust 2021-4
Series 2021-4 D, 1.670%, due 10/15/27	100,000	92,765
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	58,950	44,283
		1,759,358
Total Commercial Asset-Backed Securities (Cost $1,804,794)		1,759,358
Commercial Mortgage-Backed Securities — 5.6%
Mortgage Securities — 5.6%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX C, 7.485%, (TSFR1M + 2.15%), due 1/15/39(a)	100,000	96,353
Bayview Commercial Asset Trust 2007-2
Series 2007-2A M1, 5.809%, (TSFR1M + 0.48%), due 7/25/37(a)	25,698	21,876
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL D, 6.981%, (TSFR1M + 1.65%), due 3/15/37(a)	100,000	75,949
BX Trust 2021-ARIA
Series 2021-ARIA E, 7.693%, (TSFR1M + 2.36%), due 10/15/36(a)	80,000	74,788
BX Trust 2021-RISE
Series 2021-RISE C, 6.898%, (TSFR1M + 1.56%), due 11/15/36(a)	91,703	89,463
BX Trust 2022-PSB
Series 2022-PSB A, 7.786%, (TSFR1M + 2.45%), due 8/15/39(a)	88,577	88,528

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
BXHPP Trust 2021-FILM
Series 2021-FILM B, 6.348%, (TSFR1M + 1.01%), due 8/15/36(a)	$130,000	$118,630
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	100,000	69,842
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 B, 3.752%, due 11/25/50(a)(b)	100,000	91,390
FREMF 2018-K78 Mortgage Trust
Series 2018-K78 C, 4.129%, due 6/25/51(a)(b)	45,000	40,618
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	100,000	83,049
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	100,000	84,816
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 8.685%, (SOFR30A + 3.36%), due 10/25/49(a)	92,357	88,932
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 9.185%, (SOFR30A + 3.86%), due 3/25/50(a)	74,820	71,458
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	100,000	78,307
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	100,000	75,851
		1,249,850
Total Commercial Mortgage-Backed Securities (Cost $1,309,712)		1,249,850
Corporate Bonds — 21.7%
Advertising — 0.0%(c)
Lamar Media Corp.
4.000%, due 2/15/30	3,000	2,538
Aerospace & Defense — 0.0%(c)
TransDigm, Inc.
6.750%, due 8/15/28	4,000	3,884
Agriculture — 0.2%
Altria Group, Inc.
4.800%, due 2/14/29	50,000	46,829
Darling Ingredients, Inc.
5.250%, due 4/15/27	6,000	5,709
		52,538
Airlines — 1.8%
Allegiant Travel Co.
7.250%, due 8/15/27	1,000	905
American Airlines, Inc.
11.750%, due 7/15/25	3,000	3,179
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	3,333	3,241

	Principal Amount	Value
Corporate Bonds (continued)
Airlines (continued)
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, due 10/20/28	$90,000	$84,598
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	96,772	81,023
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	67,499	66,681
Southwest Airlines Co.
1.250%, due 5/1/25	94,000	89,159
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-1, A, 5.875%, due 10/15/27	71,168	70,068
United Airlines, Inc.
4.375%, due 4/15/26	2,000	1,855
4.625%, due 4/15/29	1,000	845
		401,554
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.950%, due 5/28/27	4,000	3,752
7.350%, due 3/6/30	7,000	7,030
General Motors Co.
6.125%, due 10/1/25	60,000	59,893
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	59,568
		130,243
Auto Parts & Equipment — 0.1%
Clarios Global LP
6.750%, due 5/15/25	2,000	1,984
Clarios Global LP / Clarios U.S. Finance Co.
6.250%, due 5/15/26	2,000	1,955
8.500%, due 5/15/27	3,000	2,954
Dana, Inc.
4.500%, due 2/15/32	4,000	3,133
		10,026
Banks — 2.6%
Bank of America Corp.
2.087%, (SOFR + 1.06%), due 6/14/29(a)	35,000	28,897
2.496%, (TSFR3M + 1.25%), due 2/13/31(a)	90,000	70,938
4.250%, due 10/22/26	90,000	84,933
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	90,000	66,955
Freedom Mortgage Corp.
12.000%, due 10/1/28	1,000	1,003
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	100,000	86,929
Banks (continued)
Series HH, 4.600%, (TSFR3M + 3.13%), due 12/31/99(a)	10,000	9,317
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	110,000	77,816

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
2.511%, (SOFR + 1.20%), due 10/20/32(a)	$90,000	$67,317
Wells Fargo & Co.
3.526%, (SOFR + 1.51%), due 3/24/28(a)	105,000	95,736
		589,841
Beverages — 0.1%
MGP Ingredients, Inc.
1.875%, due 11/15/41	16,000	18,064
Triton Water Holdings, Inc.
6.250%, due 4/1/29	2,000	1,648
		19,712
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
1.250%, due 5/15/27(d)	123,000	118,258
Building Materials — 0.0%(c)
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	2,000	1,867
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	2,000	1,588
Standard Industries, Inc.
4.375%, due 7/15/30	2,000	1,634
		5,089
Chemicals — 0.1%
Innophos Holdings, Inc.
9.375%, due 2/15/28	3,000	2,823
Rain Carbon, Inc.
12.250%, due 9/1/29	4,000	4,070
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	1,000	863
6.625%, due 5/1/29	1,000	838
Valvoline, Inc.
3.625%, due 6/15/31	9,000	6,840
WR Grace Holdings LLC
5.625%, due 8/15/29	4,000	3,100
		18,534
Commercial Services — 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	2,000	1,445
6.625%, due 7/15/26	4,000	3,746
9.750%, due 7/15/27	2,000	1,737
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, due 4/1/28	2,000	1,716
Brink’s Co. (The)
5.500%, due 7/15/25	2,000	1,946
Herc Holdings, Inc.
5.500%, due 7/15/27	6,000	5,640
Hertz Corp. (The)
4.625%, due 12/1/26	1,000	838
NESCO Holdings II, Inc.
5.500%, due 4/15/29	3,000	2,573
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	4,000	3,517
Service Corp. International
3.375%, due 8/15/30	4,000	3,204
5.125%, due 6/1/29	2,000	1,830
7.500%, due 4/1/27	2,000	2,011

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Sotheby’s
7.375%, due 10/15/27	$2,000	$1,786
Sotheby’s/Bidfair Holdings, Inc.
5.875%, due 6/1/29	3,000	2,392
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	3,000	2,775
Williams Scotsman, Inc.
4.625%, due 8/15/28	4,000	3,554
		40,710
Computers — 1.1%
Apple, Inc.
3.850%, due 8/4/46	40,000	29,996
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	70,000	45,094
5.300%, due 10/1/29	65,000	62,008
Lumentum Holdings, Inc.
0.500%, due 12/15/26	117,000	95,357
NCR Voyix Corp.
5.125%, due 4/15/29	2,000	1,720
5.250%, due 10/1/30	2,000	1,656
Presidio Holdings, Inc.
8.250%, due 2/1/28	2,000	1,893
Seagate HDD Cayman
4.125%, due 1/15/31	1,000	792
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	2,000	1,949
		240,465
Cosmetics/Personal Care — 0.0%(c)
Edgewell Personal Care Co.
5.500%, due 6/1/28	2,000	1,825
Distribution/Wholesale — 0.0%(c)
H&E Equipment Services, Inc.
3.875%, due 12/15/28	5,000	4,235
Diversified Financial Services — 0.9%
Ally Financial, Inc.
8.000%, due 11/1/31	55,000	53,682
Aviation Capital Group LLC
1.950%, due 1/30/26	100,000	89,921
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	55,000	52,661
OneMain Finance Corp.
3.500%, due 1/15/27	2,000	1,690
6.125%, due 3/15/24	2,000	1,995
PennyMac Financial Services, Inc.
5.375%, due 10/15/25	2,000	1,905
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	2,000	1,625
		203,479
Electric — 3.4%
AEP Texas, Inc.
4.700%, due 5/15/32	60,000	53,255
Alabama Power Co.
3.000%, due 3/15/52	85,000	47,937
Arizona Public Service Co.
2.200%, due 12/15/31	90,000	66,533

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Calpine Corp.
3.750%, due 3/1/31	$2,000	$1,594
4.500%, due 2/15/28	1,000	902
4.625%, due 2/1/29	1,000	845
5.125%, due 3/15/28	2,000	1,790
5.250%, due 6/1/26	2,000	1,914
Clearway Energy Operating LLC
3.750%, due 2/15/31	2,000	1,560
4.750%, due 3/15/28	5,000	4,463
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/72(a)	100,000	88,996
FirstEnergy Corp.
Series B, 4.150%, due 7/15/27	2,000	1,851
Georgia Power Co.
4.950%, due 5/17/33	30,000	27,383
Jersey Central Power & Light Co.
2.750%, due 3/1/32	90,000	69,019
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	1,000	981
4.500%, due 9/15/27	6,000	5,372
Ohio Power Co.
Series R, 2.900%, due 10/1/51	40,000	22,340
Pacific Gas and Electric Co.
3.500%, due 8/1/50	75,000	41,738
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	2,000	1,743
PG&E Corp.
5.000%, due 7/1/28(d)	2,000	1,812
Puget Energy, Inc.
4.224%, due 3/15/32	65,000	54,094
San Diego Gas & Electric Co.
5.350%, due 4/1/53	30,000	25,661
Sempra
4.125%, (5 Year US CMT T-Note + 2.87%), due 4/1/52(a)	125,000	96,284
Southern California Edison Co.
4.000%, due 4/1/47	60,000	41,069
Southwestern Electric Power Co.
3.250%, due 11/1/51	65,000	36,626
Virginia Electric and Power Co.
2.950%, due 11/15/51	65,000	36,216
5.450%, due 4/1/53	25,000	21,309
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/72(a)	8,000	7,600
Vistra Operations Co. LLC
4.375%, due 5/1/29	2,000	1,699
5.625%, due 2/15/27	2,000	1,882
		764,468
Electrical Components & Equipment — 0.0%(c)
Energizer Holdings, Inc.
4.375%, due 3/31/29	4,000	3,265
EnerSys
4.375%, due 12/15/27	2,000	1,771
WESCO Distribution, Inc.
7.125%, due 6/15/25	3,000	2,998

	Principal Amount	Value
Corporate Bonds (continued)
Electrical Components & Equipment (continued)
7.250%, due 6/15/28	$2,000	$1,988
		10,022
Electronics — 0.0%(c)
Imola Merger Corp.
4.750%, due 5/15/29	2,000	1,744
Sensata Technologies BV
4.000%, due 4/15/29	2,000	1,700
		3,444
Engineering & Construction — 0.1%
Artera Services LLC
9.033%, due 12/4/25	6,000	5,400
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	2,000	1,891
Dycom Industries, Inc.
4.500%, due 4/15/29	4,000	3,451
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	2,000	1,635
TopBuild Corp.
4.125%, due 2/15/32	1,000	791
		13,168
Entertainment — 0.4%
Affinity Interactive
6.875%, due 12/15/27	3,000	2,445
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	2,000	1,968
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	2,000	1,787
Everi Holdings, Inc.
5.000%, due 7/15/29	2,000	1,681
Light & Wonder International, Inc.
7.000%, due 5/15/28(d)	2,000	1,950
7.500%, due 9/1/31	2,000	1,953
Penn Entertainment, Inc.
4.125%, due 7/1/29(d)	2,000	1,554
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	2,000	1,720
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	2,000	1,841
4.279%, due 3/15/32	70,000	58,038
WMG Acquisition Corp.
3.750%, due 12/1/29	3,000	2,518
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	3,000	2,558
		80,013
Environmental Control — 0.0%(c)
Clean Harbors, Inc.
4.875%, due 7/15/27	2,000	1,864
5.125%, due 7/15/29	2,000	1,799
Covanta Holding Corp.
4.875%, due 12/1/29	2,000	1,560
5.000%, due 9/1/30	1,000	774
Stericycle, Inc.
3.875%, due 1/15/29	2,000	1,699
		7,696

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Food — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.500%, due 3/15/29	$2,000	$1,705
6.500%, due 2/15/28	1,000	982
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.750%, due 4/1/33	65,000	57,409
Performance Food Group, Inc.
4.250%, due 8/1/29	2,000	1,687
Post Holdings, Inc.
5.750%, due 3/1/27	2,000	1,907
Simmons Foods Inc/Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	2,000	1,625
US Foods, Inc.
4.625%, due 6/1/30	2,000	1,708
6.875%, due 9/15/28	1,000	977
		68,000
Food Service — 0.0%(c)
Aramark Services, Inc.
5.000%, due 2/1/28	4,000	3,669
Gas — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	2,000	1,976
Boston Gas Co.
3.150%, due 8/1/27	70,000	62,507
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33	45,000	42,966
National Fuel Gas Co.
2.950%, due 3/1/31	75,000	57,012
Piedmont Natural Gas Co., Inc.
5.050%, due 5/15/52	65,000	50,709
Southern Co. Gas Capital Corp.
Series 21A, 3.150%, due 9/30/51	70,000	39,398
		254,568
Healthcare-Products — 0.7%
Avantor Funding, Inc.
3.875%, due 11/1/29	4,000	3,348
Exact Sciences Corp.
0.375%, due 3/15/27	162,000	140,737
Hologic, Inc.
3.250%, due 2/15/29	2,000	1,679
Teleflex, Inc.
4.250%, due 6/1/28	2,000	1,765
4.625%, due 11/15/27	2,000	1,830
		149,359
Healthcare-Services — 0.1%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	2,000	1,572
3.500%, due 4/1/30(d)	1,000	785
Centene Corp.
4.625%, due 12/15/29	6,000	5,360
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	2,000	1,420
6.000%, due 1/15/29	3,000	2,273
Star Parent, Inc.
9.000%, due 10/1/30	1,000	992

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Tenet Healthcare Corp.
4.375%, due 1/15/30	$3,000	$2,538
6.125%, due 6/15/30	2,000	1,851
		16,791
Home Builders — 0.0%(c)
LGI Homes, Inc.
4.000%, due 7/15/29	2,000	1,530
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	2,000	1,980
		3,510
Housewares — 0.0%(c)
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	2,000	1,912
Newell Brands, Inc.
6.375%, due 9/15/27(d)	1,000	936
		2,848
Insurance — 0.4%
NMI Holdings, Inc.
7.375%, due 6/1/25	2,000	2,002
Prudential Financial, Inc.
5.125%, (5 Year US CMT T-Note + 3.16%), due 3/1/52(a)	95,000	80,773
		82,775
Internet — 0.4%
Amazon.com, Inc.
3.600%, due 4/13/32(d)	65,000	56,438
Arches Buyer, Inc.
4.250%, due 6/1/28	4,000	3,313
6.125%, due 12/1/28	3,000	2,423
Cablevision Lightpath LLC
3.875%, due 9/15/27	2,000	1,627
Cogent Communications Group, Inc.
3.500%, due 5/1/26	2,000	1,810
7.000%, due 6/15/27	2,000	1,890
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	1,000	839
Match Group Holdings II LLC
4.625%, due 6/1/28	4,000	3,592
TripAdvisor, Inc.
7.000%, due 7/15/25	3,000	2,970
Uber Technologies, Inc.
4.500%, due 8/15/29	1,000	882
7.500%, due 9/15/27	3,000	3,008
		78,792
Investment Companies — 0.0%(c)
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, due 5/15/27	4,000	3,425
Iron/Steel — 0.0%(c)
Carpenter Technology Corp.
7.625%, due 3/15/30	2,000	1,974
Leisure Time — 0.1%
Carnival Corp.
5.750%, due 3/1/27	1,000	893
6.000%, due 5/1/29	5,000	4,224

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Leisure Time (continued)
NCL Corp., Ltd.
5.875%, due 3/15/26	$2,000	$1,795
5.875%, due 2/15/27	2,000	1,841
7.750%, due 2/15/29	1,000	873
8.375%, due 2/1/28	1,000	991
NCL Finance Ltd.
6.125%, due 3/15/28	5,000	4,181
		14,798
Lodging — 0.4%
Boyd Gaming Corp.
4.750%, due 12/1/27	2,000	1,820
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	2,000	1,656
4.875%, due 1/15/30	3,000	2,693
Hyatt Hotels Corp.
5.375%, due 4/23/25	85,000	83,907
Station Casinos LLC
4.625%, due 12/1/31	4,000	3,158
		93,234
Machinery-Diversified — 0.0%(c)
Chart Industries, Inc.
7.500%, due 1/1/30	1,000	982
GrafTech Finance, Inc.
4.625%, due 12/15/28	1,000	733
		1,715
Media — 0.2%
Cable One, Inc.
4.000%, due 11/15/30(d)	3,000	2,235
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	11,000	8,560
4.750%, due 3/1/30	9,000	7,424
6.375%, due 9/1/29	3,000	2,745
CSC Holdings LLC
4.625%, due 12/1/30	3,000	1,521
5.250%, due 6/1/24	3,000	2,805
5.500%, due 4/15/27	9,000	7,521
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	3,000	2,629
DISH DBS Corp.
5.250%, due 12/1/26	1,000	807
7.375%, due 7/1/28	1,000	565
DISH Network Corp.
11.750%, due 11/15/27	2,000	1,981
iHeartCommunications, Inc.
4.750%, due 1/15/28	1,000	707
5.250%, due 8/15/27	2,000	1,466
News Corp.
3.875%, due 5/15/29	2,000	1,712
5.125%, due 2/15/32	2,000	1,727
Nexstar Media, Inc.
5.625%, due 7/15/27	2,000	1,800
Univision Communications, Inc.
4.500%, due 5/1/29	2,000	1,590
		47,795

	Principal Amount	Value
Corporate Bonds (continued)
Mining — 0.0%(c)
Arsenal AIC Parent LLC
8.000%, due 10/1/30	$2,000	$1,975
Compass Minerals International, Inc.
6.750%, due 12/1/27	2,000	1,884
Novelis Corp.
3.875%, due 8/15/31	2,000	1,562
		5,421
Miscellaneous Manufacturing — 0.4%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	4,000	3,918
Textron Financial Corp.
7.361%, (TSFR3M + 2.00%), due 2/15/42(a)	100,000	78,003
		81,921
Oil & Gas — 0.2%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	2,000	1,987
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	4,000	3,534
7.000%, due 11/1/26	1,000	966
Callon Petroleum Co.
6.375%, due 7/1/26	2,000	1,953
7.500%, due 6/15/30(d)	2,000	1,937
CNX Resources Corp.
6.000%, due 1/15/29	2,000	1,834
CrownRock LP / CrownRock Finance, Inc.
5.000%, due 5/1/29	2,000	1,886
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	3,000	2,701
6.000%, due 2/1/31	3,000	2,628
Matador Resources Co.
6.875%, due 4/15/28	3,000	2,940
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	4,000	3,821
Nabors Industries, Inc.
7.375%, due 5/15/27	2,000	1,859
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	2,000	1,839
Permian Resources Operating LLC
6.875%, due 4/1/27	4,000	3,924
SM Energy Co.
5.625%, due 6/1/25	2,000	1,947
Southwestern Energy Co.
4.750%, due 2/1/32	2,000	1,720
5.375%, due 3/15/30	4,000	3,669
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	1,000	1,004
Transocean, Inc.
8.750%, due 2/15/30	2,850	2,842
Vital Energy, Inc.
7.750%, due 7/31/29	3,000	2,716
9.500%, due 1/15/25	2,000	2,009
10.125%, due 1/15/28	4,000	4,010
		53,726

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services — 1.7%
Helix Energy Solutions Group, Inc.
6.750%, due 2/15/26	$132,000	$205,986
Oil States International, Inc.
4.750%, due 4/1/26	171,000	178,942
		384,928
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, due 4/30/25	2,000	1,927
Ball Corp.
2.875%, due 8/15/30	1,000	780
Crown Americas LLC
5.250%, due 4/1/30	2,000	1,807
Graphic Packaging International LLC
3.750%, due 2/1/30	2,000	1,636
OI European Group BV
4.750%, due 2/15/30	2,000	1,702
Owens-Brockway Glass Container, Inc.
7.250%, due 5/15/31	5,000	4,575
Sealed Air Corp.
5.125%, due 12/1/24	4,000	3,920
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	3,000	2,855
TriMas Corp.
4.125%, due 4/15/29	2,000	1,661
		20,863
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	3,000	2,588
Elanco Animal Health, Inc.
6.650%, due 8/28/28(d)	4,000	3,820
PRA Health Sciences, Inc.
2.875%, due 7/15/26	2,000	1,828
Prestige Brands, Inc.
3.750%, due 4/1/31	2,000	1,588
5.125%, due 1/15/28	4,000	3,688
		13,512
Pipelines — 1.1%
CNX Midstream Partners LP
4.750%, due 4/15/30	4,000	3,295
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.125%, due 6/1/28	3,000	2,730
DT Midstream, Inc.
4.300%, due 4/15/32	55,000	46,331
Energy Transfer LP
4.400%, due 3/15/27	50,000	47,094
EnLink Midstream LLC
5.375%, due 6/1/29	7,000	6,405
EQM Midstream Partners LP
4.750%, due 1/15/31	3,000	2,526
5.500%, due 7/15/28	2,000	1,867
6.500%, due 7/1/27	3,000	2,916
7.500%, due 6/1/30	2,000	1,962
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	60,000	45,220
Hess Midstream Operations LP
4.250%, due 2/15/30	2,000	1,711
5.625%, due 2/15/26	2,000	1,937

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance Corp.
6.375%, due 4/15/27	$2,000	$1,936
MPLX LP
2.650%, due 8/15/30	75,000	59,250
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	2,000	1,664
6.250%, due 1/15/30	3,000	2,830
Venture Global LNG, Inc.
8.375%, due 6/1/31	3,000	2,863
9.500%, due 2/1/29	2,000	2,032
		234,569
REITS — 0.9%
American Homes 4 Rent LP
2.375%, due 7/15/31	80,000	59,468
Digital Realty Trust LP
4.450%, due 7/15/28	65,000	60,100
Host Hotels & Resorts LP
Series I, 3.500%, due 9/15/30	60,000	48,501
Iron Mountain, Inc.
4.875%, due 9/15/29	1,000	871
5.250%, due 7/15/30	6,000	5,208
5.625%, due 7/15/32	2,000	1,709
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	4,000	3,338
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	1,000	969
SBA Communications Corp.
3.875%, due 2/15/27	7,000	6,375
Service Properties Trust
4.950%, due 2/15/27	2,000	1,665
7.500%, due 9/15/25	3,000	2,915
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28	3,000	2,889
XHR LP
4.875%, due 6/1/29	1,000	846
		194,854
Retail — 0.3%
Arko Corp.
5.125%, due 11/15/29	3,000	2,432
Asbury Automotive Group, Inc.
4.500%, due 3/1/28	2,000	1,772
AutoNation, Inc.
4.750%, due 6/1/30	46,000	40,290
Bath & Body Works, Inc.
7.500%, due 6/15/29	1,000	977
9.375%, due 7/1/25	2,000	2,060
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, due 4/1/29	4,000	3,530
Foundation Building Materials, Inc.
6.000%, due 3/1/29	3,000	2,475
Group 1 Automotive, Inc.
4.000%, due 8/15/28	2,000	1,722
LCM Investments Holdings II LLC
4.875%, due 5/1/29	2,000	1,676
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	4,000	3,526

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Michaels Cos., Inc. (The)
7.875%, due 5/1/29	$2,000	$1,115
Nordstrom, Inc.
4.375%, due 4/1/30	2,000	1,553
Sonic Automotive, Inc.
4.625%, due 11/15/29(d)	2,000	1,665
4.875%, due 11/15/31(d)	4,000	3,185
Victoria’s Secret & Co.
4.625%, due 7/15/29(d)	3,000	2,206
White Cap Buyer LLC
6.875%, due 10/15/28	2,000	1,745
Yum! Brands, Inc.
4.750%, due 1/15/30	2,000	1,780
		73,709
Semiconductors — 0.6%
Entegris, Inc.
4.375%, due 4/15/28	4,000	3,569
Microchip Technology, Inc.
0.125%, due 11/15/24	121,000	122,134
ON Semiconductor Corp.
0.500%, due 3/1/29	10,000	8,750
		134,453
Software — 0.1%
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	2,000	1,921
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	2,000	1,717
Fair Isaac Corp.
4.000%, due 6/15/28	3,000	2,671
MSCI, Inc.
4.000%, due 11/15/29	3,000	2,583
SS&C Technologies, Inc.
5.500%, due 9/30/27	2,000	1,877
		10,769
Telecommunications — 0.2%
AT&T, Inc.
3.500%, due 9/15/53	60,000	35,331
CommScope Technologies LLC
6.000%, due 6/15/25	1,000	600
CommScope, Inc.
4.750%, due 9/1/29	1,000	683
8.250%, due 3/1/27	2,000	830
Level 3 Financing, Inc.
3.625%, due 1/15/29	2,000	1,021
3.750%, due 7/15/29	2,000	1,017
Sprint LLC
7.625%, due 3/1/26	5,000	5,136
T-Mobile USA, Inc.
2.625%, due 4/15/26	2,000	1,848
Viavi Solutions, Inc.
3.750%, due 10/1/29	3,000	2,335
		48,801
Toys/Games/Hobbies — 0.0%(c)
Mattel, Inc.
5.875%, due 12/15/27	4,000	3,835

	Principal Amount	Value
Corporate Bonds (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
6.050%, due 8/1/28	$40,000	$39,244
Total Corporate Bonds (Cost $5,199,451)		4,845,600
Foreign Bonds — 11.2%
Aerospace & Defense — 0.0%(c)
Bombardier, Inc., (Canada)
7.500%, due 2/1/29(d)	7,000	6,484
Agriculture — 0.2%
BAT International Finance PLC, (United Kingdom)
4.448%, due 3/16/28	55,000	50,676
Airlines — 0.4%
Air Canada, (Canada)
3.875%, due 8/15/26	2,000	1,820
Air Canada 2020-1 Class C Pass Through Trust, (Canada)
2020-1, C, 10.500%, due 7/15/26	5,000	5,377
British Airways 2021-1 Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	93,989	77,437
		84,634
Auto Manufacturers — 0.3%
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	65,000	59,749
Banks — 3.8%
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/71(a)	125,000	85,433
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	55,000	44,305
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/72(a)	135,000	93,619
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	115,000	100,362
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/72(a)	100,000	74,021
Deutsche Bank AG/New York NY, (Germany)
3.035%, (SOFR + 1.72%), due 5/28/32(a)	80,000	59,592
NatWest Group PLC, (United Kingdom)
4.600%, (5 Year US CMT T-Note + 3.10%), due 12/31/99(a)	120,000	77,409
Societe Generale SA, (France)
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/72(a)	130,000	93,237
UBS Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	65,000	49,995
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/72(a)	105,000	86,349
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	110,000	79,123
		843,445

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Beverages — 0.0%(c)
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	$4,000	$3,375
Chemicals — 0.9%
Sasol Financing USA LLC, (South Africa)
8.750%, due 5/3/29	200,000	190,000
SNF Group SACA, (France)
3.375%, due 3/15/30	3,000	2,399
		192,399
Commercial Services — 0.0%(c)
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	2,000	1,784
9.500%, due 11/1/27	4,000	3,635
		5,419
Diversified Financial Services — 0.3%
Avolon Holdings Funding Ltd., (Ireland)
3.250%, due 2/15/27	85,000	74,840
Electric — 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, (Colombia)
5.375%, due 12/30/30	200,000	133,148
Environmental Control — 0.1%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	4,000	3,425
4.000%, due 8/1/28	3,000	2,582
4.750%, due 6/15/29	2,000	1,751
		7,758
Food — 1.5%
Cencosud SA, (Chile)
4.375%, due 7/17/27	200,000	183,261
Indofood CBP Sukses Makmur Tbk PT, (Indonesia)
3.398%, due 6/9/31	200,000	158,597
		341,858
Forest Products & Paper — 0.0%(c)
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	2,000	1,632
Household Products/Wares — 0.0%(c)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	4,000	3,618
7.000%, due 12/31/27	4,000	3,401
		7,019
Internet — 0.7%
Prosus NV, (China)
3.680%, due 1/21/30	200,000	158,557
Iron/Steel — 0.0%(c)
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	5,000	5,000
Machinery-Diversified — 0.0%(c)
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	3,000	2,731

	Principal Amount	Value
Foreign Bonds (continued)
Media — 0.1%
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	$3,000	$2,617
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	9,000	7,076
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	1,000	759
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	4,000	2,914
		13,366
Oil & Gas — 1.0%
Baytex Energy Corp., (Canada)
8.500%, due 4/30/30	1,000	991
Petroleos Mexicanos, (Mexico)
5.350%, due 2/12/28	100,000	80,718
QatarEnergy, (Qatar)
3.125%, due 7/12/41	200,000	131,340
		213,049
Packaging & Containers — 0.0%(c)
Cascades, Inc. /Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	2,000	1,807
Pharmaceuticals — 0.0%(c)
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
5.125%, due 5/9/29(d)	4,000	3,490
Retail — 0.0%(c)
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	3,000	2,565
3.875%, due 1/15/28	4,000	3,571
4.000%, due 10/15/30	1,000	819
		6,955
Sovereign & Agency — 0.8%
Angolan Government International Bond, (Angola)
8.250%, due 5/9/28	200,000	169,000
Telecommunications — 0.5%
Altice France SA, (France)
5.500%, due 1/15/28	4,000	2,972
Iliad Holding SASU, (France)
6.500%, due 10/15/26	4,000	3,738
Nice Ltd., (Israel)
0.000%, due 9/15/25(e)	125,000	110,625
		117,335
Total Foreign Bonds (Cost $2,748,567)		2,503,726
Municipal Bonds — 3.6%
Florida — 0.9%
County of Miami-Dade FL Transit System, Revenue Bonds
Series B
2.600%, due 7/1/42	300,000	195,879
New Jersey — 1.0%
New Jersey Turnpike Authority, Revenue Bonds
Series A
7.102%, due 1/1/41	200,000	218,690

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Oregon — 0.7%
Port of Morrow OR, Revenue Bonds
2.543%, due 9/1/40	$250,000	$165,492
Washington — 1.0%
State of Washington, General Obligation Bonds
Series F
5.090%, due 8/1/33	235,000	226,418
Total Municipal Bonds (Cost $949,798)		806,479
U.S. Government & Federal Agencies — 45.2%
Mortgage Securities — 22.2%
Fannie Mae Connecticut Avenue Securities
Series 2018-C03 1B1, 9.185%, (SOFR30A + 3.86%), due 10/25/30(a)	185,000	197,461
Series 2021-R02 2B1, 8.621%, (SOFR30A + 3.30%), due 11/25/41(a)	15,000	14,887
Fannie Mae Interest Strip
Series 2022-427 C77, 2.500%, due 9/25/51(f)	198,936	28,871
Fannie Mae Pool
Series 2022-CB4117, 3.500%, due 7/1/52	141,831	118,280
Series 2022-FS1508, 3.000%, due 9/1/51	157,707	126,468
Series 2022-MA4626, 4.000%, due 6/1/52	96,388	83,363
Series 2022-MA4806, 5.000%, due 11/1/52	84,397	77,869
Series 2023-FS3603, 5.500%, due 8/1/53	39,163	37,200
Series 2023-FS5125, 2.500%, due 10/1/51	48,617	37,462
Series 2023-FS5641, 6.000%, due 8/1/53	24,924	24,275
Series 2023-FS5758, 6.000%, due 9/1/53	114,859	111,861
Series 2023-MA4919, 5.500%, due 2/1/53	89,048	84,537
Series 2023-MA4940, 5.000%, due 3/1/53	200,246	184,692
Series 2023-MA5020, 5.000%, due 5/1/43	80,571	75,547
Series 2023-MA5139, 6.000%, due 9/1/53	132,802	129,325
Fannie Mae REMICS
Series 2016-19 SD, 0.665%, (SOFR30A + 5.99%), due 4/25/46(a)(f)	219,821	12,287
Series 2016-57 SN, 0.615%, (SOFR30A + 5.94%), due 6/25/46(a)(f)	74,148	5,467
Series 2019-32 SB, 0.615%, (SOFR30A + 5.94%), due 6/25/49(a)(f)	63,313	4,655
Series 2020-47 BD, 1.500%, due 7/25/50	9,461	6,277
Series 2020-49 PB, 1.750%, due 7/25/50	40,700	29,294
Series 2020-70 AD, 1.500%, due 10/25/50	110,067	80,470
Series 2021-34 MI, 2.500%, due 3/25/51(f)	83,790	9,484

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac Pool
Series 2021-QC5080, 2.000%, due 8/1/51	$83,699	$61,790
Series 2021-SD0809, 3.000%, due 1/1/52	82,581	66,243
Series 2022-SD8256, 4.000%, due 10/1/52	142,315	123,007
Series 2022-SD8257, 4.500%, due 10/1/52	205,669	183,824
Series 2023-RA8647, 4.500%, due 5/1/53	34,203	30,571
Series 2023-RB5244, 5.000%, due 7/1/43	75,323	70,594
Series 2023-SD3302, 2.000%, due 10/1/51	24,417	18,047
Series 2023-SD8342, 5.500%, due 7/1/53	67,687	64,223
Series 2023-SD8343, 6.000%, due 7/1/53	154,316	150,498
Series 2023-SD8369, 6.500%, due 10/1/53	69,357	68,995
Series 2023-SD8374, 6.500%, due 11/1/53	125,000	124,309
Freddie Mac REMICS
Series 2012-4120 ZA, 3.000%, due 10/15/42	41,712	34,922
Series 2017-4710 WZ, 3.500%, due 8/15/47	49,620	41,203
Series 2017-4725 WZ, 3.500%, due 11/15/47	92,498	76,474
Series 2020-4988 BA, 1.500%, due 6/25/50	10,837	7,226
Series 2020-5013 DI, 3.000%, due 9/25/50(f)	173,335	32,300
Series 2020-5036 IO, 3.500%, due 11/25/50(f)	67,323	13,172
Series 2020-5040 IO, 3.500%, due 11/25/50(f)	64,485	10,362
Series 2022-5204 KA, 3.000%, due 5/25/49	93,970	82,204
Series 2022-5268 B, 4.500%, due 10/25/52	22,939	20,670
Series 2023-5328 JY, 0.250%, due 9/25/50	78,662	48,456
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1 B2, 10.535%, (SOFR30A + 5.21%), due 1/25/50(a)	55,000	54,561
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 8.371%, (SOFR30A + 3.05%), due 1/25/34(a)	75,000	75,000
Freddie Mac STACR REMIC Trust 2021-DNA7
Series 2021-DNA7 B1, 8.971%, (SOFR30A + 3.65%), due 11/25/41(a)	60,000	60,758
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 8.471%, (SOFR30A + 3.15%), due 12/25/33(a)	90,000	88,875
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 8.671%, (SOFR30A + 3.35%), due 9/25/41(a)	75,000	74,437

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-HQA3 M2, 7.421%, (SOFR30A + 2.10%), due 9/25/41(a)	$90,000	$87,412
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 B1, 8.721%, (SOFR30A + 3.40%), due 1/25/42(a)	20,000	19,800
Series 2022-DNA1 M2, 7.821%, (SOFR30A + 2.50%), due 1/25/42(a)	100,000	97,750
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 8.221%, (SOFR30A + 2.90%), due 4/25/42(a)	128,000	130,400
Series 2022-DNA3 M2, 9.671%, (SOFR30A + 4.35%), due 4/25/42(a)	85,000	88,148
Freddie Mac Stacr Trust 2018-HQA2
Series 2018-HQA2 B2, 16.435%, (SOFR30A + 11.11%), due 10/25/48(a)	25,000	30,241
Freddie Mac Strips
Series 2013-311, 0.000%, due 8/15/43(e)(g)	16,450	11,516
Series 2013-311 S1, 0.515%, (SOFR30A + 5.84%), due 8/15/43(a)(f)	88,829	6,912
Series 2023-402, 0.000%, due 9/25/53(e)(g)	123,136	91,626
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2, 7.735%, (SOFR30A + 2.41%), due 9/25/30(a)	19,917	20,242
Series 2022-HQA2 M2, 11.321%, (SOFR30A + 6.00%), due 7/25/42(a)	60,000	64,890
Government National Mortgage Association
Series 2019-110 FG, 3.500%, (TSFR1M + 0.76%), due 9/20/49(a)	25,360	20,609
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	38,536	31,292
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	50,139	40,825
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(a)	35,184	28,622
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(a)	73,296	59,613
Series 2020-122 IW, 2.500%, due 7/20/50(f)	93,956	12,102
Series 2020-168 IA, 0.978%, due 12/16/62(a)(b)(f)	117,099	8,050
Series 2020-34 SC, 0.596%, (TSFR1M + 5.94%), due 3/20/50(a)(f)	60,313	5,337
Series 2020-97 HB, 1.000%, due 7/20/50	18,869	12,958
Series 2021-122 HS, 0.846%, (TSFR1M + 6.19%), due 7/20/51(a)(f)	97,336	10,230
Series 2021-125 AF, 3.500%, (SOFR30A + 0.25%), due 7/20/51(a)	77,302	63,468
Series 2021-135 GS, 0.846%, (TSFR1M + 6.19%), due 8/20/51(a)(f)	236,091	22,908
Series 2021-136 SB, 0.010%, (SOFR30A + 3.20%), due 8/20/51(a)(f)	593,221	3,331
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(a)	50,700	37,509

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-214 SA, 0.010%, (SOFR30A + 1.70%), due 12/20/51(a)(f)	$1,482,255	$525
Series 2021-216 SA, 0.010%, (SOFR30A + 3.80%), due 12/20/51(a)(f)	595,079	8,330
Series 2021-41 FS, 2.000%, (SOFR30A + 0.20%), due 10/20/50(a)(f)	160,861	17,535
Series 2021-57 AI, 2.000%, due 2/20/51(f)	103,211	10,227
Series 2021-96 JS, 0.896%, (TSFR1M + 6.24%), due 6/20/51(a)(f)	105,123	8,659
Series 2022-1 CF, 2.500%, (SOFR30A + 0.80%), due 1/20/52(a)	107,943	79,705
Series 2022-10 IC, 2.000%, due 11/20/51(f)	90,239	10,460
Series 2022-113 Z, 2.000%, due 9/16/61	41,080	21,755
Series 2022-207 NA, 3.000%, due 1/20/52	67,521	54,136
Series 2022-83 IO, 2.500%, due 11/20/51(f)	171,630	22,437
Series 2023-1 HD, 3.500%, due 1/20/52	106,076	90,075
Series 2023-101 KO, 0.000%, due 1/20/51(e)(g)	117,868	76,217
Series 2023-19 IO, 2.500%, due 2/20/51(f)	209,992	28,728
Series 2023-55 CG, 7.496%, due 7/20/51(a)(b)	99,556	103,885
Series 2023-56, 0.000%, due 7/20/52(e)(g)	90,527	80,306
Series 2023-59 YC, 6.954%, due 9/20/51(a)(b)	71,289	73,452
Series 2023-63 MA, 3.500%, due 5/20/50	43,399	36,972
Series 2023-66 OQ, 0.000%, due 7/20/52(e)(g)	95,963	70,244
Series 2023-86 SE, 1.329%, (SOFR30A + 6.65%), due 9/20/50(a)(f)	96,034	10,233
		4,972,425
U.S. Treasury Bonds — 8.7%
U.S. Treasury Bonds
4.125%, due 8/15/53	880,000	752,813
4.375%, due 8/15/43	1,330,000	1,186,194
		1,939,007
U.S. Treasury Notes — 14.3%
U.S. Treasury Notes
3.875%, due 7/31/30	1,395,000	1,321,435
3.875%, due 8/15/33	1,435,000	1,320,873
4.000%, due 7/31/28	580,000	562,668
		3,204,976
Total U.S. Government & Federal Agencies (Cost $10,598,976)		10,116,408

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Treasury Inflation Indexed Bond — 1.5%
U.S. Treasury Inflation Indexed Bonds
1.375%, due 7/15/33
(Cost $352,894)	$365,000	$333,777

	Shares
Short-Term Investments — 1.6%
Money Market Funds — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(h)(i)
(Cost $369,176)	369,176	369,176
Total Investments — 99.9% (Cost $23,705,407)		22,352,304
Other Assets and Liabilities, Net — 0.1%		30,590
Net Assets — 100%		$22,382,894

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Less than 0.05%.

(d)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $206,754; total market value of collateral held by the Fund was $213,096. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,776.

(e)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(f)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(g)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(h)Reflects the 7-day yield at October 31, 2023.

(i)Represents partial security purchased with cash collateral received for securities on loan $206,320.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at October 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	Citigroup Global Markets Inc.	December 2023	2	$219,833	$212,344	$(7,489)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	December 2023	4	458,119	435,312	(22,807)
U.S. 2 year Note (CBT)	Citigroup Global Markets Inc.	December 2023	2	405,192	404,844	(348)
						$(30,644)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $17,500 at October 31, 2023.

See notes to financial statements.

Schedule of Investments — IQ MacKay Multi-Sector Income ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$367,930	$—	$367,930
Commercial Asset-Backed Securities	—	1,759,358	—	1,759,358
Commercial Mortgage-Backed Securities	—	1,249,850	—	1,249,850
Corporate Bonds	—	4,845,600	—	4,845,600
Foreign Bonds	—	2,503,726	—	2,503,726
Municipal Bonds	—	806,479	—	806,479
U.S. Government & Federal Agencies	—	10,116,408	—	10,116,408
U.S. Treasury Inflation Indexed Bond	—	333,777	—	333,777
Short-Term Investments:
Money Market Funds	369,176	—	—	369,176
Total Investments in Securities	369,176	21,983,128	—	22,352,304
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(30,644)	$—	$—	$(30,644)

(j)For a complete listing of investments and their industries, see the Schedule of Investments.

(k)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 96.9%
Corporate Bonds — 81.3%
Advertising — 0.7%
Lamar Media Corp.
4.000%, due 2/15/30	$352,000	$297,827
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	362,000	294,882
		592,709
Aerospace & Defense — 0.7%
TransDigm, Inc.
4.625%, due 1/15/29	302,000	260,397
6.250%, due 3/15/26	90,000	87,881
6.750%, due 8/15/28	85,000	82,534
6.875%, due 12/15/30	172,000	166,076
		596,888
Agriculture — 0.5%
Darling Ingredients, Inc.
5.250%, due 4/15/27	432,000	411,033
Airlines — 2.0%
Allegiant Travel Co.
7.250%, due 8/15/27	263,000	238,015
American Airlines, Inc.
11.750%, due 7/15/25	151,000	159,984
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	536,667	521,881
Delta Air Lines, Inc.
4.375%, due 4/19/28	165,000	151,556
United Airlines, Inc.
4.375%, due 4/15/26	202,000	187,378
4.625%, due 4/15/29	460,000	388,563
		1,647,377
Apparel — 0.5%
Hanesbrands, Inc.
4.875%, due 5/15/26	415,000	381,308
Auto Manufacturers — 2.5%
Ford Motor Co.
3.250%, due 2/12/32	112,000	84,532
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	445,000	415,275
3.815%, due 11/2/27	378,000	336,989
4.000%, due 11/13/30	224,000	184,506
4.950%, due 5/28/27	382,000	358,314
7.350%, due 3/6/30	670,000	672,862
		2,052,478
Auto Parts & Equipment — 1.6%
Clarios Global LP / Clarios U.S. Finance Co.
6.250%, due 5/15/26	755,000	738,078
8.500%, due 5/15/27	81,000	79,751
Dana, Inc.
4.500%, due 2/15/32	94,000	73,611
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	475,000	408,511
		1,299,951
Banks — 0.3%
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	18,000	15,952

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Freedom Mortgage Corp.
7.625%, due 5/1/26	$87,000	$80,065
12.000%, due 10/1/28	159,000	159,508
		255,525
Beverages — 0.1%
Triton Water Holdings, Inc.
6.250%, due 4/1/29	130,000	107,144
Building Materials — 1.7%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	286,000	267,047
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30	335,000	318,669
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	340,000	269,875
Standard Industries, Inc.
4.375%, due 7/15/30	640,000	522,894
		1,378,485
Chemicals — 2.5%
Avient Corp.
7.125%, due 8/1/30	317,000	304,983
Innophos Holdings, Inc.
9.375%, due 2/15/28	372,000	350,011
Olin Corp.
5.000%, due 2/1/30	183,000	158,068
Olympus Water U.S. Holding Corp.
4.250%, due 10/1/28	74,000	59,048
Rain Carbon, Inc.
12.250%, due 9/1/29	273,000	277,777
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	250,000	215,844
6.625%, due 5/1/29	222,000	186,086
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, due 4/1/29	22,000	9,264
Valvoline, Inc.
3.625%, due 6/15/31	419,000	318,440
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	199,175
		2,078,696
Commercial Services — 5.4%
ADT Security Corp. (The)
4.125%, due 8/1/29	304,000	260,726
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	251,000	181,347
9.750%, due 7/15/27	53,000	46,037
Allied Universal Holdco LLC/Allied Universal Finance Corp./ Atlas Luxco 4 Sarl
4.625%, due 6/1/28	635,000	517,336
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	65,426
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	310,000	265,518
Brink’s Co. (The)
4.625%, due 10/15/27	71,000	64,210
Carriage Services, Inc.
4.250%, due 5/15/29	75,000	61,346

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Gartner, Inc.
4.500%, due 7/1/28	$200,000	$179,944
GTCR W-2 Merger Sub LLC
7.500%, due 1/15/31	200,000	197,470
Herc Holdings, Inc.
5.500%, due 7/15/27	571,000	536,729
Hertz Corp. (The)
4.625%, due 12/1/26	501,000	419,650
NESCO Holdings II, Inc.
5.500%, due 4/15/29	93,000	79,747
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	490,000	430,814
Service Corp. International
3.375%, due 8/15/30	424,000	339,660
Sotheby’s
7.375%, due 10/15/27	345,000	308,114
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	510,000	471,750
Williams Scotsman, Inc.
4.625%, due 8/15/28	72,000	63,963
		4,489,787
Computers — 1.5%
NCR Voyix Corp.
5.125%, due 4/15/29	615,000	528,849
Presidio Holdings, Inc.
8.250%, due 2/1/28	175,000	165,607
Seagate HDD Cayman
4.091%, due 6/1/29	235,000	202,603
4.125%, due 1/15/31	68,000	53,878
8.500%, due 7/15/31	25,000	25,439
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	248,000	241,687
		1,218,063
Cosmetics/Personal Care — 0.3%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, due 7/15/30	75,000	71,454
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	162,454
		233,908
Diversified Financial Services — 2.0%
OneMain Finance Corp.
3.500%, due 1/15/27	327,000	276,315
6.625%, due 1/15/28	510,000	463,976
6.875%, due 3/15/25	42,000	41,437
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	114,358
5.375%, due 10/15/25	394,000	375,210
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	412,000	334,830
		1,606,126
Electric — 3.6%
Calpine Corp.
3.750%, due 3/1/31	342,000	272,509
4.500%, due 2/15/28	526,000	474,293
4.625%, due 2/1/29	40,000	33,786
5.125%, due 3/15/28	195,000	174,512

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Clearway Energy Operating LLC
4.750%, due 3/15/28	$233,000	$207,987
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%), due 3/15/72(a)	242,000	215,371
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	29,000	28,442
4.500%, due 9/15/27	234,000	209,522
PG&E Corp.
5.000%, due 7/1/28	294,000	266,348
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/72(a)	950,000	902,500
Vistra Operations Co. LLC
4.375%, due 5/1/29	262,000	222,541
		3,007,811
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.
4.750%, due 6/15/28	424,000	362,155
WESCO Distribution, Inc.
7.250%, due 6/15/28	131,000	130,168
		492,323
Electronics — 0.5%
Imola Merger Corp.
4.750%, due 5/15/29	441,000	384,461
Engineering & Construction — 0.8%
Artera Services LLC
9.033%, due 12/4/25	320,000	288,000
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	318,000	300,688
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	124,000	101,370
		690,058
Entertainment — 3.6%
Affinity Interactive
6.875%, due 12/15/27	445,000	362,713
Caesars Entertainment, Inc.
4.625%, due 10/15/29	284,000	233,399
6.250%, due 7/1/25	167,000	164,309
8.125%, due 7/1/27	100,000	99,087
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	126,000	112,569
Churchill Downs, Inc.
4.750%, due 1/15/28	393,000	351,941
Everi Holdings, Inc.
5.000%, due 7/15/29	100,000	84,028
Light & Wonder International, Inc.
7.000%, due 5/15/28	291,000	283,663
7.250%, due 11/15/29	158,000	153,224
Penn Entertainment, Inc.
4.125%, due 7/1/29	132,000	102,559
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	380,000	326,800
WMG Acquisition Corp.
3.750%, due 12/1/29	475,000	398,706

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	$297,000	$253,283
		2,926,281
Environmental Control — 0.9%
Covanta Holding Corp.
4.875%, due 12/1/29	320,000	249,600
5.000%, due 9/1/30	200,000	154,702
Waste Pro USA, Inc.
5.500%, due 2/15/26	335,000	307,934
		712,236
Food — 2.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	513,000	480,789
6.500%, due 2/15/28	320,000	314,174
B&G Foods, Inc.
5.250%, due 9/15/27	238,000	195,877
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	13,000	12,004
Performance Food Group, Inc.
4.250%, due 8/1/29	390,000	329,072
Post Holdings, Inc.
4.625%, due 4/15/30	413,000	345,841
5.500%, due 12/15/29	276,000	246,141
US Foods, Inc.
4.625%, due 6/1/30	363,000	309,968
		2,233,866
Food Service — 0.5%
Aramark Services, Inc.
5.000%, due 2/1/28	436,000	399,877
Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	110,000	108,707
Healthcare-Products — 0.8%
Hologic, Inc.
4.625%, due 2/1/28	412,000	374,674
Teleflex, Inc.
4.625%, due 11/15/27	340,000	311,100
		685,774
Healthcare-Services — 4.3%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	355,000	279,119
Centene Corp.
2.500%, due 3/1/31	109,000	82,457
4.625%, due 12/15/29	239,000	213,489
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	183,220
6.000%, due 1/15/29	343,000	259,822
8.000%, due 3/15/26	718,000	656,292
Encompass Health Corp.
4.750%, due 2/1/30	321,000	277,400
5.750%, due 9/15/25	219,000	212,892
IQVIA, Inc.
5.000%, due 5/15/27	96,000	90,315

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Star Parent, Inc.
9.000%, due 10/1/30	$107,000	$106,185
Tenet Healthcare Corp.
4.250%, due 6/1/29	397,000	339,742
4.625%, due 6/15/28	454,000	403,900
6.125%, due 6/15/30	436,000	403,527
		3,508,360
Home Builders — 0.5%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	191,303
Meritage Homes Corp.
3.875%, due 4/15/29	86,000	72,251
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	37,884
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	70,338
		371,776
Housewares — 0.7%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	363,000	346,955
Newell Brands, Inc.
6.375%, due 9/15/27	268,000	250,986
		597,941
Insurance — 0.3%
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	48,000	33,397
NMI Holdings, Inc.
7.375%, due 6/1/25	202,000	202,209
		235,606
Internet — 2.6%
Arches Buyer, Inc.
4.250%, due 6/1/28	279,000	231,096
6.125%, due 12/1/28	481,000	388,513
Cogent Communications Group, Inc.
3.500%, due 5/1/26	220,000	199,154
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	295,000	247,638
Match Group Holdings II LLC
4.125%, due 8/1/30	360,000	292,511
5.625%, due 2/15/29	224,000	202,196
Newfold Digital Holdings Group, Inc.
6.000%, due 2/15/29	156,000	102,500
Uber Technologies, Inc.
4.500%, due 8/15/29	518,000	456,842
		2,120,450
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, due 5/15/26	90,000	82,266
Iron/Steel — 0.1%
TMS International Corp.
6.250%, due 4/15/29	147,000	115,976
Leisure Time — 2.7%
Acushnet Co.
7.375%, due 10/15/28	75,000	75,137

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Leisure Time (continued)
Carnival Corp.
5.750%, due 3/1/27	$239,000	$213,394
6.000%, due 5/1/29	455,000	384,382
NCL Corp., Ltd.
5.875%, due 3/15/26	382,000	342,845
5.875%, due 2/15/27	174,000	160,162
8.375%, due 2/1/28	305,000	302,154
Royal Caribbean Cruises Ltd.
9.250%, due 1/15/29	410,000	427,974
Viking Cruises Ltd.
5.875%, due 9/15/27	170,000	153,153
9.125%, due 7/15/31	200,000	196,500
		2,255,701
Lodging — 0.9%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	288,469
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	532,000	440,584
		729,053
Machinery-Diversified — 0.3%
Chart Industries, Inc.
7.500%, due 1/1/30	24,000	23,568
GrafTech Finance, Inc.
4.625%, due 12/15/28	250,000	183,260
		206,828
Media — 7.6%
Cable One, Inc.
4.000%, due 11/15/30	301,000	224,245
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	374,000	291,046
4.250%, due 1/15/34	371,000	267,974
4.500%, due 8/15/30	306,000	245,362
4.500%, due 5/1/32	485,000	371,266
4.750%, due 3/1/30	900,000	742,430
6.375%, due 9/1/29	255,000	233,375
CSC Holdings LLC
4.625%, due 12/1/30	401,000	203,356
5.250%, due 6/1/24	250,000	233,756
5.500%, due 4/15/27	176,000	147,071
5.750%, due 1/15/30	510,000	266,816
11.250%, due 5/15/28	410,000	391,064
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	667,000	584,449
DISH DBS Corp.
5.750%, due 12/1/28	75,000	54,469
DISH Network Corp.
11.750%, due 11/15/27	332,000	328,866
iHeartCommunications, Inc.
6.375%, due 5/1/26	445,000	362,721
Nexstar Media, Inc.
4.750%, due 11/1/28	436,000	366,192
5.625%, due 7/15/27	162,000	145,794
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	63,268
4.000%, due 7/15/28	382,000	324,865
4.125%, due 7/1/30	90,000	71,461

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
TEGNA, Inc.
4.625%, due 3/15/28	$95,000	$81,937
Univision Communications, Inc.
4.500%, due 5/1/29	199,000	158,188
6.625%, due 6/1/27	148,000	135,183
		6,295,154
Mining — 0.8%
Arsenal AIC Parent LLC
8.000%, due 10/1/30	155,000	153,063
Novelis Corp.
3.250%, due 11/15/26	102,000	90,794
3.875%, due 8/15/31	138,000	107,778
4.750%, due 1/30/30	352,000	298,663
		650,298
Miscellaneous Manufacturing — 0.5%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	445,000	435,833
Office/Business Equipment — 0.6%
Xerox Corp.
3.800%, due 5/15/24	397,000	386,905
Xerox Holdings Corp.
5.500%, due 8/15/28	114,000	88,047
		474,952
Oil & Gas — 5.8%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	367,000	364,556
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, due 11/1/26	495,000	478,016
8.250%, due 12/31/28	170,000	168,805
Callon Petroleum Co.
6.375%, due 7/1/26	487,000	475,596
8.000%, due 8/1/28	81,000	80,041
CNX Resources Corp.
6.000%, due 1/15/29	88,000	80,692
7.250%, due 3/14/27	212,000	208,634
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	410,000	369,115
6.000%, due 2/1/31	290,000	254,032
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	532,000	508,170
Occidental Petroleum Corp.
7.500%, due 5/1/31	81,000	84,936
8.875%, due 7/15/30	112,000	124,372
Range Resources Corp.
4.750%, due 2/15/30	76,000	67,499
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	168,674
Southwestern Energy Co.
4.750%, due 2/1/32	250,000	214,997
5.375%, due 3/15/30	437,000	400,837
Sunoco LP / Sunoco Finance Corp.
5.875%, due 3/15/28	312,000	295,150
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	45,000	45,182
Vital Energy, Inc.
7.750%, due 7/31/29	456,000	412,888
		4,802,192

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services — 0.8%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, due 4/1/27	$424,000	$407,615
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 4/1/26	112,000	108,764
6.875%, due 9/1/27	148,000	141,800
		658,179
Packaging & Containers — 1.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, due 8/15/26	95,000	83,838
5.250%, due 8/15/27	283,000	205,707
Ball Corp.
6.875%, due 3/15/28	97,000	96,713
Mauser Packaging Solutions Holding Co.
9.250%, due 4/15/27	146,000	121,590
Owens-Brockway Glass Container, Inc.
6.375%, due 8/15/25	353,000	344,408
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	23,795
		876,051
Pharmaceuticals — 0.8%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	122,000	105,225
Elanco Animal Health, Inc.
6.650%, due 8/28/28	413,000	394,415
PRA Health Sciences, Inc.
2.875%, due 7/15/26	202,000	184,656
		684,296
Pipelines — 3.3%
CNX Midstream Partners LP
4.750%, due 4/15/30	340,000	280,118
EnLink Midstream LLC
5.625%, due 1/15/28	413,000	389,428
EQM Midstream Partners LP
4.750%, due 1/15/31	121,000	101,882
5.500%, due 7/15/28	309,000	288,378
7.500%, due 6/1/30	445,000	436,606
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	438,000	412,427
Howard Midstream Energy Partners LLC
8.875%, due 7/15/28	165,000	165,879
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	447,000	371,984
6.250%, due 1/15/30	60,000	56,601
Venture Global LNG, Inc.
8.375%, due 6/1/31	100,000	95,426
9.500%, due 2/1/29	150,000	152,391
		2,751,120
REITS — 3.6%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	77,734
Iron Mountain, Inc.
4.500%, due 2/15/31	273,000	223,309
5.250%, due 7/15/30	355,000	308,166
5.625%, due 7/15/32	293,000	250,303

	Principal Amount	Value
Corporate Bonds (continued)
REITS (continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	$337,000	$281,258
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	169,638
SBA Communications Corp.
3.125%, due 2/1/29	404,000	334,029
3.875%, due 2/15/27	342,000	311,458
Service Properties Trust
7.500%, due 9/15/25	293,000	284,670
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28	497,000	478,588
VICI Properties LP / VICI Note Co., Inc.
4.250%, due 12/1/26	182,000	167,972
XHR LP
4.875%, due 6/1/29	84,000	71,070
		2,958,195
Retail — 4.1%
Arko Corp.
5.125%, due 11/15/29	62,000	50,270
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	391,000	331,802
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	166,031
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, due 4/1/29	450,000	397,122
Foundation Building Materials, Inc.
6.000%, due 3/1/29	180,000	148,480
Group 1 Automotive, Inc.
4.000%, due 8/15/28	382,000	328,806
LCM Investments Holdings II LLC
8.250%, due 8/1/31	110,000	104,651
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	28,948
4.375%, due 1/15/31	384,000	310,903
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	139,000	114,795
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	43,474
7.875%, due 5/1/29	84,000	46,830
Nordstrom, Inc.
4.375%, due 4/1/30	103,000	79,950
QVC, Inc.
4.850%, due 4/1/24	306,000	293,582
Sonic Automotive, Inc.
4.625%, due 11/15/29	352,000	293,024
4.875%, due 11/15/31	123,000	97,948
White Cap Buyer LLC
6.875%, due 10/15/28	30,000	26,180
Yum! Brands, Inc.
4.625%, due 1/31/32	316,000	269,257
5.375%, due 4/1/32	304,000	273,268
		3,405,321
Semiconductors — 0.4%
Entegris, Inc.
4.375%, due 4/15/28	368,000	328,330

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Software — 1.5%
Cloud Software Group, Inc.
6.500%, due 3/31/29	$486,000	$426,682
MSCI, Inc.
4.000%, due 11/15/29	480,000	413,203
PTC, Inc.
3.625%, due 2/15/25	157,000	151,343
4.000%, due 2/15/28	298,000	264,230
		1,255,458
Telecommunications — 1.0%
CommScope, Inc.
4.750%, due 9/1/29	446,000	304,395
8.250%, due 3/1/27	162,000	67,230
Level 3 Financing, Inc.
3.750%, due 7/15/29	258,000	131,171
10.500%, due 5/15/30	320,000	320,251
		823,047
Transportation — 0.4%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	438,000	352,590
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
6.500%, due 10/1/25	108,000	106,932
Total Corporate Bonds (Cost $69,074,785)		67,072,777
Foreign Bonds — 15.6%
Aerospace & Defense — 1.2%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	486,000	430,051
7.500%, due 2/1/29	452,000	418,670
7.875%, due 4/15/27	184,000	177,003
		1,025,724
Airlines — 1.0%
Air Canada, (Canada)
3.875%, due 8/15/26	345,000	313,902
Air Canada 2020-1 Class C Pass Through Trust, (Canada)
2020-1, C, 10.500%, due 7/15/26	455,000	489,367
		803,269
Banks — 1.2%
Intesa Sanpaolo SpA, (Italy)
5.017%, due 6/26/24	213,000	208,739
5.710%, due 1/15/26	373,000	353,861
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	495,000	459,337
		1,021,937
Beverages — 0.4%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	422,000	356,046
Chemicals — 1.3%
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	343,000	320,271
INEOS Quattro Finance 2 PLC, (United Kingdom)
3.375%, due 1/15/26	317,000	302,735

	Principal Amount	Value
Foreign Bonds (continued)
Chemicals (continued)
SNF Group SACA, (France)
3.125%, due 3/15/27	$469,000	$415,012
		1,038,018
Commercial Services — 0.8%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	480,000	428,110
9.500%, due 11/1/27	258,000	234,444
		662,554
Distribution/Wholesale — 0.0%(b)
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,038
Environmental Control — 0.3%
GFL Environmental, Inc., (Canada)
3.750%, due 8/1/25	241,000	227,931
Forest Products & Paper — 0.4%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	383,000	312,459
Home Builders — 0.3%
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	213,834
Household Products/Wares — 0.9%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	435,000	393,480
7.000%, due 12/31/27	420,000	357,099
		750,579
Iron/Steel — 0.4%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	325,000	325,000
Machinery-Diversified — 0.3%
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	323,000	294,074
Media — 1.9%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	46,356
5.750%, due 8/15/29	97,000	75,011
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	344,000	274,657
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	77,046
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	465,000	411,756
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	67,076
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	272,382
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	83,000	60,473
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	331,000	264,270
		1,549,027

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Oil & Gas — 0.1%
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	$125,000	$124,404
Packaging & Containers — 0.2%
Cascades, Inc. /Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	210,000	189,770
Pharmaceuticals — 0.6%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
5.125%, due 5/9/29	580,000	506,050
Retail — 1.0%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	311,000	265,897
4.000%, due 10/15/30	662,000	542,193
		808,090
Software — 0.6%
Open Text Corp., (Canada)
3.875%, due 12/1/29	569,000	465,317
Telecommunications — 2.7%
Altice France Holding SA, (Luxembourg)
10.500%, due 5/15/27	88,000	47,881
Altice France SA, (France)
5.125%, due 7/15/29	68,000	46,557
5.500%, due 1/15/28	368,000	273,434
8.125%, due 2/1/27	191,000	161,006
Iliad Holding SASU, (France)
6.500%, due 10/15/26	495,000	462,554
7.000%, due 10/15/28	150,000	135,743
Telecom Italia Capital SA, (Italy)
7.721%, due 6/4/38	232,000	204,800

	Principal Amount	Value
Foreign Bonds (continued)
Telecommunications (continued)
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	$150,000	$147,085
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	454,000	365,427
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	364,000	351,960
		2,196,447
Total Foreign Bonds (Cost $13,229,332)		12,885,568

	Shares
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.24%(c)
(Cost $985,709)	985,709	985,709
Total Investments — 98.1% (Cost $83,289,826)		80,944,054
Other Assets and Liabilities, Net — 1.9%		1,533,899
Net Assets — 100%		$82,477,953

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(b)Less than 0.05%.

(c)Reflects the 7-day yield at October 31, 2023.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$67,072,777	$—	$67,072,777
Foreign Bonds	—	12,885,568	—	12,885,568
Short-Term Investment:
Money Market Fund	985,709	—	—	985,709
Total Investments in Securities	$985,709	$79,958,345	$—	$80,944,054

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 100.2%
Alabama — 2.0%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
4.840%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	$2,500,000	$2,453,037
City of Albertville AL, General Obligation Bonds
Series D Insured: BAM
5.000%, due 6/1/48	4,150,000	4,069,265
Mobile County Board of School Commissioners, Special Tax
Insured: BAM
5.000%, due 3/1/26	1,325,000	1,346,835
		7,869,137
Alaska — 0.4%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,359,931
Arizona — 2.3%
Arizona Industrial Development Authority, Revenue Bonds
Series A
3.870%, due 2/1/48(a)(b)	4,000,000	4,000,000
City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 7/1/28	3,180,000	3,227,368
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	433,417
4.250%, due 6/1/47	1,500,000	1,274,798
		8,935,583
California — 9.2%
Banning Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/46	2,420,000	2,077,551
Bay Area Toll Authority, Revenue Bonds
Series A
3.400%, due 4/1/55(a)(b)	1,800,000	1,800,000
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	1,850,000	1,734,853
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	969,080
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,561,697
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,502,684
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
3.970%, due 8/1/29(c)	1,050,000	837,257
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.880%, due 8/1/34(c)	2,445,000	1,447,798

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Indian Wells Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: NATL
5.000%, due 9/1/33	$960,000	$985,514
Indio Finance Authority, Revenue Bonds
Series A Insured: BAM
5.250%, due 11/1/42	1,500,000	1,558,563
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
4.350%, due 8/1/30(c)	1,110,000	829,812
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	4,025,000	2,783,104
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
16.560%, due 6/1/46(c)	4,000,000	1,186,943
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
4.460%, due 8/1/29(c)	390,000	302,522
Placer Union High School District, General Obligation Bonds
Insured: AGM
4.220%, due 8/1/30(c)	975,000	735,175
Poway Unified School District, Special Tax
Insured: BAM
4.125%, due 9/1/47	100,000	85,449
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	753,342
Sacramento City Financing Authority, Tax Allocation
Series A Insured: NATL
4.180%, due 12/1/23(c)	4,945,000	4,927,568
Sacramento City Unified School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/41	1,865,000	1,911,667
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
12.110%, due 8/1/41(c)	2,000,000	764,402
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,180,768
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
4.420%, due 8/1/26(c)	1,100,000	975,204
		35,910,953
Colorado — 3.6%
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,468,221
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	1,922,505
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	500,000	523,230

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/44	$1,700,000	$1,439,913
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
4.330%, due 9/1/25(c)	2,350,000	2,172,438
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	606,579
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	512,210
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	422,977
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	752,988
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	402,846
Park Creek Metropolitan District, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/46	3,255,000	2,686,583
		13,910,490
Connecticut — 0.1%
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	24,606
5.000%, due 7/1/24	20,000	20,148
5.000%, due 7/1/27	60,000	60,935
Series C Insured: AGM
5.000%, due 7/15/32	20,000	20,238
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/39	350,000	351,920
		477,847
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
5.270%, due 10/1/37(c)	1,500,000	727,438
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,650,161
		2,377,599
Florida — 2.0%
County of Miami-Dade Seaport Department, Revenue Bonds
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	2,604,687
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
10.600%, due 10/1/41(c)	1,015,000	364,461
Series A-2 Insured: AGM-CR
10.100%, due 10/1/40(c)	1,250,000	479,491
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,043,891

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida State Board of Governors Florida International University Dormitory Rev, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/26	$1,050,000	$1,078,377
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/42	400,000	404,989
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	1,645,000	1,654,794
		7,630,690
Georgia — 0.6%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,250,000
Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	882,874
5.250%, due 5/1/42	800,000	791,374
		1,674,248
Illinois — 14.7%
Boone & Winnebago Counties Community Unit School District No 200, General Obligation Bonds
Series B Insured: AGM
4.350%, due 1/1/25(c)	500,000	475,457
Boone Mchenry & Dekalb Counties Community Unit School District 100, General Obligation Bonds
Series B Insured: BHAC-CR NATL-RE
3.980%, due 12/1/23(c)	395,000	393,674
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,611,304
Series A Insured: AGM
5.000%, due 12/1/31	500,000	502,027
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	2,750,000	2,803,275
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,095,043
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,492,063
Series A Insured: AGM
5.250%, due 1/1/45	3,585,000	3,573,079
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,750,000	3,782,514
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	865,496
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/44	3,220,000	3,017,579

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	$3,750,000	$3,884,842
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,070,352
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	1,907,952
5.500%, due 10/1/42	1,260,000	1,304,027
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
5.000%, due 12/1/40	1,305,000	1,275,964
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	340,098
4.000%, due 10/1/41	400,000	334,941
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,268,628
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,217,457
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,506,536
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,613,250
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,406,879
5.000%, due 12/1/46	1,800,000	1,732,316
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	1,000,000	805,867
Series A Insured: NATL
5.310%, due 4/1/25(c)	390,000	362,064
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,807,168
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,019,925
Insured: BAM
4.000%, due 6/1/41	3,300,000	2,841,868
Insured: NATL
6.000%, due 11/1/26	500,000	506,219
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/24	1,115,000	1,123,783
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	852,310

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Village of McCook IL, General Obligation Bonds
Series B Insured: AGM
5.000%, due 12/1/26	$1,875,000	$1,902,361
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	3,886,574
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
4.630%, due 12/1/26(c)	590,000	512,311
4.690%, due 12/1/25(c)	590,000	535,666
		57,630,869
Indiana — 2.2%
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	866,312
5.000%, due 7/1/47	2,000,000	1,946,279
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B Insured: NATL
5.250%, due 1/1/24	2,500,000	2,505,184
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,155,891
		8,473,666
Iowa — 3.2%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	1,940,000	1,614,221
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	1,165,000	1,037,020
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	780,260
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	1,818,926
College Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	750,000	653,436
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	517,274
3.250%, due 6/1/32	600,000	536,293
3.375%, due 6/1/33	620,000	548,987
4.000%, due 6/1/40	805,000	706,313
4.000%, due 6/1/41	835,000	725,896
4.000%, due 6/1/42	870,000	746,365
Sioux City Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
3.000%, due 10/1/24	2,500,000	2,466,516

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	$325,000	$287,620
5.000%, due 6/1/26	170,000	173,887
		12,613,014
Kansas — 0.5%
Reno County Unified School District No 309 Nickerson, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/32	1,000,000	988,016
5.000%, due 9/1/30	925,000	975,836
		1,963,852
Kentucky — 1.3%
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/38	1,045,000	1,061,150
5.000%, due 9/1/49	2,900,000	2,819,380
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	93,826
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	1,000,000	1,015,230
		4,989,586
Louisiana — 0.6%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,486,494
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/25	535,000	544,086
5.000%, due 12/1/32	125,000	127,389
		2,157,969
Maine — 0.6%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	151,974
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,222,550
5.500%, due 7/1/42	1,000,000	1,025,246
		2,399,770
Maryland — 0.5%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,070,248
Massachusetts — 0.5%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	589,820

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	$1,995,000	$1,338,351
		1,928,171
Michigan — 3.4%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,065,155
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,138,762
Grandville Public Schools, General Obligation Bonds
Series II Insured: AGM
5.000%, due 5/1/40	1,750,000	1,760,016
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,775,000	2,808,403
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,296,964
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	635,000	657,965
5.500%, due 12/1/48	3,620,000	3,661,715
		13,388,980
Minnesota — 0.1%
City of Buffalo MN, General Obligation Bonds
Series A Insured: BAM
4.000%, due 11/1/24	325,000	325,034
Missouri — 1.2%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,065,786
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
4.240%, due 4/15/26(c)	1,720,000	1,551,543
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/42	1,000,000	1,105,750
		4,723,079
Montana — 0.5%
Yellowstone and Carbon Counties School District No 7-70 Laurel, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/41	1,925,000	1,968,259
Nevada — 0.2%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,150,000	919,652
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Insured: BAM
5.000%, due 7/1/37	840,000	876,987

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey — 5.9%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/39	$1,210,000	$1,077,850
4.000%, due 3/1/40	1,255,000	1,111,987
4.000%, due 3/1/41	1,310,000	1,152,629
City of Orange Township NJ, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 12/1/24	675,000	674,748
Kenilworth School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/39	1,020,000	906,915
Maywood School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
3.000%, due 7/15/33	1,000,000	869,890
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.000%, due 6/15/50	3,000,000	2,490,455
Series C Insured: BHAC-CR AMBAC
4.110%, due 12/15/24(c)	965,000	921,913
Series C Insured: BHAC-CR MBIA
4.240%, due 12/15/27(c)	1,305,000	1,097,485
Series C Insured: BHAC-CR NATL
4.420%, due 12/15/30(c)	300,000	219,741
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	3,375,000	3,469,830
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	492,226
5.500%, due 2/1/51	1,000,000	986,316
North Hudson Sewerage Authority, Revenue Bonds
Series A Insured: NATL
4.010%, due 8/1/25(c)	1,450,000	1,352,593
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.000%, due 11/1/37	500,000	507,214
5.250%, due 11/1/52	2,250,000	2,240,242
Series A Insured: AGM-CR
4.000%, due 11/1/50	1,830,000	1,500,836
Weehawken Township Board of Education, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/41	1,140,000	989,913
4.000%, due 7/15/42	1,200,000	1,027,496
		23,090,279
New York — 6.3%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,261,700
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	417,692
5.250%, due 7/15/36	300,000	310,112
5.250%, due 7/15/37	325,000	332,905
5.250%, due 7/15/42	1,800,000	1,795,080
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
4.000%, due 8/1/44	1,085,000	943,131

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	$3,525,000	$3,078,430
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	600,000	490,196
Series 1 Insured: BAM
5.000%, due 11/15/33	4,000,000	4,043,854
Series A1
5.000%, due 11/15/29	500,000	504,725
Series B Insured: AMBAC
5.250%, due 11/15/23	1,250,000	1,250,329
Series E
4.000%, due 11/15/45	450,000	371,210
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	816,721
Insured: NATL
4.525%, due 3/1/24	1,500,000	1,503,334
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
5.270%, due 11/15/36(c)	4,400,000	2,231,499
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM-TCRS
4.000%, due 2/15/43	1,480,000	1,254,157
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 11/15/41	1,000,000	1,053,264
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,073
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	765,000	775,565
		24,438,977
North Carolina — 2.7%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series H
3.970%, due 1/15/48(a)(b)	2,975,000	2,975,000
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,272,910
North Carolina Eastern Municipal Power Agency, Revenue Bonds
Series B Insured: NATL
6.000%, due 1/1/25	1,000,000	1,020,611
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,268,941
		10,537,462
Ohio — 2.7%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,131,643
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,811,759
5.500%, due 12/1/42	955,000	973,397

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	$500,000	$505,503
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,072,292
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,003,383
		10,497,977
Oregon — 0.2%
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
6.570%, due 6/15/43(c)	2,800,000	938,092
Pennsylvania — 5.2%
Bucks County Industrial Development Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 8/15/44	1,030,000	853,540
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,163,735
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,216,709
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	375,000	395,513
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	888,315
5.000%, due 5/1/33	575,000	583,887
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 9/1/44	1,140,000	965,165
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	3,766,508
Series BA Insured: CNTY GTD-BAMTCRS
4.670%, due 1/1/31(c)	775,000	556,715
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.390%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	110,000	108,462
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,597,235
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,415,973
5.000%, due 9/1/38	1,420,000	1,479,211
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
4.860%, due 1/15/30(c)	640,000	474,963

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	$5,000	$5,167
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,779,496
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,116,936
		20,367,530
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2B Insured: NATL
5.000%, due 7/1/24	25,000	25,003
Series UU Insured: AGM
4.310%, (3-Month LIBOR + 0.52%), due 7/1/29(a)	510,000	478,859
		503,862
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/25	1,000,000	1,012,149
South Carolina — 1.2%
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,083,911
5.750%, due 12/1/52	600,000	622,763
Spartanburg County School District No 4, General Obligation Bonds
Series A
5.000%, due 3/1/42	1,830,000	1,875,933
		4,582,607
South Dakota — 2.5%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,807,040
5.500%, due 12/1/51	3,080,000	3,164,929
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	543,628
5.250%, due 6/15/38	750,000	791,214
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,301,831
5.500%, due 8/1/47	1,000,000	1,050,163
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,300,238
		9,959,043
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	554,065

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas — 16.0%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	$3,190,000	$3,211,254
Belmont Fresh Water Supply District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	695,000	587,270
4.000%, due 3/1/43	2,280,000	1,878,053
Brazoria County Municipal Utility District No 22, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/43	800,000	657,466
4.000%, due 9/1/44	895,000	730,948
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/37	1,500,000	1,527,382
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	960,000	973,747
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	1,881,650
2.000%, due 8/15/40	3,000,000	1,830,155
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	424,486
6.500%, due 3/1/29	340,000	375,821
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	575,756
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	700,637
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,741,266
3.000%, due 8/15/41	2,670,000	1,950,210
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/29	1,000,000	1,053,076
Series A Insured: BAM
5.000%, due 10/1/30	750,000	795,362
5.000%, due 10/1/31	1,000,000	1,067,429
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,112,066
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,038,477
7.000%, due 12/1/29	905,000	1,024,882

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	$1,800,000	$1,654,510
6.000%, due 4/1/30	350,000	367,926
6.000%, due 4/1/31	350,000	367,858
6.000%, due 4/1/32	375,000	394,070
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,367,076
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,039,822
6.000%, due 9/1/28	980,000	1,053,925
6.000%, due 9/1/29	705,000	767,661
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,096,055
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	805,000	768,763
5.000%, due 9/1/46	855,000	815,160
Harris County Municipal Utility District No 536, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/28	2,700,000	2,891,919
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,383,615
7.000%, due 9/1/27	340,000	370,896
7.000%, due 9/1/28	360,000	400,564
7.000%, due 9/1/29	380,000	430,274
Harris County-Houston Sports Authority, Revenue Bonds
Series A3 Insured: NATL
6.700%, due 11/15/33(c)	1,325,000	731,160
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,443,302
5.125%, due 3/1/46	1,415,000	1,342,316
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	518,647
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	1,935,413
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	477,182
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	1,947,337

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	$1,550,000	$1,697,007
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	147,984
Robstown Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.500%, due 2/15/38	700,000	704,921
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,074,275
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	605,921
5.250%, due 5/1/42	500,000	499,855
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,079,939
5.500%, due 8/1/42	4,000,000	4,171,253
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,076,502
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,785,156
		62,545,657
Utah — 1.3%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,513,081
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	2,000,000	1,964,333
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	623,986
		5,101,400
Virginia — 0.2%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	848,871
Washington — 1.5%
County of King WA, General Obligation Bonds
Series A
3.850%, due 1/1/46(a)(b)	3,100,000	3,100,000
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.870%, due 12/1/26(c)	3,000,000	2,665,379
		5,765,379

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin — 2.6%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	$1,645,000	$1,716,636
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,100,075
4.550%, due 5/1/43	1,015,000	925,712
5.000%, due 5/1/31	1,655,000	1,716,332
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,736,636
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/40	1,390,000	1,243,639
4.000%, due 3/1/41	1,455,000	1,290,675
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
10.960%, due 12/15/37(c)	1,150,000	563,222
		10,292,927
Wyoming — 0.5%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,873,855
Total Municipal Bonds (Cost $414,451,024)		391,735,746
Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.85%(d)
(Cost $3,567,005)	3,567,718	3,567,005
Total Investments — 101.1% (Cost $418,018,029)		395,302,751
Other Assets and Liabilities, Net — (1.1)%		(4,310,138)
Net Assets — 100%		$390,992,613

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 7-day yield at October 31, 2023.

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2023 (unaudited)

Abbreviations

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate

LIBOR	- London Interbank Offered Rate
MBIA	- MBIA Insurance Corp.
MUN GOCT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$391,735,746	$—	$391,735,746
Short-Term Investment:
Money Market Fund	3,567,005	—	—	3,567,005
Total Investments in Securities	$3,567,005	$391,735,746	$—	$395,302,751

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 95.9%
Alabama — 3.1%
Alabama Housing Finance Authority, Revenue Bonds
Series A
3.875%, due 12/1/23(a)(b)	$1,500,000	$1,498,853
Series H
5.000%, due 6/1/26(a)(b)	500,000	501,159
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	631,922
Black Belt Energy Gas District, Revenue Bonds
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	586,420
Series B
4.000%, due 10/1/52(a)(b)	1,760,000	1,695,235
5.250%, due 12/1/53(a)(b)	2,000,000	2,015,023
Series B-2
4.840%, (Municipal Swap Index + 0.65%), due 4/1/53(b)	900,000	883,093
Series C-1
5.250%, due 6/1/26	1,800,000	1,821,261
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,011,800
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	645,704
4.000%, due 3/1/35	1,220,000	1,160,665
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 1/1/53(a)(b)	3,000,000	3,044,481
State of Alabama, General Obligation Bonds
Series A
3.000%, due 8/1/26	1,000,000	963,165
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	749,509
		17,208,290
Alaska — 0.4%
Alaska Industrial Development & Export Authority, Revenue Bonds
5.000%, due 6/1/28	100,000	97,472
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series ONE
5.000%, due 12/1/35	500,000	526,517
5.000%, due 12/1/37	650,000	670,618
5.000%, due 12/1/39	1,000,000	1,022,439
		2,317,046
Arizona — 1.8%
Arizona Industrial Development Authority, Revenue Bonds
Series A
3.870%, due 2/1/48(a)(b)	6,300,000	6,300,000
4.000%, due 11/1/39	600,000	516,131
5.000%, due 11/1/31	550,000	563,475
Series A Insured: BAM
5.000%, due 6/1/31	300,000	311,963
5.000%, due 6/1/32	325,000	337,628
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,011,148

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	$500,000	$502,112
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	300,138
		9,842,595
Arkansas — 0.1%
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	410,221
California — 5.2%
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	1,650,000	1,614,284
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	835,000	783,028
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	259,629
5.000%, due 11/1/29	125,000	130,487
5.000%, due 11/1/30	410,000	430,464
5.000%, due 11/1/32	225,000	238,720
5.000%, due 11/1/33	1,175,000	1,245,668
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	411,092
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,005,405
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	483,586
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/27	200,000	208,969
Series B Insured: AGM
5.000%, due 6/1/26	250,000	257,757
5.000%, due 6/1/27	200,000	208,969
5.000%, due 6/1/29	150,000	160,494
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,046,031
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/41	1,000,000	1,004,705
Fresno Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/37	650,000	678,556
5.000%, due 8/1/38	500,000	518,608
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.830%, due 8/1/33(c)	1,465,000	912,170
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	518,401

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/36	$1,100,000	$1,025,146
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
6.640%, due 8/1/31(c)	150,000	105,414
7.260%, due 8/1/33(c)	35,000	22,161
Metropolitan Water District of Southern California, Revenue Bonds
Series E
4.230%, (Municipal Swap Index + 0.14%), due 7/1/37(b)	1,200,000	1,197,483
Monterey Peninsula Community College District, General Obligation Bonds
8.030%, due 8/1/32(c)	975,000	663,427
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	559,990
Sacramento City Financing Authority, Tax Allocation
Series A Insured: NATL
4.180%, due 12/1/23(c)	3,000,000	2,989,424
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
3.900%, due 7/1/24(c)	150,000	146,173
San Diego Unified School District, General Obligation Bonds
Series I
5.000%, due 7/1/47	1,000,000	1,012,677
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	500,000	500,828
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/40	1,000,000	1,065,976
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	498,891
5.000%, due 4/1/38	2,660,000	2,660,438
Insured: BAM
5.000%, due 9/1/35	2,000,000	2,039,029
University of California, Revenue Bonds
Series BN
5.500%, due 5/15/40	1,875,000	2,067,504
		28,671,584
Colorado — 1.7%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,179,872
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	456,373
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/42	1,500,000	1,484,800
5.000%, due 8/1/44	1,000,000	974,026
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: MORAL OBLG
4.000%, due 7/1/36	1,000,000	908,571

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/44	$250,000	$201,248
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	106,569
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	149,643
5.000%, due 12/1/29	145,000	150,252
5.250%, due 12/1/37	200,000	205,582
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	422,977
Jefferson County School District R-1, General Obligation Bonds
Insured: BAM-TCRS ST AID WITHHLDG
4.000%, due 12/15/34	3,000,000	2,971,221
		9,211,134
Connecticut — 4.2%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	616,366
5.000%, due 9/1/38	1,250,000	1,260,998
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	155,000	161,674
5.000%, due 3/1/36	400,000	415,268
Series B Insured: AGM
5.250%, due 9/1/30	600,000	628,958
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	240,065
4.000%, due 9/15/28	290,000	288,304
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series 1
5.000%, due 7/1/33	350,000	356,890
Series L
5.000%, due 7/1/32	1,590,000	1,595,868
State of Connecticut, General Obligation Bonds
Series A
3.130%, due 1/15/24	3,000,000	2,984,712
5.000%, due 4/15/38	5,500,000	5,596,855
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	1,985,657
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,377,396
5.000%, due 8/1/34	3,000,000	3,018,989
5.250%, due 7/1/40	1,000,000	1,061,687
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	369,336
Town of North Branford CT, G.O. Unltd Notes
5.000%, due 8/2/24	1,000,000	1,006,628
		22,965,651

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia — 2.3%
District of Columbia, General Obligation Bonds
Series C
5.000%, due 6/1/38	$1,000,000	$990,980
Series D
5.000%, due 6/1/42	1,485,000	1,501,154
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	2,992,747
5.000%, due 7/1/26(a)(b)	2,014,000	2,022,104
5.000%, due 10/1/41(a)(b)	2,000,000	2,019,455
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,163,053
		12,689,493
Florida — 4.5%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,235,000	1,235,756
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	990,560
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	985,534
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,527,593
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	367,466
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	4,500,000	4,555,795
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,051,055
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,043,891
Florida Development Finance Corp., Revenue Bonds
4.000%, due 7/1/24	200,000	198,168
5.000%, due 2/1/34	1,405,000	1,314,632
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a)(b)	3,000,000	2,982,736
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	727,202
5.000%, due 10/1/31	400,000	425,576
5.000%, due 10/1/33	200,000	212,734
5.000%, due 10/1/37	425,000	437,328
5.000%, due 10/1/39	475,000	483,118
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,278,570
North Springs Improvement District, Special Assessment
Series 1 Insured: AGM
4.000%, due 5/1/28	60,000	60,158
4.000%, due 5/1/30	45,000	44,955

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	$1,000,000	$1,008,078
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,663,887
		24,594,792
Georgia — 3.7%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,484,980
Series A
5.000%, due 11/1/38	1,000,000	1,013,071
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
5.258%, (SOFR + 1.70%), due 12/1/53(b)	5,000,000	4,984,208
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,443,186
Series B
4.000%, due 8/1/49(a)(b)	2,925,000	2,896,864
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/36	1,000,000	1,012,273
5.000%, due 1/1/38	500,000	499,566
5.000%, due 1/1/39	3,500,000	3,409,941
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	400,458
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	267,372
5.250%, due 2/1/39	425,000	452,633
5.250%, due 2/1/40	450,000	477,389
5.250%, due 2/1/41	400,000	422,739
5.250%, due 2/1/42	350,000	368,203
5.250%, due 2/1/43	425,000	446,176
		20,579,059
Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/24	775,000	775,256
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	606,340
		1,381,596
Hawaii — 0.4%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,019,494
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,122,375
		2,141,869
Illinois — 8.2%
Carol Stream Park District, General Obligation Bonds
Series C Insured: BAM
4.000%, due 11/1/26	485,000	486,332
Chicago Midway International Airport, Revenue Bonds
Series B
5.000%, due 1/1/35	1,000,000	1,002,659

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	$1,335,000	$1,362,065
Series B
5.000%, due 1/1/39	2,700,000	2,694,847
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	250,181
Series D
4.000%, due 1/1/34	1,000,000	932,510
4.000%, due 1/1/35	645,000	595,295
Series E Insured: BAM
4.000%, due 11/15/31	500,000	478,502
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/32	1,500,000	1,523,419
5.250%, due 1/1/28	1,000,000	1,014,802
5.500%, due 1/1/40	1,000,000	1,007,212
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,026,873
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,016,296
5.250%, due 12/15/39	1,000,000	1,032,434
5.250%, due 12/15/40	1,000,000	1,027,571
Illinois Development Finance Authority, Revenue Bonds
4.110%, due 7/15/25(c)	500,000	466,445
Illinois Finance Authority, Revenue Bonds
Series A
5.000%, due 8/15/30	1,300,000	1,369,474
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	1,500,000	1,495,469
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	927,266
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/31	700,000	672,630
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	328,480
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A
5.000%, due 12/15/28	1,500,000	1,539,064
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,004,190
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	253,581
5.000%, due 10/1/28	650,000	664,405
5.000%, due 10/1/30	690,000	701,266

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	$1,800,000	$1,605,541
5.000%, due 1/1/30	500,000	523,540
Series C
5.500%, due 1/1/36	1,500,000	1,553,105
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	371,231
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/31	450,000	445,074
4.000%, due 4/15/33	500,000	490,220
Insured: BAM
5.500%, due 12/1/34	800,000	869,860
5.500%, due 12/1/35	1,000,000	1,083,523
Series B
4.000%, due 10/15/24	165,000	164,275
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,515,095
5.000%, due 3/1/30	1,000,000	1,033,308
Series CR Insured: AGM-CR
5.250%, due 2/1/34	1,000,000	994,418
Series D
5.000%, due 11/1/28	1,000,000	1,022,290
State of Illinois Sales Tax Revenue, Revenue Bonds
Series C Insured: BAM
4.000%, due 6/15/27	600,000	591,607
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	457,983
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,190,744
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/32	375,000	370,359
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	485,510
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	828,817
Insured: BAM
5.000%, due 1/1/36	445,000	464,945
5.250%, due 1/1/39	555,000	572,069
		45,506,782
Indiana — 3.8%
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	5,962,934
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,749,255
5.000%, due 1/1/42	1,525,000	1,555,931

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	$1,000,000	$1,134,491
Indiana Finance Authority, Revenue Bonds
1.400%, due 8/1/29	1,000,000	811,979
Series A
5.000%, due 12/1/40	3,000,000	3,003,586
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,001,118
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	235,253
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,211,606
6.000%, due 7/15/38	600,000	654,407
Tippecanoe County School Building Corp., Revenue Bonds
Series B Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	551,080
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,051,964
		20,923,604
Iowa — 0.8%
City of Coralville IA, General Obligation Bonds
Series A
4.000%, due 5/1/24	1,305,000	1,299,958
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	303,096
5.000%, due 10/1/35	360,000	361,740
5.000%, due 10/1/36	365,000	363,323
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	420,000	422,447
5.000%, due 6/1/25	440,000	446,436
5.000%, due 6/1/26	465,000	476,549
5.000%, due 6/1/27	490,000	507,644
		4,181,193
Kansas — 0.5%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/31	420,000	443,966
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,619,366
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds
Series A
4.125%, due 9/1/37	500,000	505,697
		2,569,029
Kentucky — 0.7%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	468,068

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	$1,000,000	$904,447
Kentucky Public Energy Authority, Revenue Bonds
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,205,781
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	70,369
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	502,695
		4,151,360
Louisiana — 0.4%
Cameron Parish School District No 15, General Obligation Bonds
5.000%, due 10/1/29	290,000	299,525
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	560,890
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,309,464
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	101,069
		2,270,948
Maine — 0.1%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	157,040
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM ST INTRCPT ST RES BD GTY
5.000%, due 7/1/32	500,000	521,869
		678,909
Maryland — 0.9%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	900,000	826,360
Maryland Community Development Administration, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	991,685
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,835,116
State of Maryland, General Obligation Bonds
Series A
5.000%, due 3/15/36	1,100,000	1,197,904
		4,851,065
Massachusetts — 0.8%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,257,671

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
9.580%, due 7/1/31(c)	$1,000,000	$685,654
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
4.470%, due 1/1/29(c)	570,000	453,588
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	491,995
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.800%, due 12/1/25	540,000	494,029
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,025,733
		4,408,670
Michigan — 4.7%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/26	190,000	194,719
5.000%, due 6/1/28	90,000	94,295
5.000%, due 6/1/30	210,000	223,436
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	967,441
5.000%, due 5/1/40	1,000,000	1,008,043
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,143,854
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,009,236
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	485,907
Series B Insured: BAM
5.000%, due 7/1/46	3,000,000	3,036,111
Series C
5.250%, due 7/1/33	1,500,000	1,527,081
Michigan Finance Authority, Revenue Bonds
5.000%, due 4/15/29	1,000,000	1,045,000
5.000%, due 2/15/34	235,000	241,274
5.000%, due 11/1/44	1,000,000	948,910
Series A
4.000%, due 6/1/34	500,000	473,467
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	1,175,000	1,172,533
Michigan State Housing Development Authority, Revenue Bonds
5.000%, due 11/1/26(a)(b)	2,000,000	2,017,102
Insured: HUD SECT 8
5.000%, due 12/1/25(a)(b)	1,000,000	1,001,071
5.000%, due 12/1/25(a)(b)	1,000,000	1,002,113

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	$1,450,000	$1,384,783
4.000%, due 5/1/37	2,655,000	2,479,528
State of Michigan, General Obligation Bonds
Series A
3.625%, due 5/15/24	1,080,000	1,068,482
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,145,018
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	442,726
		26,112,130
Minnesota — 0.2%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,311,020
Missouri — 2.2%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,334,543
5.000%, due 9/1/28	1,000,000	1,045,966
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	145,250
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,564,182
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	2,435,000	2,445,967
5.000%, due 12/1/40	1,445,000	1,441,883
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	519,222
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	159,601
6.000%, due 3/1/29	150,000	165,265
6.000%, due 3/1/31	35,000	39,662
6.000%, due 3/1/33	500,000	577,635
6.000%, due 3/1/35	530,000	609,238
		12,048,414
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	376,222
Nebraska — 0.9%
Central Plains Energy Project, Revenue Bonds
Insured: (Tender 1/1/24)
5.000%, due 3/1/50(a)(b)	3,500,000	3,510,692
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	318,635
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,239,675
		5,069,002

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Nevada — 0.5%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	$825,000	$762,947
Clark County School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 6/15/37	845,000	884,817
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	904,073
		2,551,837
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 4/1/30	665,000	626,035
New Jersey — 1.5%
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	401,001
New Jersey Economic Development Authority, Revenue Bonds
4.914%, due 3/1/24	1,000,000	996,515
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	477,532
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A Insured: HUD SECT 8
3.500%, due 7/1/25(a)(b)	1,635,000	1,622,307
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series AA
5.000%, due 6/15/37	1,300,000	1,331,956
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,017,478
Series D1
4.500%, (1-Month LIBOR + 0.70%), due 1/1/24(b)	1,000,000	999,820
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	503,862
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.000%, due 6/1/46	1,000,000	927,217
		8,277,688
New Mexico — 0.1%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000%, due 8/1/27	650,000	680,670
New York — 7.6%
Camden Central School District, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/27	1,180,000	1,185,275
City of New York NY, General Obligation Bonds
Series B-1
5.250%, due 10/1/47	3,000,000	3,073,596
Series F-1
5.000%, due 6/1/34	1,090,000	1,100,491
5.000%, due 8/1/38	500,000	520,802

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	$1,500,000	$1,554,178
Long Island Power Authority, Revenue Bonds
Series A
5.000%, due 9/1/39	600,000	598,913
Series E
5.000%, due 9/1/40	250,000	255,788
5.000%, due 9/1/41	250,000	254,521
Metropolitan Transportation Authority, Revenue Bonds
Series A1
5.000%, due 11/15/29	500,000	504,725
Series C
5.000%, due 11/15/38	250,000	250,460
5.000%, due 11/15/42	500,000	500,919
New York City Housing Development Corp., Revenue Bonds
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	748,057
New York City Municipal Water Finance Authority, Revenue Bonds
Series HH
5.000%, due 6/15/37	2,000,000	2,004,472
5.000%, due 6/15/39	1,500,000	1,501,042
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,485,329
Series S-3 Insured: ST AID WITHHLDG
5.000%, due 7/15/33	150,000	156,119
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series A-1
4.000%, due 11/1/38	1,000,000	910,348
Series A-3
4.000%, due 5/1/43	215,000	187,994
Series D1
5.000%, due 2/1/34	700,000	699,936
Series D-1
5.500%, due 11/1/45	2,000,000	2,106,443
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	428,415
Series 1WTC Insured: BAM-TCRS
4.000%, due 2/15/43	2,000,000	1,694,806
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	740,066
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,294,978
New York State Dormitory Authority, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.000%, due 10/1/38	1,350,000	1,388,319
Series A
4.000%, due 3/15/39	500,000	449,728
4.000%, due 3/15/41	1,500,000	1,335,687
5.000%, due 3/15/35	1,000,000	1,001,006
5.000%, due 7/1/39	1,220,000	1,224,855
Series B
5.000%, due 2/15/40	820,000	824,625

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series E
3.000%, due 3/15/41	$500,000	$370,569
5.000%, due 3/15/41	2,000,000	2,022,518
New York State Housing Finance Agency, Revenue Bonds
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	285,000	256,260
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,020,921
Port Authority of New York & New Jersey, Revenue Bonds
Series 205
5.250%, due 5/15/42	1,000,000	1,013,296
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,278,283
Series A
5.000%, due 11/15/40	2,900,000	2,884,986
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,192,884
Series B-3
5.000%, due 11/15/38	1,000,000	993,606
Series C
5.000%, due 11/15/37	1,000,000	1,016,261
		42,031,477
North Carolina — 0.3%
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	838,166
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	1,000,000	1,002,139
		1,840,305
North Dakota — 0.6%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,067,067
Series A Insured: AGM
5.000%, due 12/1/26	400,000	409,652
5.000%, due 12/1/27	450,000	463,528
5.000%, due 12/1/28	500,000	517,626
5.000%, due 12/1/29	675,000	700,912
		3,158,785
Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,135,918
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	977,061
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,059,776
5.500%, due 12/1/39	1,330,000	1,407,541
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	765,375
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,025,704

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	$1,000,000	$1,010,558
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,658
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	2,023,039
State of Ohio, General Obligation Bonds
Series A
5.000%, due 5/1/37	1,000,000	1,027,327
		11,062,957
Pennsylvania — 2.6%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	495,013
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
7.670%, due 11/15/37(c)	750,000	353,866
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,093,315
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	380,000	400,787
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	253,863
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,103,493
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	90,000	79,369
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.390%, (3-Month LIBOR + 0.60%), due 7/1/27(b)	110,000	108,462
Series B
5.000%, due 10/1/34	1,000,000	1,016,476
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 141A
5.750%, due 10/1/53	860,000	882,476
Pennsylvania Turnpike Commission, Revenue Bonds
Series A-1
5.000%, due 12/1/41	2,000,000	1,980,305
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	509,967
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	577,848
5.000%, due 9/1/36	1,285,000	1,360,658
West Shore School District, General Obligation Bonds
Insured: ST AID WITHHLDG
5.000%, due 11/15/43	1,000,000	1,002,441
		14,218,339

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico — 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2B Insured: NATL
5.000%, due 7/1/24	$25,000	$25,003
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	406,958
5.000%, due 7/1/31	500,000	511,296
		943,257
Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	257,238
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	500,472
Series F
5.500%, due 5/15/39	1,320,000	1,396,787
5.500%, due 5/15/41	180,000	189,408
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A
5.000%, due 10/1/28	350,000	361,652
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	650,000	649,960
		3,355,517
South Carolina — 1.1%
City of Spartanburg SC Water System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/34	1,000,000	1,010,914
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	98,746
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,083,911
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,005,087
Spartanburg County School District No 4, General Obligation Bonds
Series A
5.000%, due 3/1/42	1,945,000	1,993,819
		6,192,477
South Dakota — 0.0%(d)
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	300,000	288,727
Tennessee — 1.0%
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	788,061
5.000%, due 7/1/27(a)(b)	520,000	522,156
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	3,000,000	2,957,420

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/15/42	$1,000,000	$996,096
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	499,947
		5,763,680
Texas — 16.0%
Alamito Public Facility Corp., Revenue Bonds
Insured: FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,957,838
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,008,586
Insured: HUD SECT 8 FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,969,048
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,575,170
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,326,504
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,512,020
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	887,622
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/27	1,225,000	1,268,505
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,150,737
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	250,093
City of Austin TX Airport System Revenue, Revenue Bonds
Series A
5.000%, due 11/15/46	1,000,000	985,001
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,440,247
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds
5.000%, due 11/15/23	1,000,000	1,000,356
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	664,049
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	303,086
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,026,342
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series B
5.000%, due 11/15/35	2,000,000	2,028,616

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	$250,000	$241,377
Series A
5.000%, due 2/1/44	1,035,000	1,043,989
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/27	125,000	128,863
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	180,000	150,220
3.000%, due 8/15/35	250,000	203,579
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,646,490
Dallas College, General Obligation Bonds
5.000%, due 2/15/36	1,250,000	1,259,320
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,252,925
Forney Independent School District, General Obligation Bonds
Insured: BAM
5.440%, due 8/15/41(c)	255,000	83,750
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	1,950,210
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	686,032
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	345,255
4.000%, due 9/1/33	370,000	362,256
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	2,485,000	2,579,001
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,117,413
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,149,282
Harris County Hospital District, Revenue Bonds
5.000%, due 2/15/25	2,730,000	2,757,272
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	320,553
6.500%, due 4/1/29	325,000	347,145
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,189,392
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,096,055

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	$1,600,000	$1,761,846
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	890,542
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,007,441
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,707,153
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/27	355,000	369,476
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	690,629
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	852,381
Series 2
4.000%, due 6/1/30	1,020,000	950,428
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,593,462
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	545,254
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,049,645
Series B
5.000%, due 1/1/45	1,300,000	1,285,795
Northwest Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	350,000	362,363
5.000%, due 2/15/41	400,000	412,586
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,037,148
5.000%, due 2/15/39	2,000,000	2,004,413
5.000%, due 2/15/41	1,500,000	1,493,165
Rankin Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/33	1,000,000	1,002,212
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,058,054
5.250%, due 2/15/41	2,000,000	2,065,548
State of Texas, General Obligation Bonds
Series A
5.000%, due 4/1/35	1,000,000	1,018,044
Series B
5.000%, due 10/1/36	3,000,000	3,026,230

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
4.433%, (3-Month LIBOR + 0.86%), due 9/15/27(b)	$1,850,000	$1,809,168
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	475,023
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,544,969
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,473,413
Texas Water Development Board, Revenue Bonds
5.000%, due 8/1/42	500,000	511,097
5.000%, due 10/15/47	500,000	505,915
Series A
5.000%, due 10/15/43	2,000,000	2,007,792
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	493,440
		88,268,831
Utah — 2.5%
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,181,192
County of Utah UT, Revenue Bonds
Series A
5.000%, due 5/15/45	1,000,000	976,061
Series B
5.000%, due 5/15/46	2,070,000	2,039,788
Intermountain Power Agency, Revenue Bonds
5.250%, due 7/1/43	2,125,000	2,230,037
Series A
5.000%, due 7/1/29	750,000	797,147
5.000%, due 7/1/30	500,000	535,962
5.000%, due 7/1/41	1,000,000	1,031,661
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	2,557,184	2,508,962
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	517,228
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	213,791
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	510,585
5.500%, due 10/15/33	1,000,000	1,028,515
		13,570,929
Vermont — 0.4%
City of Burlington VT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/26	605,000	609,915

	Principal Amount	Value
Municipal Bonds (continued)
Vermont (continued)
University of Vermont and State Agricultural College, Revenue Bonds
5.000%, due 10/1/40	$1,500,000	$1,503,616
		2,113,531
Virginia — 1.9%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,263,420
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,010,072
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	1,739,098
James City County Economic Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 2/1/26(a)(b)	1,000,000	1,001,962
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	156,641
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,035,930
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	865,539
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,373,707
		10,446,369
Washington — 2.3%
County of King WA Sewer Revenue, Revenue Bonds
Series A
4.420%, (Municipal Swap Index + 0.23%), due 1/1/40(b)	3,000,000	2,931,893
Series B
5.000%, due 7/1/36	1,000,000	1,020,253
Energy Northwest, Revenue Bonds
Series A
5.000%, due 7/1/36	1,000,000	1,043,742
5.000%, due 7/1/38	1,000,000	1,009,760
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,153,692
Port of Seattle WA, Revenue Bonds
Series A
5.000%, due 4/1/32	1,000,000	1,005,058
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	244,295
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	532,186
State of Washington, General Obligation Bonds
Series 2020A
5.000%, due 8/1/42	845,000	860,717

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Series D
5.000%, due 2/1/35	$600,000	$599,916
Series R
5.000%, due 7/1/41	1,420,000	1,474,263
		12,875,775
West Virginia — 0.7%
State of West Virginia, General Obligation Bonds
Series A
5.000%, due 12/1/35	585,000	614,358
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,399,125
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,236,893
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	866,121
		4,116,497
Wisconsin — 1.4%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	453,426
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	895,491
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/24	35,000	34,494
4.000%, due 10/1/30	265,000	242,812
4.000%, due 10/1/31	390,000	353,555
4.000%, due 10/1/32	390,000	349,963
4.000%, due 10/1/33	420,000	372,922
4.000%, due 10/1/34	390,000	341,577
5.000%, due 3/1/41	1,000,000	971,570
5.000%, due 3/1/46	3,000,000	2,843,562
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Insured: AGM
5.000%, due 2/15/33	425,000	437,386
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B Insured: HUD SECT 8
0.500%, due 11/1/50(a)(b)	235,000	223,673
		7,520,431
Wyoming — 0.6%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,140,540
Total Municipal Bonds (Cost $550,971,258)		529,516,332

	Shares	Value
Short-Term Investment — 6.0%
Money Market Fund — 6.0%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.85%(e)
(Cost $33,050,554)	33,057,166	$33,050,554
Total Investments — 101.9% (Cost $584,021,812)		562,566,886
Other Assets and Liabilities, Net — (1.9)%		(10,254,583)
Net Assets — 100%		$552,312,303

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Less than 0.05%.

(e)Reflects the 7-day yield at October 31, 2023.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
HUD SECT 8	- Housing and Urban Development Section 8
LIBOR	- London Interbank Offered Rate
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$529,516,332	$—	$529,516,332
Short-Term Investment:
Money Market Fund	33,050,554	—	—	33,050,554
Total Investments in Securities	$33,050,554	$529,516,332	$—	$562,566,886

(f)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 95.4%
California — 84.4%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	$1,000,000	$1,086,290
Cabrillo Community College District, General Obligation Bonds
Series A
4.000%, due 8/1/32	500,000	503,248
California Community Choice Financing Authority, Revenue Bonds
4.000%, due 10/1/52(a)(b)	1,000,000	965,633
5.500%, due 10/1/54(a)(b)	750,000	772,511
Series B-1
4.000%, due 2/1/52(a)(b)	2,000,000	1,852,118
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	380,196
California Community Housing Agency, Revenue Bonds
Series A
5.000%, due 4/1/49	250,000	194,125
California Educational Facilities Authority, Revenue Bonds
4.250%, due 11/1/48	500,000	422,113
California Municipal Finance Authority, Revenue Bonds
4.000%, due 7/15/29	500,000	467,400
Series A
4.125%, due 10/1/41(a)(b)	1,000,000	987,948
4.375%, due 9/1/53(a)(b)	500,000	473,698
5.250%, due 8/15/53	500,000	496,871
California Pollution Control Financing Authority, Revenue Bonds
3.700%, due 8/1/40(a)(b)	1,500,000	1,449,340
California Public Finance Authority, Revenue Bonds
Series A
4.000%, due 7/15/36	500,000	480,726
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	219,593
Series B Insured: AGM
5.000%, due 6/1/32	200,000	219,593
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	561,006
City of Victorville CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,022,266
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	784,696
East Bay Municipal Utility District Water System Revenue, Revenue Bonds
Series A
4.000%, due 6/1/33	1,000,000	1,001,069
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
0.000%, due 1/15/31	1,500,000	1,621,877
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	693,626

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Kern County Water Agency Improvement District No 4, Revenue Bonds
Series A Insured: AGM
5.000%, due 5/1/28	$500,000	$516,022
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.000%, due 6/1/32	500,000	513,128
Modesto Irrigation District, Revenue Bonds
Series A
5.000%, due 10/1/40	1,000,000	1,009,240
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.000%, due 3/1/29	1,000,000	1,023,514
Series A Insured: BAM
4.000%, due 3/1/34	500,000	468,496
Orange County Sanitation District, Revenue Bonds
Series A
5.000%, due 2/1/30	500,000	504,996
Ravenswood City School District, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/45	1,000,000	1,032,035
River Islands Public Financing Authority, Special Tax
Series A-1 Insured: AGM
5.000%, due 9/1/30	350,000	374,691
5.000%, due 9/1/42	500,000	512,216
Romoland School District, Special Tax
5.000%, due 9/1/46	370,000	339,273
Sacramento City Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/30	655,000	707,317
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/33	1,000,000	1,026,371
5.250%, due 7/1/36	500,000	516,359
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.500%, due 5/1/28	1,000,000	1,000,509
San Jose Evergreen Community College District, General Obligation Bonds
Series B
4.000%, due 9/1/31	955,000	967,951
San Juan Unified School District, General Obligation Bonds
Series N
4.000%, due 8/1/31	1,000,000	999,553
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	457,924
		28,625,538
Guam — 8.4%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,004,550
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	582,429

See notes to financial statements.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF (continued)

October 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Guam (continued)
Series F
5.000%, due 1/1/30	$1,250,000	$1,258,738
		2,845,717
Puerto Rico — 2.6%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	211,160
5.625%, due 7/1/29	500,000	510,885
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a)(b)	106,795	34,175
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,115
		876,335
Total Municipal Bonds (Cost $33,269,155)		32,347,590

	Shares	Value
Short-Term Investment — 7.0%
Money Market Fund — 7.0%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.85%(c)
(Cost $2,360,391)	2,360,842	$2,360,391
Total Investments — 102.4% (Cost $35,629,546)		34,707,981
Other Assets and Liabilities, Net — (2.4)%		(808,023)
Net Assets — 100%		$33,899,958

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2023.

(c)Reflects the 7-day yield at October 31, 2023.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$32,347,590	$—	$32,347,590
Short-Term Investment:
Money Market Fund	2,360,391	—	—	2,360,391
Total Investments in Securities	$2,360,391	$32,347,590	$—	$34,707,981

(d)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2023, the fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ CBRE Real Assets ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communications — 4.7%
American Tower Corp.	117	$20,848
Cellnex Telecom SA	940	27,542
Crown Castle, Inc.	1,294	120,316
Infrastrutture Wireless Italiane SpA	963	10,505
NETLINK NBN TRUST	37,088	22,468
Total Communications		201,679

Datacenters — 3.4%
Digital Realty Trust, Inc.	179	22,260
Equinix, Inc.	173	126,228
Total Datacenters		148,488

Diversified — 4.0%
Activia Properties, Inc.	5	13,487
CK Asset Holdings Ltd	8,876	44,354
Japan Metropolitan Fund Investment Corporation	56	36,053
Land Securities Group PLC	5,013	34,612
Orix JREIT, Inc.	20	22,952
Stockland	8,848	19,832
Total Diversified		171,289

Healthcare — 5.6%
Alexandria Real Estate Equities, Inc.	660	61,466
Chartewll Retirement Residences	2,279	16,679
Welltower, Inc.	1,935	161,785
Total Healthcare		239,930

Hotels — 3.2%
Host Hotels & Resorts, Inc.	2,439	37,756
Invincible Investment Corp	32	12,276
Japan Hotel REIT Investment Co	32	14,516
Park Hotels & Resorts, Inc.	1,674	19,301
RLJ Lodging Trust	1,228	11,543
Ryman Hospitality Properties	347	29,703
Sunstone Hotel Investors, Inc.	1,585	14,741
Total Hotels		139,836

Industrial — 5.2%
CapitaLand Ascendas REIT	20,816	39,503
Frasers Logistics & Industrial Trust	31,976	24,273
Goodman Group	2,424	31,831
LaSalle Logiport REIT	16	15,657
Londonmetric Property PLC	4,152	8,333
Montea NV	204	14,382
Rexford Industrial Realty, Inc	1,440	62,266
Tritax Big Box REIT PLC	15,946	26,470
Total Industrial		222,716

Malls — 5.5%
Klepierre SA	1,642	39,745
Macerich Co/The	2,111	20,519
Scentre Group	27,325	42,041
Simon Property Group, Inc.	1,073	117,912
Tanger, Inc.	741	16,710
Total Malls		236,927

	Shares	Value
Common Stocks (continued)
Midstream/Pipelines — 7.1%
Enbridge, Inc.	2,675	$85,631
Enlink Midstream LLC*	2,268	27,874
Kinder Morgan, Inc.	1,273	20,623
ONEOK, Inc.	478	31,166
Pembina Pipeline Corp.	771	23,703
Plains GP Holdings LP, Class A*	2,162	33,900
Targa Resources Corp.	989	82,690
Total Midstream/Pipelines		305,587

Net Lease — 1.4%
Broadstone Net Lease, Inc.	1,515	21,437
Four Corners Property Trust, Inc.	664	14,143
Spirit Realty Capital, Inc.	661	23,789
Total Net Lease		59,370

Office Buildings — 3.1%
Daiwa Office Investment Corp.	5	21,823
KDX Realty Investment Corp.	28	29,138
Keppel REIT	25,800	14,971
Kilroy Realty Corp.	839	23,979
PSP Swiss Property AG	356	43,696
Total Office Buildings		133,606

Residential — 7.1%
Apartment Income REIT Corp.	1,400	40,894
AvalonBay Communities, Inc.	238	39,446
Essex Property Trust, Inc.	303	64,818
Grainger PLC	6,894	19,023
Invitation Homes, Inc.	4,413	131,022
Tricon Residential, Inc.	1,715	11,370
Total Residential		306,573

Shopping Centers — 5.7%
Acadia Realty Trust	805	11,528
Aeon REIT	13	12,361
Brixmor Property Group Inc	2,590	53,846
Eurocommercial Properties NV	1,008	21,565
Kite Realty Group Trust	1,064	22,684
Link Reit	14,569	66,844
Mercialys SA	1,021	8,677
RioCan Real Estate Investment Trust	1,043	12,660
Shaftesbury Capital PLC	11,020	13,907
SITE Centers Corp	1,763	20,557
Total Shopping Centers		244,628

Storage — 6.5%
Big Yellow Group PLC	765	8,865
CubeSmart	1,449	49,396
Public Storage	869	207,439
Safestore Holdings PLC	1,590	13,187
Total Storage		278,888

See notes to financial statements.

Schedule of Investments — IQ CBRE Real Assets ETF (continued)

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Transportation — 12.8%
AENA SME SA	152	$21,971
Atlas Arteria	22,693	76,295
Canadian National Railway Co.	293	30,968
China Merchants Port Holdings Co. Ltd.	18,326	23,304
CSX Corp.	4,462	133,191
Eiffage SA	389	35,238
Ferrovial SE	679	20,412
Flughafen Zürich AG	162	30,120
Getlink SE	688	11,079
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,588	65,098
Jiangsu Expressway Co., Ltd., Class H	24,777	22,546
Transurban Group	3,523	26,366
West Japan Railway Co.	1,404	53,269
Total Transportation		549,855

Utilities — 24.7%
AES Corp. (The)	3,861	57,529
ALLETE, Inc.	300	16,062
Alliant Energy Corp.	709	34,592
Atmos Energy Corp.	387	41,664
China Gas Holdings Ltd.	18,648	16,754
China Resources Gas Group Ltd.	4,088	12,095
Chubu Electric Power Co., Inc.	1,992	23,972
CLP Holdings Ltd.	5,972	43,695
CMS Energy Corp	1,426	77,489
DTE Energy Co.	589	56,768
Edison International	173	10,909

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Emera, Inc.	520	$17,013
Engie SA	1,666	26,422
Essential Utilities, Inc.	902	30,181
Eversource Energy	1,230	66,162
Kansai Electric Power Co., Inc. (The)	1,840	23,406
National Grid PLC	6,556	77,851
Nextera Energy, Inc.	2,161	125,986
NiSource, Inc.	1,197	30,117
PPL Corp.	3,810	93,612
Severn Trent PLC	849	27,363
WEC Energy Group, Inc.	1,519	123,631
Xcel Energy, Inc.	531	31,472
Total Utilities		1,064,745

Total Common Stocks (Cost $4,908,126)		4,304,118
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
BlackRock Liquidity FedFund, 5.24%(a)
(Cost $19,666)	19,666	$19,666
Total Investments — 100.4% (Cost $4,927,792)		4,323,784
Other Assets and Liabilities, Net — (0.4)%		(16,478)
Net Assets — 100%		$4,307,306

*Non-income producing securities.

(a)Reflects the 7-day yield at October 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$4,304,118	$—	$—	$4,304,118
Short-Term Investment:
Money Market Fund	19,666	—	—	19,666
Total Investments in Securities	$4,323,784	$—	$—	$4,323,784

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Winslow Large Cap Growth ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Communication Services — 13.1%
Alphabet, Inc., Class A*	5,437	$674,623
Alphabet, Inc., Class C*	4,865	609,584
Meta Platforms, Inc., Class A*	3,160	952,013
Netflix, Inc.*	914	376,285
Total Communication Services		2,612,505
Consumer Discretionary — 17.3%
Amazon.com, Inc.*	11,771	1,566,602
Chipotle Mexican Grill, Inc.*	242	470,012
Hilton Worldwide Holdings, Inc.	1,451	219,870
Lululemon Athletica, Inc.*	780	306,915
McDonald’s Corp.	1,041	272,919
O’Reilly Automotive, Inc.*	360	334,959
Tesla, Inc.*	1,350	271,134
Total Consumer Discretionary		3,442,411
Consumer Staples — 1.1%
Costco Wholesale Corp.	417	230,367
Financials — 6.5%
Mastercard, Inc., Class A	1,330	500,546
Moody’s Corp.	703	216,524
MSCI, Inc.	447	210,783
Visa, Inc., Class A(a)	1,525	358,527
Total Financials		1,286,380
Health Care — 10.8%
Boston Scientific Corp.*	4,330	221,653
Dexcom, Inc.*	2,300	204,309
Eli Lilly & Co.	712	394,398
IDEXX Laboratories, Inc.*	637	254,462
Intuitive Surgical, Inc.*	1,492	391,232
UnitedHealth Group, Inc.	539	288,667
Vertex Pharmaceuticals, Inc.*	1,083	392,165
Total Health Care		2,146,886
Industrials — 3.6%
Parker-Hannifin Corp.	780	287,750
Uber Technologies, Inc.*	9,812	424,663
Total Industrials		712,413
Information Technology — 45.6%
Analog Devices, Inc.	1,035	162,837
Apple, Inc.	7,216	1,232,276
ASML Holding NV	641	383,837
Atlassian Corp., Class A*	1,454	262,651
Broadcom, Inc.	585	492,201
Gartner, Inc.*	750	249,030
Lam Research Corp.	734	431,754
Microsoft Corp.	7,382	2,495,928
Monolithic Power Systems, Inc.	455	200,992
NVIDIA Corp.	2,269	925,298
Salesforce, Inc.*	2,170	435,801
ServiceNow, Inc.*	1,319	767,460
Snowflake, Inc., Class A*	1,480	214,792
Synopsys, Inc.*	752	353,019
Workday, Inc., Class A*	2,226	471,267
Total Information Technology		9,079,143
Materials — 1.7%
Linde PLC	895	342,033
Total Common Stocks (Cost $16,825,333)		19,852,138

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.31%(b)
(Cost $79,541)	79,541	$79,541
Total Investments — 100.1% (Cost $16,904,874)		19,931,679
Other Assets and Liabilities, Net — (0.1)%		(20,423)
Net Assets — 100%		$19,911,256

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $351,239; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $355,191.

(b)Reflects the 7-day yield at October 31, 2023.

See notes to financial statements.

Schedule of Investments — IQ Winslow Large Cap Growth ETF (continued)

October 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$19,852,138	$—	$—	$19,852,138
Short-Term Investment:
Money Market Fund	79,541	—	—	79,541
Total Investments in Securities	$19,931,679	$—	$—	$19,931,679

(c)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Winslow Focused Large Cap Growth ETF

October 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 12.4%
Alphabet, Inc., Class C*	2,650	$332,045
Meta Platforms, Inc., Class A*	725	218,421
Netflix, Inc.*	622	256,071
Total Communication Services		806,537
Consumer Discretionary — 14.6%
Amazon.com, Inc.*	2,954	393,148
Chipotle Mexican Grill, Inc.*	143	277,735
Hilton Worldwide Holdings, Inc.	1,848	280,027
Total Consumer Discretionary		950,910
Consumer Staples — 2.9%
Costco Wholesale Corp.	343	189,487
Financials — 7.8%
Mastercard, Inc., Class A	792	298,069
Moody’s Corp.	682	210,056
Total Financials		508,125
Health Care — 12.8%
Intuitive Surgical, Inc.*	890	233,376
UnitedHealth Group, Inc.	539	288,667
Vertex Pharmaceuticals, Inc.*	860	311,414
Total Health Care		833,457
Industrials — 4.4%
Parker-Hannifin Corp.	771	284,430

	Shares	Value
Common Stocks (continued)
Information Technology — 40.5%
Analog Devices, Inc.	1,306	$205,473
Apple, Inc.	1,954	333,685
ASML Holding NV	541	323,956
Broadcom, Inc.	233	196,039
Microsoft Corp.	2,084	704,621
NVIDIA Corp.	734	299,325
ServiceNow, Inc.*	576	335,146
Synopsys, Inc.*	513	240,823
Total Information Technology		2,639,068
Materials — 4.6%
Linde PLC	789	301,524
Total Common Stocks (Cost $5,481,794)		6,513,538
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.31%(a)
(Cost $29,350)	29,350	29,350
Total Investments — 100.5% (Cost $5,511,144)		6,542,888
Other Assets and Liabilities, Net — (0.5)%		(34,523)
Net Assets — 100%		$6,508,365

*Non-income producing securities.

(a)Reflects the 7-day yield at October 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$6,513,538	$—	$—	$6,513,538
Short-Term Investment:
Money Market Fund	29,350	—	—	29,350
Total Investments in Securities	$6,542,888	$—	$—	$6,542,888

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2023 (unaudited)

	IQ Ultra Short Duration ETF	IQ MacKay ESG Core Plus Bond ETF	IQ MacKay Multi-Sector Income ETF	IQ MacKay ESG High Income ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$16,676,139	$229,228,741	$22,352,304	$80,944,054
Cash	—	30,065	—	—
Foreign currency(b)	—	—	29	—
Deposits at broker for futures contracts	42,950	1,003,783	17,500	—
Dividend and interest receivable	118,084	1,599,188	183,179	1,363,495
Receivable for investments sold	—	658,796	141,349	816,444
Securities lending income receivable	—	2,133	907	—
Due from advisor	7,544	—	3,703	—
Variation margin receivable	3,313	3,189	—	—
Total assets	16,848,030	232,525,895	22,698,971	83,123,993

Liabilities
Advisory fees payable	—	59,092	—	19,956
Trustee fees payable	282	846	135	448
Compliance fees payable	22	14	18	7
Payable for investments purchased	—	3,424,520	49,517	561,380
Variation margin payable	—	—	297	—
Collateral for investments on loan	—	258,100	206,320	—
Accrued expenses and other liabilities	145,816	119,254	59,790	64,249
Total liabilities	146,120	3,861,826	316,077	646,040
Net Assets	$16,701,910	$228,664,069	$22,382,894	$82,477,953

Composition of Net Assets
Paid-in capital	$21,716,717	$259,849,306	$25,062,500	$84,065,147
Total distributable earnings/(accumulated loss)	(5,014,807)	(31,185,237)	(2,679,606)	(1,587,194)
Net Assets	$16,701,910	$228,664,069	$22,382,894	$82,477,953

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	350,000	11,700,000	1,000,000	3,300,000
Net Asset Value Per Share	$47.72	$19.54	$22.38	$24.99
Investments, at cost	$16,909,705	$244,601,316	$23,705,407	$83,289,826
(a)Market value of securities on loan	$—	$365,765	$206,754	$—
(b)Cost of foreign currency	$—	$—	$27	$—

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2023 (unaudited)

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ MacKay California Municipal Intermediate ETF
Assets
Investments in securities, at value	$395,302,751	$562,566,886	$34,707,981
Cash	26,686	22,106	—
Interest receivable	4,974,373	6,597,360	371,716
Receivable for capital shares transactions	1,120,663	2,326,230	—
Receivable for investments sold	795,768	3,027,592	511,786
Due from advisor	—	—	196
Total assets	402,220,241	574,540,174	35,591,679

Liabilities
Payable for investments purchased	10,963,289	21,964,296	1,613,383
Advisory fees payable	77,779	101,923	—
Trustee fees payable	1,541	1,797	1,477
Compliance fees payable	29	—	35
Accrued expenses and other liabilities	184,990	159,855	76,826
Total liabilities	11,227,628	22,227,871	1,691,721
Net Assets	$390,992,613	$552,312,303	$33,899,958

Composition of Net Assets
Paid-in capital	$472,782,761	$594,949,377	$42,382,137
Total distributable earnings/(accumulated loss)	(81,790,148)	(42,637,074)	(8,482,179)
Net Assets	$390,992,613	$552,312,303	$33,899,958

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	17,450,000	23,750,000	1,650,000
Net Asset Value Per Share	$22.41	$23.26	$20.55
Investments, at cost	$418,018,029	$584,021,812	$35,629,546

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2023 (unaudited)

	IQ CBRE Real Assets ETF	IQ Winslow Large Cap Growth ETF	IQ Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$4,323,784	$19,931,679	$6,542,888
Foreign currency(b)	1,328	—	—
Dividend receivable	7,977	2,515	1,801
Receivable for investments sold	—	237,940	208,049
Securities lending income receivable	—	34	—
Due from advisor	3,017	—	—
Total assets	4,336,106	20,172,168	6,752,738

Liabilities
Advisory fees payable	—	6,798	1,565
Trustee fees payable	33	110	42
Compliance fees payable	—	4	5
Payable for investments purchased	—	214,647	203,335
Accrued expenses and other liabilities	28,767	39,353	39,426
Total liabilities	28,800	260,912	244,373
Net Assets	$4,307,306	$19,911,256	$6,508,365

Composition of Net Assets
Paid-in capital	$4,980,108	$17,192,850	$5,405,330
Total distributable earnings/(accumulated loss)	(672,802)	2,718,406	1,103,035
Net Assets	$4,307,306	$19,911,256	$6,508,365

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	200,000	650,000	210,000
Net Asset Value Per Share	$21.54	$30.63	$30.99
Investments, at cost	$4,927,792	$16,904,874	$5,511,144
(a)Market value of securities on loan	$—	$351,239	$—
(b)Cost of foreign currency	$1,318	$—	$—

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2023 (unaudited)

	IQ Ultra Short Duration ETF	IQ MacKay ESG Core Plus Bond ETF	IQ MacKay Multi-Sector Income ETF	IQ MacKay ESG High Income ETF
Investment Income
Interest income	$582,381	$6,294,168	$579,472	$3,223,540
Dividend income	21,069	52,353	17,454	43,922
Securities lending income, net of borrower rebates	—	25,698	2,927	—
Total investment income	603,450	6,372,219	599,853	3,267,462

Expenses
Custodian fees	47,511	24,005	35,980	10,433
Advisory fees (See Note 3)	31,717	465,029	47,236	156,203
Audit and tax fees	13,279	14,198	7,016	10,212
Administrative and accounting fees	6,888	27,044	1,787	9,159
Listing fees	4,426	5,115	4,691	4,477
Shareholder reporting fees	1,836	4,536	779	779
Legal fees	1,249	13,870	1,212	4,213
Intraday pricing fees	1,232	779	900	900
Trustee fees	759	10,713	1,046	3,523
Registration fees	156	156	156	1,776
Compliance fees	10	333	34	85
Miscellaneous	277	1,555	42	99
Total expenses	109,340	567,333	100,879	201,859
Waivers (See Note 3)	(77,623)	(102,303)	(53,644)	(45,657)
Net expenses	31,717	465,030	47,235	156,202
Net investment income	571,733	5,907,189	552,618	3,111,260

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(1,123,263)	(2,583,229)	(439,221)	(65,576)
Futures contracts	186,922	(2,491,964)	(305,684)	—
Net realized loss	(936,341)	(5,075,193)	(744,905)	(65,576)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	526,779	(12,175,596)	(1,009,497)	(3,001,800)
Futures contracts	421,951	(2,962,566)	(170,153)	—
Foreign currency translations	—	—	(1)	—
Net change in net unrealized appreciation (depreciation)	948,730	(15,138,162)	(1,179,651)	(3,001,800)
Net realized and unrealized gain (loss)	12,389	(20,213,355)	(1,924,556)	(3,067,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	$584,122	$(14,306,166)	$(1,371,938)	$43,884

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2023 (unaudited)

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ MacKay California Municipal Intermediate ETF
Investment Income
Interest income	$7,896,947	$8,085,326	$646,603
Dividend income	130,128	186,588	53,465
Total investment income	8,027,075	8,271,914	700,068

Expenses
Advisory fees (See Note 3)	800,568	926,339	87,435
Custodian fees	28,175	26,505	33,162
Legal fees	21,423	26,016	4,767
Trustee fees	17,219	20,823	373
Audit and Tax fees	15,916	15,903	14,198
Shareholder reporting fees	12,157	15,830	272
Listing fees	4,354	4,423	4,680
Registration fees	1,791	1,101	156
Intraday pricing fees	1,232	1,232	1,739
Compliance fees	508	581	63
Miscellaneous	44,357	35,090	574
Total expenses	947,700	1,073,843	147,419
Waivers (See Note 3)	(347,277)	(379,091)	(79,414)
Net expenses	600,423	694,752	68,005
Net investment income	7,426,652	7,577,162	632,063

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(4,561,054)	(1,978,643)	(247,391)
Net realized loss	(4,561,054)	(1,978,643)	(247,391)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(27,267,967)	(21,030,510)	(1,490,650)
Net change in net unrealized depreciation	(27,267,967)	(21,030,510)	(1,490,650)
Net realized and unrealized gain (loss)	(31,829,021)	(23,009,153)	(1,738,041)
Net Decrease in Net Assets Resulting from Operations	$(24,402,369)	$(15,431,991)	$(1,105,978)

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2023 (unaudited)

	IQ CBRE Real Assets ETF(a)	IQ Winslow Large Cap Growth ETF	IQ Winslow Focused Large Cap Growth ETF
Investment Income
Dividend income*	$96,857	$49,387	$21,036
Securities lending income, net of borrower rebates	—	189	13
Total investment income	96,857	49,576	21,049

Expenses
Advisory fees (See Note 3)	14,737	76,655	24,967
Audit and tax fees	8,028	9,064	9,064
Custodian fees	7,229	5,557	675
Administrative and accounting fees	7,088	4,561	4,681
Listing fees	4,319	5,804	5,890
Intraday pricing fees	955	900	900
Shareholder reporting fees	922	622	467
Legal fees	281	1,397	384
Registration fees	257	156	156
Trustee fees	222	991	303
Compliance fees	6	27	9
Miscellaneous	32	28	34
Total expenses	44,076	105,762	47,530
Waivers (See Note 3)	(29,345)	(44,438)	(25,891)
Net expenses	14,731	61,324	21,639
Net investment income (loss)	82,126	(11,748)	(590)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(89,666)	292,251	75,492
Foreign currency transactions	(94)	—	—
Net realized gain (loss)	(89,760)	292,251	75,492
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(604,008)	978,376	251,789
Foreign currency translations	(72)	—	—
Net change in net unrealized appreciation (depreciation)	(604,080)	978,376	251,789
Net realized and unrealized gain (loss)	(693,840)	1,270,627	327,281
Net Increase (Decrease) in Net Assets Resulting from Operations	$(611,714)	$1,258,879	$326,691

*Net of foreign taxes withheld of:	$5,291	$356	$280

(a)Commencement of operations was May 10, 2023.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Ultra Short Duration ETF		IQ MacKay ESG Core Plus Bond ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$571,733	$2,513,265	$5,907,189	$8,630,186
Net realized loss	(936,341)	(2,676,958)	(5,075,193)	(8,717,728)
Net change in net unrealized appreciation (depreciation)	948,730	1,370,394	(15,138,162)	3,089,355
Net increase (decrease) in net assets resulting from operations	584,122	1,206,701	(14,306,166)	3,001,813

Distributions to Shareholders	(696,134)	(2,553,326)	(5,790,808)	(7,861,346)

Capital Share Transactions
Proceeds from shares created	—	21,542,870	8,248,213	126,904,335
Cost of shares redeemed	(38,040,531)	(90,158,550)	(2,029,890)	(28,126,612)
Net increase (decrease) from capital share transactions	(38,040,531)	(68,615,680)	6,218,323	98,777,723
Total increase (decrease) in net assets	(38,152,543)	(69,962,305)	(13,878,651)	93,918,190

Net Assets
Beginning of period	54,854,453	124,816,758	242,542,720	148,624,530
End of period	$16,701,910	$54,854,453	$228,664,069	$242,542,720

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,000	2,600,000	11,400,000	6,650,000
Shares created	—	450,000	400,000	6,050,000
Shares redeemed	(800,000)	(1,900,000)	(100,000)	(1,300,000)
Shares outstanding, end of period	350,000	1,150,000	11,700,000	11,400,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay Multi-Sector Income ETF		IQ MacKay ESG High Income ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Period July 26, 2022* to April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Period October 25, 2022* to April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$552,618	$895,877	$3,111,260	$988,067
Net realized gain (loss)	(744,905)	(672,821)	(65,576)	55,145
Net change in net unrealized appreciation (depreciation)	(1,179,651)	(204,094)	(3,001,800)	656,028
Net increase (decrease) in net assets resulting from operations	(1,371,938)	18,962	43,884	1,699,240

Distributions to Shareholders	(577,160)	(749,470)	(2,553,468)	(776,850)

Capital Share Transactions
Proceeds from shares created	—	25,062,500	59,002,647	25,062,500
Net increase from capital share transactions	—	25,062,500	59,002,647	25,062,500
Total increase (decrease) in net assets	(1,949,098)	24,331,992	56,493,063	25,984,890

Net Assets
Beginning of period	24,331,992	—	25,984,890	—
End of period	$22,382,894	$24,331,992	$82,477,953	$25,984,890

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,000,000	—	1,000,000	—
Shares created	—	1,000,000	2,300,000	1,000,000
Shares outstanding, end of period	1,000,000	1,000,000	3,300,000	1,000,000

*Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,426,652	$10,827,190	$7,577,162	$8,470,888
Net realized loss	(4,561,054)	(40,188,098)	(1,978,643)	(13,781,637)
Net change in net unrealized appreciation (depreciation)	(27,267,967)	33,918,459	(21,030,510)	14,934,444
Net increase (decrease) in net assets resulting from operations	(24,402,369)	4,557,551	(15,431,991)	9,623,695

Distributions to Shareholders	(7,595,282)	(11,533,483)	(8,078,697)	(8,923,426)

Capital Share Transactions
Proceeds from shares created	84,645,870	305,144,317	166,050,505	254,910,174
Cost of shares redeemed	(24,731,701)	(300,120,575)	(4,729,393)	(71,092,939)
Net increase from capital share transactions	59,914,169	5,023,742	161,321,112	183,817,235
Total increase (decrease) in net assets	27,916,518	(1,952,190)	137,810,424	184,517,504

Net Assets
Beginning of period	363,076,095	365,028,285	414,501,879	229,984,375
End of period	$390,992,613	$363,076,095	$552,312,303	$414,501,879

Changes in Shares Outstanding
Shares outstanding, beginning of period	14,950,000	14,800,000	16,950,000	9,400,000
Shares created	3,550,000	12,600,000	7,000,000	10,500,000
Shares redeemed	(1,050,000)	(12,450,000)	(200,000)	(2,950,000)
Shares outstanding, end of period	17,450,000	14,950,000	23,750,000	16,950,000

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay California Municipal Intermediate ETF		IQ CBRE Real Assets ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Year Ended April 30, 2023	For the Period May 10, 2023* to October 31, 2023 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$632,063	$1,331,432	$82,126
Net realized loss	(247,391)	(4,280,150)	(89,760)
Net change in net unrealized appreciation (depreciation)	(1,490,650)	4,145,771	(604,080)
Net increase (decrease) in net assets resulting from operations	(1,105,978)	1,197,053	(611,714)

Distributions to Shareholders	(726,421)	(1,397,430)	(61,088)

Capital Share Transactions
Proceeds from shares created	6,340,868	9,656,543	4,980,108
Cost of shares redeemed	(21,431,065)	(2,199,209)	—
Net increase (decrease) from capital share transactions	(15,090,197)	7,457,334	4,980,108
Total increase (decrease) in net assets	(16,922,596)	7,256,957	4,307,306

Net Assets
Beginning of period	50,822,554	43,565,597	—
End of period	$33,899,958	$50,822,554	$4,307,306

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,350,000	2,000,000	—
Shares created	300,000	450,000	200,000
Shares redeemed	(1,000,000)	(100,000)	—
Shares outstanding, end of period	1,650,000	2,350,000	200,000

*Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Winslow Large Cap Growth ETF		IQ Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2023 (unaudited)	For the Period June 23, 2022* to April 30, 2023	For the Six Months Ended October 31, 2023 (unaudited)	For the Period June 23, 2022* to April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(11,748)	$9,192	$(590)	$4,504
Net realized gain (loss)	292,251	(291,902)	75,492	118,261
Net change in net unrealized appreciation (depreciation)	978,376	2,048,429	251,789	779,955
Net increase (decrease) in net assets resulting from operations	1,258,879	1,765,719	326,691	902,720

Distributions to Shareholders	—	(6,429)	—	(3,182)

Capital Share Transactions
Proceeds from shares created	—	21,631,282	—	7,638,040
Cost of shares redeemed	—	(4,738,195)	—	(2,355,904)
Net increase from capital share transactions	—	16,893,087	—	5,282,136
Total increase in net assets	1,258,879	18,652,377	326,691	6,181,674

Net Assets
Beginning of period	18,652,377	—	6,181,674	—
End of period	$19,911,256	$18,652,377	$6,508,365	$6,181,674

Changes in Shares Outstanding
Shares outstanding, beginning of period	650,000	—	210,000	—
Shares created	—	830,000	—	300,000
Shares redeemed	—	(180,000)	—	(90,000)
Shares outstanding, end of period	650,000	650,000	210,000	210,000

*Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ Ultra Short Duration ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,			For the Period July 31, 2019(a) to April 30, 2020
			2023	2022	2021
Net asset value, beginning of period	$47.70		$48.01	$49.60	$48.91	$50.01

Income from Investment Operations
Net investment income(b)	1.05		1.40	0.49	0.51	0.74
Net realized and unrealized gain (loss)	0.08		(0.22)	(0.96)	0.97	(1.07)
Net increase (decrease) in net assets resulting from investment operations	1.13		1.18	(0.47)	1.48	(0.33)

Distributions from:
Net investment income	(1.11)		(1.49)	(0.51)	(0.56)	(0.75)
Net realized gain	—		—	(0.61)	(0.23)	(0.02)
Total distributions from net investment income and realized gains	(1.11)		(1.49)	(1.12)	(0.79)	(0.77)
Net asset value, end of period	$47.72		$47.70	$48.01	$49.60	$48.91
Market price, end of period	$47.72		$47.68	$47.94	$49.60	$48.99

Total Return
Total investment return based on net asset value(c)	2.40%		2.53%	(0.97)%	3.08%	(0.68)%
Total investment return based on market price(d)	2.44%		2.63%	(1.10)%	2.88%	(0.52	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,702		$54,854	$124,817	$252,978	$149,182
Ratio to average net assets of:
Expenses net of waivers	0.24	%(f)	0.24%	0.24%	0.24%	0.24	%(f)
Expenses excluding waivers	0.83	%(f)	0.46%	0.35%	0.33%	0.49	%(f)
Net investment income	4.33	%(f)	2.93%	1.00%	1.03%	2.00	%(f)
Portfolio turnover rate(g)	199%		340%	132%	185%	292%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay ESG Core Plus Bond ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023	For the Period June 29, 2021(a) to April 30, 2022
Net asset value, beginning of period	$21.28		$22.35	$25.00

Income from Investment Operations
Net investment income(b)	0.51		0.86	0.40
Net realized and unrealized gain (loss)	(1.75)		(1.16)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	(1.24)		(0.30)	(2.30)

Distributions from:
Net investment income	(0.50)		(0.77)	(0.32)
Net realized gain	—		—	(0.03)
Total distributions from net investment income and realized gains	(0.50)		(0.77)	(0.35)
Net asset value, end of period	$19.54		$21.28	$22.35
Market price, end of period	$19.57		$21.24	$22.38

Total Return
Total investment return based on net asset value(c)	(5.87)%		(1.31)%	(9.31)%
Total investment return based on market price(d)	(5.60)%		(1.59)%	(9.21	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$228,664		$242,543	$148,625
Ratio to average net assets of:
Expenses net of waivers	0.39	%(f)	0.39%	0.39	%(f)
Expenses excluding waivers	0.48	%(f)	0.50%	0.64	%(f)
Net investment income	4.95	%(f)	4.06%	2.00	%(f)
Portfolio turnover rate(g)	70%		212%	333%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Multi-Sector Income ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Period July 26, 2022(a) to April 30, 2023
Net asset value, beginning of period	$24.33		$25.00

Income from Investment Operations
Net investment income(b)	0.55		0.90
Net realized and unrealized gain (loss)	(1.92)		(0.82)
Net increase (decrease) in net assets resulting from investment operations	(1.37)		0.08

Distributions from:
Net investment income	(0.58)		(0.75)
Net asset value, end of period	$22.38		$24.33
Market price, end of period	$22.41		$24.34

Total Return
Total investment return based on net asset value(c)	(5.74)%		0.42%
Total investment return based on market price(d)	(5.66)%		0.45	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,383		$24,332
Ratio to average net assets of:
Expenses net of waivers	0.40	%(f)	0.40	%(f)
Expenses excluding waivers	0.85	%(f)	0.74	%(f)
Net investment income	4.68	%(f)	4.86	%(f)
Portfolio turnover rate(g)	78%		131%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. For the Period July 26, 2022 to April 30, 2023 certain expenses were not annualized and reflected the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay ESG High Income ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Period October 25, 2022(a) to April 30, 2023
Net asset value, beginning of period	$25.98		$25.00

Income from Investment Operations
Net investment income(b)	1.01		0.99
Net realized and unrealized gain (loss)	(1.12)		0.77
Net increase (decrease) in net assets resulting from investment operations	(0.11)		1.76

Distributions from:
Net investment income	(0.88)		(0.78)
Net asset value, end of period	$24.99		$25.98
Market price, end of period	$25.03		$26.03

Total Return
Total investment return based on net asset value(c)	(0.46)%		7.12%
Total investment return based on market price(d)	(0.50)%		7.29	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,478		$25,985
Ratio to average net assets of:
Expenses net of waivers	0.40	%(f)	0.40	%(f)
Expenses excluding waivers	0.52	%(f)	0.81	%(f)
Net investment income	7.97	%(f)	7.48	%(f)
Portfolio turnover rate(g)	26%		30%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. For the Period October 25, 2022 to April 30, 2023 certain expenses were not annualized and reflected the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.29		$24.66	$27.51	$25.89	$25.61	$24.67

Income from Investment Operations
Net investment income(a)	0.44		0.74	0.36	0.38	0.53	0.72
Net realized and unrealized gain (loss)	(1.87)		(0.32)	(2.71)	1.76	0.50 (b)	0.90
Net increase (decrease) in net assets resulting from investment operations	(1.43)		0.42	(2.35)	2.14	1.03	1.62

Distributions from:
Net investment income	(0.45)		(0.79)	(0.49)	(0.52)	(0.64)	(0.68)
Net realized gain	—		—	(0.01)	—	(0.11)	—
Total distributions from net investment income and realized gains	(0.45)		(0.79)	(0.50)	(0.52)	(0.75)	(0.68)
Net asset value, end of period	$22.41		$24.29	$24.66	$27.51	$25.89	$25.61
Market price, end of period	$22.40		$24.33	$24.65	$27.54	$26.00	$25.64

Total Return
Total investment return based on net asset value(c)	(5.97)%		1.74%	(8.70)%	8.32%	4.05%	6.72%
Total investment return based on market price(d)	(6.17)%		2.00%	(8.85)%	7.97%	4.36%	6.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$390,993		$363,076	$365,028	$444,327	$88,035	$43,539
Ratio to average net assets of:
Expenses net of waivers	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers	0.47	%(e)	0.50%	0.49%	0.51%	0.57%	0.77%
Net investment income	3.71	%(e)	3.08%	1.31%	1.40%	2.01%	2.89%
Portfolio turnover rate(f)	32%		136%	80%	36%	71%	56%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30,
			2023		2022	2021	2020	2019
Net asset value, beginning of period	$24.45		$24.47		$26.82	$25.22	$25.61	$24.67

Income from Investment Operations
Net investment income(a)	0.39		0.63		0.28	0.47	0.53	0.69
Net realized and unrealized gain (loss)	(1.15)		0.00	(b)(c)	(2.16)	1.73	0.16 (b)	0.91
Net increase (decrease) in net assets resulting from investment operations	(0.76)		0.63		(1.88)	2.20	0.69	1.60

Distributions from:
Net investment income	(0.43)		(0.65)		(0.39)	0.58	(0.67)	(0.66)
Net realized gain	—		—		(0.08)	(0.02)	(0.41)	—
Total distributions from net investment income and realized gains	(0.43)		(0.65)		(0.47)	(0.60)	(1.08)	(0.66)
Net asset value, end of period	$23.26		$24.45		$24.47	$26.82	$25.22	$25.61
Market price, end of period	$23.28		$24.49		$24.47	$26.84	$25.22	$25.66

Total Return
Total investment return based on net asset value(d)	(3.20)%		2.66%		(7.13)%	8.80%	2.65%	6.59%
Total investment return based on market price (e)	(3.24)%		2.80%		(7.19)%	8.90%	2.44%	6.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$552,312		$414,502		$229,984	$124,700	$51,708	$43,541
Ratio to average net assets of:
Expenses net of waivers	0.30	%(f)	0.30%		0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers	0.46	%(f)	0.50%		0.51%	0.57%	0.62%	0.71%
Net investment income	3.27	%(f)	2.59%		1.05%	1.78%	2.02%	2.76%
Portfolio turnover rate(g)	17%		64%		74%	43%	77%	72%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay California Municipal Intermediate ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Year Ended April 30, 2023	For the Period December 21, 2021(a) to April 30, 2022
Net asset value, beginning of period	$21.63		$21.78	$25.00

Income from Investment Operations
Net investment income(b)	0.35		0.62	0.13
Net realized and unrealized gain (loss)	(1.04)		(0.12)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	(0.69)		0.50	(3.05)

Distributions from:
Net investment income	(0.39)		(0.65)	(0.17)
Net asset value, end of period	$20.55		$21.63	$21.78
Market price, end of period	$20.55		$21.65	$21.80

Total Return
Total investment return based on net asset value(c)	(3.30)%		2.28%	(12.25)%
Total investment return based on market price(d)	(3.33)%		2.33%	(12.17	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,900		$50,823	$43,566
Ratio to average net assets of:
Expenses net of waivers	0.35	%(f)	0.35%	0.35	%(f)
Expenses excluding waivers	0.76	%(f)	0.69%	0.73	%(f)
Net investment income	3.25	%(f)	2.86%	1.54	%(f)
Portfolio turnover rate(g)	37%		98%	86%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ CBRE Real Assets ETF
	For the Period May 10, 2023(a) to October 31, 2023
Net asset value, beginning of period	$24.90

Income from Investment Operations
Net investment income(b)	0.41
Net realized and unrealized gain (loss)	(3.46)
Net increase (decrease) in net assets resulting from investment operations	(3.05)

Distributions from:
Net investment income	(0.31)
Net asset value, end of period	$21.54
Market price, end of period	$21.61

Total Return
Total investment return based on net asset value(c)	(12.41)%
Total investment return based on market price(d)	(12.11	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,307
Ratio to average net assets of:
Expenses net of waivers	0.65	%(f)
Expenses excluding waivers	1.94	%(f)
Net investment income	3.62	%(f)
Portfolio turnover rate(g)	33%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Winslow Large Cap Growth ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Period June 23, 2022(a) to April 30, 2023
Net asset value, beginning of period	$28.70		$25.00

Income from Investment Operations
Net investment income (loss)(b)	(0.02)		0.02
Net realized and unrealized gain (loss)	1.95		3.69
Net increase (decrease) in net assets resulting from investment operations	1.93		3.71

Distributions from:
Net investment income	—		(0.01)
Net asset value, end of period	$30.63		$28.70
Market price, end of period	$30.63		$28.70

Total Return
Total investment return based on net asset value(c)	6.71%		14.89%
Total investment return based on market price(d)	6.72%		14.85	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,911		$18,652
Ratio to average net assets of:
Expenses net of waivers	0.60	%(f)	0.60	%(f)
Expenses excluding waivers	1.03	%(f)	1.32	%(f)
Net investment income (loss)	(0.11	)%(f)	0.09	%(f)
Portfolio turnover rate(g)	35%		77%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. For the Period June 23, 2022 to April 30, 2023 certain expenses were not annualized and reflected the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2023 (unaudited)		For the Period June 23, 2022(a) to April 30, 2023
Net asset value, beginning of period	$29.44		$24.93

Income from Investment Operations
Net investment income(b)	(0.00	)(c)	0.02
Net realized and unrealized gain (loss)	1.55		4.50
Net increase (decrease) in net assets resulting from investment operations	1.55		4.52

Distributions from:
Net investment income	—		(0.01)
Net asset value, end of period	$30.99		$29.44
Market price, end of period	$30.99		$29.43

Total Return
Total investment return based on net asset value(d)	5.27%		18.12%
Total investment return based on market price(e)	5.30%		18.11	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,508		$6,182
Ratio to average net assets of:
Expenses net of waivers	0.65	%(g)	0.65	%(g)
Expenses excluding waivers	1.43	%(g)	1.98	%(g)
Net investment income (loss)	(0.02	)%(g)	0.09	%(g)
Portfolio turnover rate(h)	35%		29%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Greater than $(0.005) per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. For the Period June 23, 2022 to April 30, 2023 certain expenses were not annualized and reflected the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

October 31, 2023

1. ORGANIZATION

IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of ten operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Funds	Diversification Policy	Commencement of Operations Date
IQ Ultra Short Duration ETF	Diversified	July 31, 2019
IQ MacKay ESG Core Plus Bond ETF	Diversified	June 29, 2021
IQ MacKay Multi-Sector Income ETF	Diversified	July 26, 2022
IQ MacKay ESG High Income ETF	Diversified	October 25, 2022
IQ MacKay Municipal Insured ETF	Diversified	October 18, 2017
IQ MacKay Municipal Intermediate ETF	Diversified	October 18, 2017
IQ MacKay California Municipal Intermediate ETF	Diversified	December 21, 2021
IQ CBRE Real Assets ETF	Diversified	May 10, 2023
IQ Winslow Large Cap Growth ETF	Non-diversified	June 23, 2022
IQ Winslow Focused Large Cap Growth ETF	Non-diversified	June 23, 2022

NYL Investors LLC, is the sub-advisor to the IQ Ultra Short Duration ETF, MacKay Shields LLC (“MacKay”), is the sub-advisor to IQ MacKay ESG Core Plus Bond ETF, IQ MacKay Multi-Sector Income ETF, IQ MacKay ESG High Income ETF, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, and IQ MacKay California Municipal Intermediate ETF, CBRE Investment Management Listed Real Assets LLC is the sub-advisor to IQ CBRE Real Assets ETF, and Winslow Capital Management, LLC is the sub-advisor for IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”).

The Investment objective of each Fund is:

Funds	Investment Objective
IQ Ultra Short Duration ETF	Seeks to provide current income while maintaining limited price volatility.
IQ MacKay ESG Core Plus Bond ETF	Seeks total return, while incorporating the Subadvisor’s ESG investment strategy.
IQ MacKay Multi-Sector Income ETF	Seeks to maximize current income and long-term capital appreciation.
IQ MacKay ESG High Income ETF	Seeks to maximize current income while incorporating the Subadvisor’s ESG investment strategy.
IQ MacKay Municipal Insured ETF	Seeks current income exempt from federal income tax.
IQ MacKay Municipal Intermediate ETF	Seeks current income exempt from federal income tax.
IQ MacKay California Municipal Intermediate ETF	Seeks current income exempt from federal and California income taxes.
IQ CBRE Real Assets ETF	Seeks total return through capital growth and current income.
IQ Winslow Large Cap Growth ETF	Seeks long-term growth of capital.
IQ Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.

Notes to Financial Statements (continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which

Notes to Financial Statements (continued)

October 31, 2023

the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times. Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.

Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee, pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current income as is consistent with liquidity and stability of principal. The IQ MacKay ESG Core Plus Bond ETF and IQ MacKay ESG High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The IQ MacKay Multi-Sector Income ETF sweeps uninvested cash balances into the Dreyfus Government Cash Management Fund, Institutional Class (“Dreyfus Government Cash Management”). The Dreyfus Government Cash Management investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ MacKay California Municipal Intermediate ETF sweeps uninvested cash balances into the Dreyfus Tax Exempt Cash Management, Institutional Class (“Dreyfus Tax Exempt”). The Dreyfus Tax Exempt seeks a high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant

Notes to Financial Statements (continued)

October 31, 2023

decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments on October 31, 2023 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions

Notes to Financial Statements (continued)

October 31, 2023

taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for IQ MacKay ESG Core Plus Bond ETF, IQ MacKay Multi-Sector Income ETF, IQ MacKay ESG High Income ETF, IQ Winslow Large Cap Growth ETF and the IQ Winslow Focused Large Cap Growth ETF. These Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination,

Notes to Financial Statements (continued)

October 31, 2023

all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2023, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ MacKay ESG Core Plus Bond ETF	$258,100	$9,907	$15,521	$94,020	$377,548
IQ MacKay Multi-Sector Income ETF	206,320	562	881	5,333	213,096
IQ Winslow Large Cap Growth ETF	—	2,466	8,122	344,603	355,191

The collateral amount presented is in excess of the securities on loan.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services, as applicable), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses

Notes to Financial Statements (continued)

October 31, 2023

and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Funds	Rate
IQ Ultra Short Duration ETF	0.24%
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ MacKay Multi-Sector Income ETF	0.40%
IQ MacKay ESG High Income ETF	0.40%
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ MacKay California Municipal Intermediate ETF	0.45%
IQ CBRE Real Assets ETF	0.65%
IQ Winslow Large Cap Growth ETF*	0.75%
IQ Winslow Focused Large Cap Growth ETF*	0.75%

*The advisory fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the period ended October 31, 2023, the effective advisory fee rate was 0.75% of the Funds average daily net assets, exclusive of any applicable waivers/reimbursements.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund in an amount that limits each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Funds	Rate
IQ Ultra Short Duration ETF	0.24%
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ MacKay Multi-Sector Income ETF	0.40%
IQ MacKay ESG High Income ETF	0.40%
IQ MacKay Municipal Insured ETF	0.30%
IQ MacKay Municipal Intermediate ETF	0.30%
IQ MacKay California Municipal Intermediate ETF	0.35%
IQ CBRE Real Assets ETF	0.65%
IQ Winslow Large Cap Growth ETF	0.60%
IQ Winslow Focused Large Cap Growth ETF	0.65%

The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

Notes to Financial Statements (continued)

October 31, 2023

As of October 31, 2023, the Advisor reimbursed the following Fund expenses:

Funds	Reimbursed Expenses
IQ Ultra Short Duration ETF	$77,623
IQ MacKay ESG Core Plus Bond ETF	102,303
IQ MacKay Multi-Sector Income ETF	53,644
IQ MacKay ESG High Income ETF	45,657
IQ MacKay Municipal Insured ETF	347,277
IQ MacKay Municipal Intermediate ETF	379,091
IQ MacKay California Municipal Intermediate ETF	79,414
IQ CBRE Real Assets ETF	29,345
IQ Winslow Large Cap Growth ETF	44,438
IQ Winslow Focused Large Cap Growth ETF	25,891

For the period ended October 31, 2023, there is no recoupment available.

Investment Sub-Advisory Agreements

The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)

October 31, 2023

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2023, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments as determined on a federal income tax basis were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Ultra Short Duration ETF	$16,942,996	$13,267	$(280,124)	$(266,857)
IQ MacKay ESG Core Plus Bond ETF	244,717,705	945,105	(16,434,069)	(15,488,964)
IQ MacKay Multi-Sector Income ETF	23,666,674	206,696	(1,521,066)	(1,314,370)
IQ MacKay ESG High Income ETF	83,242,432	293,795	(2,592,173)	(2,298,378)
IQ MacKay Municipal Insured ETF	418,634,876	864,458	(24,196,583)	(23,332,125)
IQ MacKay Municipal Intermediate ETF	585,195,094	2,226,282	(24,854,490)	(22,628,208)
IQ MacKay California Municipal Intermediate ETF	35,724,379	64,359	(1,080,757)	(1,016,398)
IQ CBRE Real Assets ETF	4,927,792	47,750	(651,758)	(604,008)
IQ Winslow Large Cap Growth ETF	16,989,863	3,163,292	(221,476)	2,941,816
IQ Winslow Focused Large Cap Growth ETF	5,513,377	1,033,694	(4,183)	1,029,511

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primary attributable to wash sale loss deferrals and amortization of market premium.

At April 30, 2023, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ Ultra Short Duration ETF	$196,584	$—	$(4,304,177)	$(795,202)	$(4,902,795)
IQ MacKay ESG Core Plus Bond ETF	1,017,386	—	(8,792,281)	(3,313,368)	(11,088,263)
IQ MacKay Multi-Sector Income ETF	103,162	—	(528,800)	(304,870)	(730,508)
IQ MacKay ESG High Income ETF	218,968	—	—	703,422	922,390
IQ MacKay Municipal Insured ETF	33,718	1,099,878	(54,861,935)	3,935,842	(49,792,497)
IQ MacKay Municipal Intermediate ETF	35,602	1,130,458	(18,428,028)	(1,864,418)	(19,126,386)
IQ MacKay California Municipal Intermediate ETF	3,170	142,104	(7,269,306)	474,252	(6,649,780)
IQ CBRE Real Assets ETF	N/A	N/A	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	2,763	—	(506,676)	1,963,440	1,459,527
IQ Winslow Focused Large Cap Growth ETF	1,322	—	(2,700)	777,722	776,344

Notes to Financial Statements (continued)

October 31, 2023

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals, futures mark to market and other book and tax differences.

At April 30, 2023, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
IQ Ultra Short Duration ETF	$—	$—
IQ MacKay ESG Core Plus Bond ETF	—	—
IQ MacKay Multi-Sector Income ETF	—	—
IQ MacKay ESG High Income ETF	—	—
IQ MacKay Municipal Insured ETF	—	—
IQ MacKay Municipal Intermediate ETF	—	—
IQ MacKay California Municipal Intermediate ETF	—	—
IQ CBRE Real Assets ETF	N/A	N/A
IQ Winslow Large Cap Growth ETF	(299,763)	299,763
IQ Winslow Focused Large Cap Growth ETF	(123,194)	123,194

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind.

The tax character of distributions paid during the years ended April 30, 2023 and 2022 were as follows:

	2023				2022
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ Ultra Short Duration ETF	$2,553,326	$—	$—	$—	$2,460,110	$—	$1,277,966	$—
IQ MacKay ESG Core Plus Bond ETF	7,861,346	—	—	—	485,043	—	—	—
IQ MacKay Multi-Sector Income ETF	749,470	—	—	—	N/A	N/A	N/A	N/A
IQ MacKay ESG High Income ETF	776,850	—	—	—	N/A	N/A	N/A	N/A
IQ MacKay Municipal Insured ETF	38,417	11,495,066	—	—	6,571	8,358,177	172,005	—
IQ MacKay Municipal Intermediate ETF	15,354	8,908,072	—	—	437,277	3,268,012	412,930	—
IQ MacKay California Municipal Intermediate ETF	8,565	1,388,865	—	—	—	340,640	—	—
IQ CBRE Real Assets ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	6,429	—	—	—	N/A	N/A	N/A	N/A
IQ Winslow Focused Large Cap Growth ETF	3,182	—	—	—	N/A	N/A	N/A	N/A

At April 30, 2023, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.

Notes to Financial Statements (continued)

October 31, 2023

At April 30, 2023, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Ultra Short Duration ETF	$—	$498,067	$3,806,110
IQ MacKay ESG Core Plus Bond ETF	—	6,684,514	2,107,767
IQ MacKay Multi-Sector Income ETF	—	434,119	94,681
IQ MacKay ESG High Income ETF	—	—	—
IQ MacKay Municipal Insured ETF	—	27,126,806	27,735,129
IQ MacKay Municipal Intermediate ETF	—	9,976,967	8,451,061
IQ MacKay California Municipal Intermediate ETF	—	7,269,100	206
IQ CBRE Real Assets ETF	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	—	506,676	—
IQ Winslow Focused Large Cap Growth ETF	—	2,700	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2023, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The Advisor is an affiliate of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLIC”). The following tables reflect shares of a Fund beneficially owned by NYLIM or NYLIC or funds or accounts managed by NYLIM or NYLIC where such holdings exceed 5% of the shares of the Fund. As of October 31, 2023, NYLIM and NYLIC or fund, or accounts managed by NYLIM or NYLIC were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Insurance & Annuity Corporation

Fund	% of Ownership
IQ MacKay California Municipal Intermediate ETF	60.6%

New York Life Investment Management LLC

Fund	% of Ownership
IQ MacKay ESG Core Plus Bond ETF	96.4%
IQ MacKay Multi-Sector Income ETF	99.0%
IQ MacKay ESG High Income ETF	95.3%
IQ CBRE Real Assets ETF	95.0%
IQ Winslow Large Cap Growth ETF	98.1%
IQ Winslow Focused Large Cap Growth ETF	95.2%

Notes to Financial Statements (continued)

October 31, 2023

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2023 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Ultra Short Duration ETF	$55,002,429	$94,342,326	$—	$—
IQ MacKay ESG Core Plus Bond ETF	166,105,481	164,565,234	—	—
IQ MacKay Multi-Sector Income ETF	17,878,873	18,082,269	—	—
IQ MacKay ESG High Income ETF	75,506,263	19,302,846	—	—
IQ MacKay Municipal Insured ETF	187,800,247	122,007,238	—	—
IQ MacKay Municipal Intermediate ETF	227,895,875	77,773,217	—	—
IQ MacKay California Municipal Intermediate ETF	13,231,135	28,218,134	—	—
IQ CBRE Real Assets ETF	1,541,623	1,527,725	4,983,992	—
IQ Winslow Large Cap Growth ETF	7,063,415	7,058,609	—	—
IQ Winslow Focused Large Cap Growth ETF	2,344,098	2,337,745	—	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

The Funds entered into futures contracts to help manage the duration and yield curve position of the Funds while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, a Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of October 31, 2023, the open futures contracts for IQ Ultra Short Duration ETF, IQ MacKay Multi-Sector Income ETF and IQ MacKay ESG Core Plus Bond ETF are shown in the Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2023

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Assets Derivatives

Interest Risk
IQ Ultra Short Duration ETF
Unrealized appreciation on futures contracts[1]	$59,146
IQ MacKay ESG Core Plus Bond ETF
Unrealized appreciation on futures contracts[1]	$113,299
IQ MacKay Multi-Sector Income ETF
Unrealized appreciation on futures contracts[1]	$—

Liability Derivatives

Interest Risk
IQ Ultra Short Duration ETF
Unrealized depreciation on futures contracts[1]	$—
IQ MacKay ESG Core Plus Bond ETF
Unrealized depreciation on futures contracts[1]	$1,979,680
IQ MacKay Multi-Sector Income ETF
Unrealized depreciation on futures contracts[1]	$30,644

1Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2023 were as follows:

Interest Risk
IQ Ultra Short Duration ETF
Realized gain (loss)
Futures contracts	$186,922
Changes in Unrealized appreciation (depreciation)
Futures contracts	$421,951
IQ MacKay ESG Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$(2,491,964)
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(2,962,566)
IQ MacKay Multi-Sector Income ETF
Realized gain (loss)
Futures contracts	$(305,684)
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(170,153)

Notes to Financial Statements (continued)

October 31, 2023

For the period ended October 31, 2023, the monthly average notional value of the futures contracts held by the Fund were as follows:

	Average Notional Value
	IQ Ultra Short Duration ETF	IQ MacKay ESG Core Plus Bond ETF	IQ MacKay Multi-Sector Income ETF
Asset Derivatives
Futures contracts	$—	$23,463,357	$1,843,546
Liability Derivatives
Futures contracts	$(6,699,929)	$(3,983,501)	$(24,738)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Bond Insurance Risk1

Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a Fund’s share price or distributions. Shares of a Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase a Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.

California State Specific Risk2

Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Corporate Bonds Risk

Corporate bonds are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Credit Risk

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal when due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

1Applies to IQ MacKay Municipal Insured ETF and IQ MacKay California Municipal Intermediate ETF.

2Applies to IQ MacKay California Municipal Intermediate ETF.

Notes to Financial Statements (continued)

October 31, 2023

Cyber Security and Disruptions in Operations Risk

With the increasing use of the Internet and technology in connection with the Fund’s operations, a Fund may be more susceptible to greater operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third-parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to the Fund’s or their service providers’ operations, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of or denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information (i.e., identity theft or other privacy breaches).

Debt Securities Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If a Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Equity Securities Risk

The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a Fund’s holdings. Opportunity for greater gain may come with greater risk of loss.

Notes to Financial Statements (continued)

October 31, 2023

ESG Investing Style Risk3

A Fund seeks exposure to the securities of companies meeting environmental, social and corporate governance investing criteria. A Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and a Fund may forgo some market opportunities available to funds that do not use these criteria. The application of ESG investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. ESG investing is subjective by nature, and therefore offers no guarantee that the ESG criteria utilized by the Subadvisor will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria or any judgment exercised by the Subadvisor will reflect the beliefs or values of any particular investor. In addition, ESG investing is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

High Yield Securities Risk

High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”

Income Risk

The income of a Fund receives from investments in debt securities may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or a Fund needs to purchase additional bonds.

Interest Rate Risk

An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when a Fund might wish to sell.

Large Transaction Risks

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

LIBOR Replacement Risk

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize floating rates, such as the London Interbank Offered Rate (“LIBOR”), as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of a majority of U.S. dollar LIBOR settings on a representative basis on June 30, 2023.

Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”)). Various financial industry groups have been planning for the discontinuation of LIBOR and markets have been developing in response to these new rates, but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. There are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the discontinuation nor its ultimate outcome is fully known.

3Applies to IQ MacKay ESG Core Plus Bond ETF and IQ MacKay ESG High Income ETF.

Notes to Financial Statements (continued)

October 31, 2023

Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that were tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilized LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value.

While the transition away from LIBOR is nearly complete with no material adverse effect to the Funds’ performance, it is difficult to predict the full impact of the discontinuation of LIBOR on a Fund.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of a Fund’s bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.

Market Disruption Risk and Recent Market Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause a Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant restrictions, market volatility, decreased economic and other activity and increased government activity that it has caused. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and resulting sanctions have and could continue to have a significant impact on a Fund’s investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. Further, large corporations and U.S. and foreign governmental entities may divest interests or otherwise curtail business dealings in these countries. These events may result in a loss of liquidity and value of these countries’ securities and, in some cases, a complete inability to trade or settle trades in such securities.

Changing interest rate environments (whether downward or upward) impact the various sectors of the economy in different ways. For example, low interest rate environments tend to be a positive factor for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and stock prices. Likewise, during periods when interest rates are increasing (rather than stagnant in a high or low interest rate environment), the price of fixed income investments tend to fall as investors begin to seek higher-yielding investments. Accordingly, a Fund is subject to heightened interest rate risk during periods of low interest rates. During rising interest rate environments, the Funds may be adversely affected, especially those Funds that are more susceptible to interest rate risk (e.g., those funds that hold fixed income investments or that invest in equity securities of issuers who are adversely affected by rising interest rates). As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised

Notes to Financial Statements (continued)

October 31, 2023

interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact a Fund, and any regulatory changes could adversely impact a Fund’s ability to achieve its investment strategies or make certain investments.

Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Events in the financial sector may result in reduced liquidity in the credit, fixed-income and other financial markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. Certain isolated events in a financial market may also result in systemic adverse consequences across broader segments of the financial markets (domestically, regionally, or globally) in unanticipated or unforeseen ways. Such events may result from unregulated markets, systemic risk, natural market forces, bad actors, or other unforeseen scenarios.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a Fund and its investments.

Mortgage-Related and Other Asset-Backed Securities Risk

Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Municipal Bond Risk

A Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a Fund may invest more heavily in bonds from certain cities, states, territories, or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).

Notes to Financial Statements (continued)

October 31, 2023

Municipal bond proceeds could provide positive social or environmental benefits which could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. The positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors considered in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.

Municipal bonds most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Trading Price Risk

Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price.

U.S. Tax Treatment Risk

Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

10. SUBSEQUENT EVENTS

On October 18, 2023, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to liquidate the IQ MacKay Multi-Sector Income ETF pursuant to the terms of a plan of liquidation. After considering all of the information presented to it, the Board concluded that it would be in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about December 19, 2023.

In addition, for the IQ Ultra Short Duration ETF, on October 18, 2023, the Board considered and approved, among other related proposals: (i) appointing MacKay Shields LLC as the Fund’s subadvisor; (ii) changing the Fund’s name to IQ MacKay Ultra Short Duration ETF; (iii) a modification to the Fund’s investment strategy; and (iv) filing proxy materials. These changes are expected to become effective on or about January 18, 2024, if shareholders of the Fund approve item (i) above prior to that date.

Other than the Fund liquidation and the potential changes to IQ Ultra Short Duration ETF, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

Board Review of Investment Advisory Agreements (unaudited)

Approval Relating to the IQ Ultra Short Duration ETF (the “Fund”)

The Board (the members of which are referred to as “Trustees”) met by videoconference on October 18, 2023, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of an amendment to the Investment Sub-Advisory Agreement (the “Subadvisory Agreement”) between IndexIQ Advisors, LLC (“IndexIQ”), on behalf of the Fund, and MacKay Shields LLC (“MacKay Shields”). The Board noted that such Subadvisory Agreement was being considered in advance of the proposed repositioning of the Fund (the “Repositioning”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by IndexIQ and MacKay Shields relevant to the Board’s consideration of whether to approve the Subadvisory Agreement, as well as other information furnished to the Board throughout the year as deemed relevant to each Trustee. In connection with considering approval of the Subadvisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Subadvisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including, as are described in greater detail below: (i) the nature, extent and quality of the services to be provided to the Fund by MacKay Shields; (ii) the investment performance of the Fund; (iii) the anticipated costs of the services to be provided by MacKay Shields and the anticipated profitability of MacKay Shields in connection with its relationship with the Fund; (iv) any “fall-out” benefits that may be derived or to be derived by MacKay Shields from its relationships with the Trust; (v) the extent to which economies of scale may be realized if the Fund grows and the extent to which economies of scale may benefit the Fund’s shareholders; and (vi) the reasonableness of the management fee paid by the Fund to IndexIQ, because the investment subadvisory fees paid to MacKay Shields would be paid by IndexIQ, not the Fund, and management fees compared to third-party registered investment companies with similar investment objectives and policies as those of the Fund. Although the Board recognized that the comparisons between the management fee paid by the Fund and estimated expenses and those of other funds are imprecise, given different terms of agreements, variations in fund strategies, and other factors, the Board considered the reasonableness of the Fund’s fees and estimated overall total ordinary operating expenses as compared to these peer funds.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Sub-Advisory Agreement; (2) information about applicable expense limitation and fee waiver agreements; (3) information describing MacKay Shields and the services provided thereby; (4) information regarding the respective compliance program and portfolio management team of MacKay Shields; (5) a copy of the Form ADV for MacKay Shields; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory agreements under the 1940 Act; (7) materials provided by MacKay Shields in response to a 15(c) request for information from independent legal counsel to the Independent Trustees; and (8) a presentation by personnel of MacKay Shields. The Trustees also considered their individual experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with MacKay Shields in respect of other series of the Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Fund:

1.Nature, Extent and Quality of Services to Be Provided by MacKay Shields. In considering the Repositioning and the Subadvisory Agreement, the Board considered IndexIQ’s responsibilities as advisor of the Fund, noting that IndexIQ is responsible for supervising the Fund’s investment subadvisor. The Board examined

Board Review of Investment Advisory Agreements (unaudited) (continued)

the nature, extent and quality of the proposed investment advisory services that MacKay Shields would provide to the Fund. Further, the Board evaluated and/or examined the following with regard to MacKay Shields:

•experience in providing investment advisory services;

•experience in serving as investment advisor or investment subadvisor to other funds and the performance track record of these funds;

•experience of investment advisory, senior management and administrative personnel;

•overall legal and compliance environment, resources and history and policies and procedures in place with respect to matters that may involve conflicts of interest between the Fund’s investments and those of other accounts managed by MacKay Shields;

•ability to attract and retain qualified investment professionals and willingness to invest in personnel to service and support the Fund;

•portfolio construction and risk management processes;

•experience and qualifications of the Fund’s proposed portfolio managers and MacKay Shields’ compensation structure for the portfolio managers; and

•overall reputation, financial condition and assets under management.

Based on these and other considerations deemed relevant to the Board, the Board concluded, within the context of its overall determinations regarding the Repositioning and the Subadvisory Agreement, that the Fund is likely to benefit from the nature, extent and quality of investment advisory services to be provided by MacKay Shields as a result of MacKay Shields’s experience, personnel, operations and resources.

2.Investment Performance. In connection with the Board’s consideration of the Repositioning and the Subadvisory Agreement, the Board evaluated investment performance results over various periods in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board particularly considered investment reports on and analysis of the Fund’s performance provided to the Board throughout the year by IndexIQ. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to relevant investment categories and the Fund’s benchmark, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as the effect of current and recent market conditions.

The Board further considered that shareholders may benefit from MacKay Shields’ investment process, including its portfolio construction and risk management processes. The Board noted that the Repositioning had not yet been implemented so an investment performance track record for the Fund, as repositioned, was not available.

The Board evaluated the Fund’s proposed portfolio management team as well as the Fund’s proposed portfolio managers, investment process, strategies and risks. Based on these considerations, the Board concluded that the Fund was likely to be managed responsibly and capably by MacKay Shields.

Also based on these considerations, the Board concluded, within the context of its overall determinations regarding the Repositioning and the Subadvisory Agreement, that the selection of MacKay Shields as the investment subadvisor to the Fund is likely to benefit the Fund’s long-term investment performance.

3.Costs of the Services to Be Provided, and Profits to Be Realized, by MacKay Shields. The Board considered the estimated costs of the services to be provided by MacKay Shields under the Subadvisory Agreement and the anticipated profitability of IndexIQ, and its affiliates, including MacKay Shields, due to their relationships with the Fund and with respect to the Subadvisory Agreement. Because MacKay Shields is an affiliate of IndexIQ whose investment subadvisory fees would be paid directly by IndexIQ, not the Fund, the Board considered cost and profitability information for IndexIQ and MacKay Shields in the aggregate.

Board Review of Investment Advisory Agreements (unaudited) (continued)

The Board also considered, among other factors, MacKay Shields’ investments in personnel, systems, equipment and other resources and infrastructure to support and manage the Fund, and that IndexIQ is responsible for paying the investment subadvisory fees for the Fund. The Board acknowledged that MacKay Shields must be in a position to attract and retain experienced professional personnel to provide services to the Fund and to maintain a strong financial position in order for MacKay Shields to provide high-quality services to the Fund. The Board considered information from IndexIQ estimating the impact that the engagement of MacKay Shields would have on the overall profitability of the Fund to IndexIQ and its affiliates, including MacKay Shields.

In considering the anticipated costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by MacKay Shields due to its relationship with the Fund, including reputational and other indirect benefits.

The Board took into account the fact that the Fund would undergo certain changes to its principal investment strategies in connection with the Repositioning. The Board noted estimates from IndexIQ and MacKay Shields that a significant portion of the holdings of the Fund would be sold to align the Fund’s holdings with the strategies that would be pursued by MacKay Shields. The Board considered the expected transaction costs and potential federal income tax consequences associated with changes to the Fund’s strategies as a result of the Repositioning, including the fact that Fund shareholders would bear such costs. The Board also noted that any realized gain that the Fund might experience as a result of the Repositioning was currently expected to be offset by the Fund’s current carry loss forward position. Additionally, the Board considered IndexIQ’s representation that IndexIQ and MacKay Shields will seek to develop and implement an efficient transition strategy and seek to minimize potential indirect costs, such as market impact and costs, associated with the Repositioning.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Repositioning and the Subadvisory Agreement, that any profits expected to be realized by IndexIQ and its affiliates due to their relationships with the Fund, and any costs borne by shareholders, were not excessive.

4.Investment Subadvisory Fees and Estimated Total Ordinary Operating Expenses. The Board evaluated the reasonableness of the fees to be paid under the Subadvisory Agreement and the Fund’s estimated total ordinary operating expenses. The Board primarily considered the reasonableness of the management fee paid by the Fund to IndexIQ, because the investment subadvisory fees paid to MacKay Shields would be paid by IndexIQ, not the Fund. The Board also considered the amount of the management fee expected to be retained by IndexIQ.

In assessing the reasonableness of the Fund’s proposed fees and estimated expenses, the Board considered information provided by IndexIQ on the fees and expenses of third-party registered investment companies with similar investment objectives and policies as those of the Fund.

After considering all of the factors outlined above, the Board concluded that the Fund’s overall fees were within a range that is competitive and, within the context of the Board’s overall conclusions regarding the Repositioning, support the conclusion that the estimated total ordinary operating expenses are reasonable. The Board also considered the Fund’s subadvisory fee schedule, and noted the subadvisory fee proposed to be paid to MacKay Shields was the same subadvisory fee paid to the Fund’s current sub-advisor.

5.Extent to Which Economies of Scale May Be Realized If the Fund Grows. The Board considered whether the Fund’s proposed expense structure would permit economies of scale to be shared with the Fund’s shareholders. The Board recognized the difficulty of determining future economies of scale with precision and noted the existence of the Expense Limitation Agreement and its respective impact on costs to shareholders. The Board noted that under the Subadvisory Agreement, MacKay Shields agreed to waive or reimburse its subadvisory fee proportionally with respect to amounts waived or reimbursed by IndexIQ for the Fund, and the impact of this waiver on the profitability of MacKay Shields.

Board Review of Investment Advisory Agreements (unaudited) (continued)

Based on this information, the Board concluded, within the context of its overall determinations regarding the Repositioning and the Subadvisory Agreement, that the fees to be paid to IndexIQ and MacKay Shields, respectively, were reasonable when considering the profitability of the Fund to IndexIQ.

Conclusion. No single factor was determinative to the decision of the Board or the Independent Trustees. On the basis of the information and factors summarized above and such other matters as were deemed relevant and the Board’s evaluation thereof, the Board as a whole, and the Independent Trustees voting separately, unanimously voted to approve the Repositioning and, subject to shareholder approval, the Subadvisory Agreement.

IndexIQ Active ETF Trust

Semi-Annual Report | October 31, 2023

IQ Ultra Short Duration ETF (ULTR)
Q MacKay ESG Core Plus Bond ETF (ESGB)
IQ MacKay Multi-Sector Income ETF (MMSB)
IQ MacKay ESG High Income ETF (IQHI)
IQ MacKay Municipal Insured ETF (MMIN)
Q MacKay Municipal Intermediate ETF (MMIT)
IQ MacKay California Municipal Intermediate ETF (MMCA)
IQ CBRE Real Assets ETF (IQRA)
IQ Winslow Large Cap Growth ETF (IWLG)
IQ Winslow Focused Large Cap Growth ETF (IWFG)

Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

5013901ME10a-12/23

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	January 8, 2024

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Financial Officer)

Date	January 8, 2024